                    As filed with the Securities and Exchange Commission on February 26, 2004.
                                                      Registration No. 333-111964 and 811-4603
===================================================================================================================================

                           U.S. SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          FORM N-14
                   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

           [X] Pre-Effective Amendment No._1__     [ ] Post-Effective Amendment No.____

                               (Check appropriate box or boxes)

       --------------------------------------------------------------------------------
                                     LB SERIES FUND, INC.
                      (Exact name of Registrant as Specified in Charter)

                                   625 Fourth Avenue South
                                 Minneapolis, Minnesota 55415
                           (Address of Principal Executive Offices)

                                         612-340-8492
                               (Registrant's Telephone Number)

                                       Marlene J. Nogle
                                   625 Fourth Avenue South
                                 Minneapolis, Minnesota 55415
                           (Name and Address of Agent for Service)

                        Approximate Date of Proposed Public Offering:
       As soon as possible following the effective date of this Registration Statement.

       --------------------------------------------------------------------------------

                            Title of Securities Being Registered:
                                Shares of Beneficial Interest

No filing fee is required because of reliance on Section 24(f) under the Investment Company
Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration
Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

===================================================================================================================================

            TECHNOLOGY STOCK PORTFOLIO                         CAPITAL GROWTH PORTFOLIO
            SMALL CAP STOCK PORTFOLIO                        LARGE COMPANY INDEX PORTFOLIO
            SMALL CAP VALUE PORTFOLIO                      REAL ESTATE SECURITIES PORTFOLIO
            SMALL CAP INDEX PORTFOLIO                             BALANCED PORTFOLIO
             MID CAP STOCK PORTFOLIO                           HIGH YIELD BOND PORTFOLIO
             MID CAP INDEX PORTFOLIO                             BOND INDEX PORTFOLIO
             INTERNATIONAL PORTFOLIO                         MORTGAGE SECURITIES PORTFOLIO

                                          Series of

                            AAL VARIABLE PRODUCT SERIES FUND, INC.

AAL Variable Product Series Fund, Inc.
625 Fourth Avenue South
Minneapolis, Minnesota 55415

March 3, 2004

Dear Shareholder:

As we previously announced, in January 2002, Aid Association for Lutherans and Lutheran
Brotherhood merged to form Thrivent Financial for Lutherans.  Since that time, we have implemented several changes to combine the best of both organizations. The proposals described in the accompanying proxy statement are an important step to continue this process for the organizations' mutual fund families.

Since the merger, we have done considerable planning and preparation to create the foundation for the new Thrivent family of mutual funds. Our primary goal is to provide substantial value to shareholders through consistent, competitive performance, enhanced shareholder services and a growing business with an excellent reputation. Thrivent Financial expects to build on its many strengths as a money manager while also addressing areas that need improvement.

Your Board of Directors and Thrivent Financial are working together to develop action steps that collectively are expected to benefit shareholders. They include:

o   The proposed reorganization of the AAL Variable Product Series Fund, Inc. portfolios into the portfolios of the LB Series Fund, Inc., that is discussed in this proxy statement, which will place all of the portfolios under a single board of directors;
o   Investment of $4-5 million by Thrivent Financial to enhance the quality of its asset management capabilities, including hiring additional investment professionals and making infrastructure investments to support investment research;
o   New product names using the Thrivent Financial brand. The merged investment company will be named the Thrivent Series Fund, Inc.;
o   Expanded product offerings; and
o   Greater investment choice through access to an expanded array of money managers.

Some of these changes require shareholder approval. Other changes have been or are expected to be  implemented by Thrivent Financial working with your Board of Directors.

The Board of Directors of the AAL Variable Product Series Fund, Inc. unanimously recommends that shareholders of each Portfolio vote FOR the reorganization proposal for each portfolio in the proxy statement.  The Board has determined that these reorganizations will benefit the portfolios by:

o   Consolidating the variable product portfolios sponsored by Thrivent Financial under a single investment company and board of directors.  This will further streamline governance and oversight of the portfolios.
o   Simplifying administrative and regulatory requirements for the portfolios, including by eliminating duplicative regulatory filings and duplicative fixed costs such as printing, mailing, accounting and audit fees, legal fees and shareholder meetings.

Related to the reorganization of the International Portfolio into the existing World Growth
Portfolio, the Board considered:

o   The similarity of the two portfolios' investment objectives and strategies,
o   The benefits of the projected lower total expense ratio,
o   The increased asset base of the merged portfolio, and
o   That the long-term performance of the World Growth Portfolio has been better than that of the International Portfolio.

A special shareholder meeting is scheduled for April 7, 2004, to consider each reorganization. It is very important that you vote on the proposal for each Portfolio underlying your variable contract or retirement plan. You may vote by telephone, Internet or mail. Please read this proxy statement and cast your vote using the enclosed voting instruction form.

To see how the reorganization will affect the portfolio underlying your investment in your variable contract and/or retirement plan, please review the enclosed information on the advisory fees, expenses, investment policies and services relating to the corresponding portfolios of the LB Series Fund, Inc.

In the midst of these important changes, your Board is committed to ensuring that the AAL
Variable Product Series Fund, Inc. operates in a manner that is deserving of your trust.
This is especially important at a time when shareholders' confidence in money managers and fund families is being shaken. It is a commitment that we, as well as Thrivent Financial, take very seriously.

                                                          Sincerely,
                                                          Pamela J. Moret
                                                          President

Questions & Answers
For Shareholders of AAL Variable Product Series Fund, Inc.

The Board of Directors of the AAL Variable Product Series Fund, Inc. (the "AAL Series Fund")
has provided the following questions and answers to clarify and summarize the proposals in this proxy statement.  Your vote is very important.  The Board unanimously supports these proposals and encourages you to read the full proxy statement and vote as soon as possible.

Q.      What changes are proposed?

A:      The Board proposes that each of the portfolios offered by the AAL Series Fund other than the International Portfolio (each an "AAL Portfolio" and collectively the
        "AAL Portfolios") be reorganized and merged into a corresponding newly-formed portfolio of the LB Series Fund, Inc. (each a "New Thrivent Portfolio" and collectively the "New Thrivent Portfolios").  The Board also proposes that the
        International Portfolio of the AAL Series Fund be reorganized with and into the World
        Growth Portfolio, an existing portfolio of LB Series Fund, Inc.

Q:      Why is the reorganization proposed?

A:      Lutheran Brotherhood and Aid Association for Lutherans merged in January 2002 to form
        Thrivent Financial for Lutherans ("Thrivent Financial"). The reorganization is part of a multi-phase plan to merge and integrate the governance and operations of the funds sponsored by Thrivent Financial that serve as investments for Thrivent
        Financial's and Thrivent Life Insurance Company's ("Thrivent Life") variable annuity and variable life insurance products and Thrivent Financial's retirement plans.

        With respect to each AAL Portfolio that would be reorganized into a corresponding New
        Thrivent Portfolio, the Board has determined that the reorganization is in the best interests of the AAL Portfolios. In reaching this decision, the Board considered the following factors:

        o  The reorganizations will consolidate the variable product portfolios sponsored by
           Thrivent Financial under a single investment company and board of directors.
           This will further streamline governance and oversight of the portfolios.
        o  The investment objective and strategies of each New Thrivent Portfolio will be identical to the investment objective and strategies of the corresponding AAL
           Portfolio.
        o  The reorganizations offer the opportunity for operational efficiencies by simplifying  the administrative and regulatory requirements for the Portfolios and eliminating duplicative regulatory filings.  The reorganizations will eliminate some duplicative fixed costs.
        o  The reorganizations will not result in the recognition of any gain or loss for federal income tax purposes by the AAL Portfolios, the Thrivent Portfolios or their shareholders.
        o  Thrivent Financial will be responsible for payment of the expenses related to each reorganization.

        In recommending the reorganization of the International Portfolio into the World
        Growth Portfolio, the Board considered:

        o  The investment objectives of the International Portfolio and the World Growth
           Portfolio are substantially similar, as are their investment policies and strategies.
        o  The potential for benefiting from economies of scale of a larger asset base, including greater portfolio diversification and the opportunity to conduct investment transactions on potentially more advantageous terms than two separate smaller portfolios.  The reorganization also offers opportunities to spread fixed costs over a larger asset base.
        o  The total expense ratio of the World Growth Portfolio following the reorganization is projected to be lower than the current total expense ratio for each of the World
           Growth Portfolio and International Portfolio.
        o  The long-term performance of the World Growth Portfolio has been better than that of the International Portfolio.

Q:      How will the AAL Portfolios be merged with the Thrivent Portfolios?

A:      The AAL Series Fund consists of 14 separate Portfolios. The Board proposes:

        o  The International Portfolio be merged into the World Growth Portfolio, an existing portfolio of LB Series Fund, Inc., which has a substantially similar investment objective and strategy.
        o  The remaining 13 AAL Portfolios be reorganized into New Thrivent Portfolios, each of which has been established solely for the purpose of this reorganization and has no prior operating history or assets.

        In the reorganization, the shares of each AAL Portfolio automatically will be exchanged for an equal dollar value of shares of the corresponding Thrivent
        Portfolio.

Q.      Who currently manages the World Growth Portfolio?

A.      Price International, an affiliate of T. Rowe Price Associates, Inc., presently subadvises the World Growth Portfolio.

Q.      Who can vote?

A.      Owners of the variable contracts funded by an AAL Portfolio and the administrators of the retirement plans are entitled to vote. Thrivent Financial and Thrivent Life will cast your votes according to your voting instructions. Trustees of the Thrivent
        Savings Plan will vote according to the best interests of the plan participants.

        If no timely voting instructions are received, any shares of an AAL Portfolio attributable to a variable contract will be voted by Thrivent Financial or Thrivent
        Life in proportion to the voting instructions received for all variable contracts and retirement plans participating in the applicable AAL Portfolio. If a voting instruction form is returned with no voting instructions, the shares of the AAL
        Portfolio to which the form relates will be voted FOR all the proposals.

        Any shares of an AAL Portfolio held by Thrivent Financial, Thrivent Life or any of their affiliates for their own account will also be voted in proportion to the voting instructions received for all variable contracts participating in the AAL Portfolio.

        This hypothetical example illustrates how proportionate voting works:

        An AAL Portfolio has 1,000 shares outstanding. Shareholders vote 70 of those shares
        FOR the proposal, 20 shares AGAINST the proposal and 10 shares are held by shareholders who abstain from voting.  Thrivent Financial or Thrivent Life hold the other 900 shares.

        In this example, using proportionate shadow voting, Thrivent Financial would vote 700 of the 1,000 shares FOR the proposal, 200 shares AGAINST, and would abstain from voting 100 of those shares.

Q:      When will the reorganization be effective?

A:      A Special Meeting of Shareholders of each of the AAL Portfolios is scheduled for
        April 7, 2004, to consider the reorganization.  Subject to shareholder approval, the reorganization affecting each AAL Portfolio likely will be effective on or about
        April 30, 2004.

Q:      Can I make additional investments in the AAL Portfolios before the reorganization?

A:      Yes. You can continue to make investments in any of the AAL Portfolios until the effective date of the reorganization.

Q:      What do I need to do to exchange my shares?

A:      Nothing.  If shareholders approve the reorganization, the shares of the AAL Portfolio that fund benefits under your variable contract or retirement plan automatically will be exchanged for an equal dollar value of shares of the corresponding Thrivent
        Portfolio.  Your variable contract or retirement plan participation will not be affected by the reorganization.

Q:      Will I incur taxes as a result of this reorganization?

A:      Each reorganization is expected to be tax-free for federal income tax purposes. The participating Portfolios will seek an opinion from counsel to this effect. Generally, neither variable contract owners nor retirement plan participants will incur capital gains or losses on the exchange of AAL Portfolio shares for Thrivent Portfolio shares having an equal dollar value as a result of this reorganization. The cost basis on each investment also will remain the same.

Q.      How does the Board recommend that I vote?

A.      The Board of Directors unanimously recommends that you vote FOR these proposals.

Q:      How can I vote?

A:      You can vote by:

        o Internet 0 https://vote.proxy-direct.com.   Follow the directions on the enclosed
          voting instruction form.
        o Telephone - Follow the directions on the enclosed voting instruction form. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the voting instruction form.
        o By mail - Date and sign the enclosed voting instruction form and return it in the enclosed postage-paid envelope.

Q.      Why should I vote?

A.      Every vote is important and the Board encourages you to return your vote as soon as possible.

Q:      When should I vote?

A:      Please vote as soon as possible by mail, telephone or the Internet. This will help avoid additional follow-up costs.

Q:      Who is paying the cost of the shareholder meeting and of this proxy solicitation?

A:      Thrivent Financial will pay all of the shareholder meeting, proxy preparation and proxy solicitation expenses.  Expenses relating to the reorganization will not be paid for out of fund or portfolio assets.

Q:      Who should I call if I have questions about the proposals in the proxy statement?

A.      Call 1-866-270-1532.

Q:      How can I get more information about the portfolios?

A:      A copy of the prospectus for the World Growth Portfolio accompanies this proxy statement and prospectus as Appendix B.  The prospectus for the New Thrivent
        Portfolios is attached as Appendix C.  Management's Discussion of Fund Performance
        and the Financial Highlights for the World Growth Portfolio is attached as Appendix
        D.

        For a copy of the prospectus or the Statement of Additional Information for the AAL
        Portfolios, write to AAL Variable Products Series Fund, Inc., 625 Fourth Avenue
        South, Minneapolis, Minnesota 55415 or call 1-800-847-4836.

        For a copy of the Statement of Additional Information for the New Thrivent
        Portfolios, the World Growth Portfolio, or for an additional copy of this proxy statement and prospectus, write to Thrivent Series Fund, Inc., 625 Fourth Avenue
        South, Minneapolis, Minnesota 55415 or call 1-800-847-4836.

            TECHNOLOGY STOCK PORTFOLIO                         CAPITAL GROWTH PORTFOLIO
            SMALL CAP STOCK PORTFOLIO                        LARGE COMPANY INDEX PORTFOLIO
            SMALL CAP VALUE PORTFOLIO                      REAL ESTATE SECURITIES PORTFOLIO
            SMALL CAP INDEX PORTFOLIO                             BALANCED PORTFOLIO
             MID CAP STOCK PORTFOLIO                           HIGH YIELD BOND PORTFOLIO
             MID CAP INDEX PORTFOLIO                             BOND INDEX PORTFOLIO
             INTERNATIONAL PORTFOLIO                         MORTGAGE SECURITIES PORTFOLIO

                                          Series of

                            AAL VARIABLE PRODUCT SERIES FUND, INC.
                                   625 Fourth Avenue South
                                 Minneapolis, Minnesota 55415

                          NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                                 To be held on April 7, 2004
                             ___________________________________

A Special  Meeting of  Shareholders  (the  "Special  Meeting")  of each series of AAL Variable
Product  Series Fund,  Inc. (the "AAL Series Fund") listed above (each an "AAL  Portfolio" and collectively  the "AAL  Portfolios")  will be held at the  Thrivent  Financial  for  Lutherans building,  625 Fourth  Avenue  South,  Minneapolis,  Minnesota on April 7, 2004,  at 8:30 a.m.
Central Time for the following purposes:

1.      For  shareholders  of  the  International  Portfolio  of  the  AAL  Series  Fund  (the
        "International  Portfolio") to approve a proposed Reorganization Agreement and Plan of
        Reorganization  between  the AAL Series  Fund and LB Series  Fund,  Inc.  (which  will change its name to Thrivent  Series  Fund,  Inc. on or about  April 30,  2004,  and is hereinafter referred to as the "Thrivent Series Fund"),  whereby (a) all of the assets of the  International  Portfolio will be transferred to the World Growth  Portfolio of
        Thrivent  Series Fund (the "World Growth  Portfolio") in exchange for the World Growth
        Portfolio's  shares  of  equal  dollar  value;  (b)  the  stated  accrued  and  unpaid liabilities  of the  International  Portfolio  will be  assumed  by the  World  Growth
        Portfolio;   (c)  the  International   Portfolio  will  distribute  pro  rata  to  its
        shareholders,  in  complete  liquidation,  the  shares of the World  Growth  Portfolio received in exchange  for its net assets;  and (d) the  International  Portfolio  will cease to exist.

2.      For  shareholders  of each AAL  Portfolio,  other  than the  International  Portfolio, separately to approve a proposed  Reorganization  Agreement and Plan of Reorganization
        between the AAL Series Fund and Thrivent  Series  Fund,  whereby (a) all of the assets of each AAL  Portfolio  will be  transferred  to a  corresponding  series of  Thrivent
        Series  Fund (each a "New  Thrivent  Portfolio"  and  together  with the World  Growth
        Portfolio,  the "Thrivent  Portfolios")  in exchange for the New Thrivent  Portfolio's shares of equal  dollar  value;  (b) all  liabilities  of each AAL  Portfolio  will be assumed by the  corresponding  New Thrivent  Portfolio;  (c) each AAL  Portfolio  will distribute pro rata to its shareholders,  in complete  liquidation,  the shares of the corresponding New Thrivent  Portfolio received in exchange for its net assets; and (d)
        each AAL Portfolio will cease to exist.

3.      To consider and act upon any matter  incidental  to the foregoing and to transact such other business as may properly come before the Special Meeting and all adjournments.

The Board of  Directors  of AAL Series Fund has fixed the close of  business  on February  13,
2004 as the record date for the  determination  of shareholders  entitled to notice of, and to vote at, the Special Meeting and all adjournments.

                                            By Order of the Board of Directors,
                                            James E. Nelson, Secretary

Minneapolis, Minnesota
March 3, 2004

-------------------------------------------------------------------------------------------------
                                     YOUR VOTE IS IMPORTANT

        You can help Thrivent  Financial for  Lutherans,  the adviser to the AAL  Portfolios and the  Thrivent  Portfolios,  avoid the  necessity  and  expense of sending  follow-up  letters by promptly  returning  the enclosed  voting  instruction  form. If you are unable to be present in person  at the  Special  Meeting,  please  mark,  date,  sign and  return  the  enclosed  voting instruction  form.  The enclosed  envelope  requires no postage if mailed in the United  States.
You also may vote by telephone (1-866-235-4258) or the Internet  (https://vote.proxy-direct.com)
by entering the control number on the enclosed voting instruction form.

-------------------------------------------------------------------------------------------------

                                PROXY STATEMENT AND PROSPECTUS

                                        MARCH 3, 2004

             INTERNATIONAL PORTFOLIO                           WORLD GROWTH PORTFOLIO
            TECHNOLOGY STOCK PORTFOLIO                     THRIVENT TECHNOLOGY PORTFOLIO
            SMALL CAP STOCK PORTFOLIO                     THRIVENT SMALL CAP STOCK PORTFOLIO
            SMALL CAP VALUE PORTFOLIO                 THRIVENT PARTNER SMALL CAP VALUE PORTFOLIO
            SMALL CAP INDEX PORTFOLIO                     THRIVENT SMALL CAP INDEX PORTFOLIO
             MID CAP STOCK PORTFOLIO                       THRIVENT MID CAP STOCK PORTFOLIO
             MID CAP INDEX PORTFOLIO                       THRIVENT MID CAP INDEX PORTFOLIO
             CAPITAL GROWTH PORTFOLIO                     THRIVENT LARGE CAP STOCK PORTFOLIO
          LARGE COMPANY INDEX PORTFOLIO                   THRIVENT LARGE CAP INDEX PORTFOLIO
         REAL ESTATE SECURITIES PORTFOLIO              THRIVENT REAL ESTATE SECURITIES PORTFOLIO
                BALANCED PORTFOLIO                            THRIVENT BALANCED PORTFOLIO
            HIGH YIELD BOND PORTFOLIO                    THRIVENT PARTNER HIGH YIELD PORTFOLIO
               BOND INDEX PORTFOLIO                          THRIVENT BOND INDEX PORTFOLIO
          MORTGAGE SECURITIES PORTFOLIO                 THRIVENT MORTGAGE SECURITIES PORTFOLIO

                 Each a series of                                  Each a series of

      AAL VARIABLE PRODUCT SERIES FUND, INC.                     LB SERIES FUND, INC.
             625 Fourth Avenue South                            625 Fourth Avenue South
           Minneapolis, Minnesota 55415                      Minneapolis, Minnesota 55415
                  1-800-847-4836                                    1-800-847-4836

This proxy  statement  and  prospectus  is furnished in connection  with the  solicitation  of proxies by and on behalf of the Board of Directors of AAL Variable  Product Series Fund,  Inc.
(the "AAL Series  Fund").  Shareholder  votes and proxies  are being  solicited  for a Special
Meeting of Shareholders and any adjournments  thereof  (collectively,  the "Special  Meeting")
of  each  series  of  the  AAL  Series  Fund  listed  above  (each,  an  "AAL  Portfolio"  and collectively,  the  "AAL  Portfolios")  to be held at the  Thrivent  Financial  for  Lutherans building,  625 Fourth Avenue South,  Minneapolis,  Minnesota  55415, on April 7, 2004, at 8:30
a.m.  Central  time.  This proxy  statement  and  prospectus  and the  accompanying  Notice of
Special  Meeting of  Shareholders  and voting  instruction  form are first being  mailed on or about March 3, 2004.

At the  Special  Meeting,  shareholders  will be  asked  to  approve  proposed  Reorganization
Agreements and Plans of  Reorganization  (each a  "Reorganization  Agreement" and collectively the "Reorganization  Agreements")  between the AAL Series Fund and LB Series Fund, Inc. (which will  change its name to  Thrivent  Series  Fund,  Inc.  on or about  April 30,  2004,  and is hereinafter  referred to as the "Thrivent  Series Fund").  In the  reorganizations,  shares of each of the AAL Portfolios  will be exchanged for shares of a  corresponding  portfolio of the
Thrivent   Series  Fund  (each  a  "Thrivent   Portfolio"  and   collectively   the  "Thrivent
Portfolios") having an equal dollar value.  Specifically:

o       The  International  Portfolio of the AAL Series Fund (the  "International  Portfolio")
        will be reorganized  into the World Growth  Portfolio of the Thrivent Series Fund (the
        "World Growth Portfolio") if its Reorganization Agreement is approved; and

o       Each other AAL Portfolio will be reorganized  into shares of a newly formed  Portfolio of the Thrivent  Series Fund (each a "New Thrivent  Portfolio"  and  collectively  the
        "New Thrivent  Portfolios")  that was  organized  solely for the purpose of continuing the business of its  corresponding  AAL Portfolio if its  Reorganization  Agreement is
        approved.

The  following  table  shows the  Thrivent  Portfolio  into which each AAL  Portfolio  will be reorganized if the Reorganization Agreements are approved.

AAL Portfolio                           Corresponding Thrivent Portfolio
-------------                           --------------------------------
International Portfolio            ->   World Growth Portfolio (an existing Thrivent Portfolio)

Technology Stock Portfolio         ->   Thrivent Technology Portfolio (a New Thrivent Portfolio)

Small Cap Stock Portfolio          ->   Thrivent Small Cap Stock Portfolio (a New Thrivent Portfolio)

Small Cap Value Portfolio          ->   Thrivent Partner Small Cap Value Portfolio (a New Thrivent Portfolio)

Small Cap Index Portfolio          ->   Thrivent Small Cap Index Portfolio (a New Thrivent Portfolio)

Mid Cap Stock Portfolio            ->   Thrivent Mid Cap Stock Portfolio (a New Thrivent Portfolio)

Mid Cap Index Portfolio            ->   Thrivent Mid Cap Index Portfolio (a New Thrivent Portfolio)

Capital Growth Portfolio           ->   Thrivent Large Cap Stock Portfolio (a New Thrivent Portfolio)

Large Company Index Portfolio      ->   Thrivent Large Cap Index Portfolio (a New Thrivent Portfolio)

Real Estate Securities Portfolio   ->   Thrivent Real Estate Securities Portfolio (a New Thrivent Portfolio)

Balanced Portfolio                 ->   Thrivent Balanced Portfolio (a New Thrivent Portfolio)

High Yield Bond Portfolio          ->   Thrivent Partner High Yield Portfolio (a New Thrivent Portfolio)

Bond Index Portfolio               ->   Thrivent Bond Index Portfolio (a New Thrivent Portfolio)

Mortgage Securities Portfolio      ->   Thrivent Mortgage Securities Portfolio (a New Thrivent Portfolio)

Both AAL Series Fund and Thrivent  Series Fund are  open-end  investment  companies,  commonly called  mutual  funds.  Both AAL Series  Fund and  Thrivent  Series  Fund issue and sell their shares to

o       separate  accounts of Thrivent  Financial for  Lutherans  ("Thrivent  Financial")  and
        Thrivent  Life  Insurance  Company  ("Thrivent  Life"),  which are used to fund benefits  under  variable life  insurance and variable  annuity  contracts (the
        "variable contracts") issued by Thrivent Financial and Thrivent Life, and

o       retirement  plans  sponsored  by Thrivent  Financial  (collectively,  the  "retirement plans").

Each Reorganization Agreement provides that:

o       All of the  assets  of the  AAL  Portfolio  will  be  transferred  to a  corresponding
        Thrivent  Portfolio in exchange for shares of the Thrivent  Portfolio  having a value  equal to the  value  of the  assets  so  transferred,  less  liabilities assumed by the Thrivent Portfolio;

o       All of the  liabilities  of an AAL  Portfolio  being  reorganized  into a New Thrivent
        Portfolio will be assumed by the corresponding New Thrivent Portfolio;

o       The stated  accrued and unpaid  liabilities  of the  International  Portfolio  will be assumed by the World Growth Portfolio; and

o       Shares of the  corresponding  Thrivent  Portfolio will be distributed  pro rata to the
        shareholders  of  the  AAL  Portfolio  in  complete   liquidation  of  the  AAL
        Portfolio.

If the applicable  Reorganization  Agreement is approved, the shares of the AAL Portfolio that funds  benefits  under  your  variable  contract  or  retirement  plan  automatically  will be exchanged  for an equal dollar value of shares of a  corresponding  Thrivent  Portfolio.  Each
New Thrivent  Portfolio has identical  investment  objectives and strategies and substantially
identical   investment  policies  as  its  corresponding  AAL  Portfolio.   The  World  Growth
Portfolio and  International  Portfolio have  substantially  similar  investment  policies and objectives.

Please  retain  this proxy  statement  and  prospectus  for  future  reference.  It  describes concisely the  information  that you should know before voting.  It is the proxy statement for the Special Meeting of  Shareholders  of each of the AAL Portfolios  (please see the Notice of
Special  Meeting).  It is also the  prospectus  that  describes the shares of the World Growth
Portfolio and the New Thrivent Portfolios.

The following  documents  contain  additional  information  about the AAL  Portfolios  and are incorporated  into this proxy  statement  and  prospectus  by  reference.  To obtain copies of these  documents  without  charge,  write or call the AAL Series  Fund at the address or phone number above.

o       The AAL Series Fund prospectus dated April 30, 2003, as supplemented.

o       The AAL Series Fund Statement of Additional Information dated April 30, 2003.

o       The AAL Series Fund Annual Report dated December 31, 2003.

The following  documents contain additional  information about the Thrivent Portfolios and are incorporated  into this proxy  statement  and  prospectus  by  reference.  To obtain copies of these  documents  without  charge,  write or call the  Thrivent  Series Fund at the address or phone number above.

o       The prospectus of the World Growth  Portfolio  dated April 30, 2003, as  supplemented, accompanies this proxy statement and prospectus as Appendix B.

o       The prospectus of each New Thrivent  Portfolio dated February 1, 2004, as supplemented
        February 12, 2004,  accompanies this proxy statement and prospectus as Appendix C.

o       Management's  Discussion of Fund Performance and the Financial Highlights of the World
        Growth  Portfolio  from the most recent Annual Report for the Thrivent  Series Fund accompanies this proxy statement and prospectus as Appendix D.

o       The  Statement  of  Additional  Information  relating  to  this  proxy  statement  and prospectus dated March 3, 2004.

o       The Statement of Additional Information for the World Growth Portfolio  dated April 30,
        2003.

o       The  Statement  of  Additional  Information  for the  New  Thrivent  Portfolios  dated
        February 1, 2004, as supplemented February 12, 2004.

The New Thrivent  Portfolios have no prior operating history and will not commence  operations or have any assets or liabilities prior to the completion of the Reorganizations.

Each of these documents  relating to the AAL Portfolios and the Thrivent  Portfolios have been filed with the Securities and Exchange  Commission  (the "SEC"),  and you may obtain copies by accessing the SEC's Web site at http://www.sec.gov.

The shares  offered by this proxy  statement and prospectus are not deposits or obligations of any bank or financial  institution  and are not insured or guaranteed  by the Federal  Deposit
Insurance  Corporation or any other  government  agency.  Investment in these shares  involves investment risks, including the possible loss of principal.

The Securities and Exchange  Commission  has not approved or disapproved  these  securities or
determined   if  this  proxy   statement  and   prospectus   is  truthful  or  complete.   Any
representation to the contrary is a criminal offense.

                                                                                          PAGE

SUMMARY
        About the Reorganizations
        Comparative Expense Tables
        Examples
        Comparison on Investment Performance of International Portfolio and
           World Growth Portfolio
        Comparison of Investment Objectives, Strategies and Risks
        Purchase, Redemption and Exchange Procedures
        Tax Consequences
COMPARISON OF OPERATIONS
        Investment Adviser
        Portfolio Management
        International Portfolio and World Growth Portfolio Subadvisers
        Manager of Managers
        The Separate Accounts and Retirement Plans
INFORMATION ABOUT THE REORGANIZATIONS
        Background
        Information Received by the Board of Directors of the AAL Series Fund
        Considerations by the Board of Directors of the AAL Series Fund
        Description of the Reorganization Agreements and Plans of Reorganization
        Description of Thrivent Portfolio Shares
        Federal Income Tax Consequences
        Capitalization
ADDITIONAL INFORMATION ABOUT THE AAL PORTFOLIOS AND THE
        THRIVENT PORTFOLIOS
VOTING INFORMATION
        Quorum and Voting
        Outstanding Shares and Voting Requirements
        Other Matters
        Board Recommendation
FORM OF AGREEMENT AND PLAN OF REORGANIZATION -- APPENDIX A                        A-1
LB SERIES FUND PROSPECTUS FOR WORLD GROWTH PORTFOLIO -- APPENDIX B                B-1
LB SERIES FUND PROSPECTUS FOR NEW THRIVENT PORTFOLIOS -- APPENDIX C               C-1
WORLD GROWTH PORTFOLIO MANAGEMENT'S DISCUSSION/FINANCIAL
       HIGHLIGHTS -- APPENDIX D                                                   D-1
ADDITIONAL POLICIES AND LIMITATIONS -- APPENDIX E                                 E-1
BOARD OF DIRECTORS -- APPENDIX F                                                  F-1
SUBADVISER INFORMATION -- APPENDIX G                                              G-1
SHARE OWNERSHIP INFORMATION -- APPENDIX H                                         H-1

                                           SUMMARY

This  summary  is  qualified  in its  entirety  by  reference  to the  additional  information contained elsewhere in this proxy statement and prospectus  (including documents  incorporated by reference) and each of the Reorganization  Agreements,  a form of which is attached to this proxy statement and prospectus as Appendix A.

                                  About the Reorganizations

The Board of Directors of the AAL Series Fund  unanimously  recommends  that  shareholders  of each AAL Portfolio vote to approve the Reorganization  Agreements.  Under each  Reorganization
Agreement,   the  Thrivent   Portfolio  would  acquire  all  of  the  assets  and  outstanding liabilities  of the  corresponding  AAL  Portfolio  in  exchange  for  shares of the  Thrivent
Portfolio  having an  aggregate  net  asset  value  equal to the value of the AAL  Portfolio's
assets  so  transferred,   less  the  amount  of  the  liabilities  assumed  by  the  Thrivent
Portfolio.  The AAL Portfolio  would  distribute in liquidation  pro rata to its  shareholders all of the  shares  of the  Thrivent  Portfolio  it  received  in  exchange  for  its  assets.
Together  these   transactions  are  referred  to  in  this  proxy  statement  and  prospectus individually as a "Reorganization" and collectively as the "Reorganizations".

As a result of the  Reorganizations,  each  shareholder  of an AAL  Portfolio  will become the owner of a Thrivent  Portfolio's  shares having a total net asset value equal to the total net asset  value  of  such  shareholder's  holdings  in  the  AAL  Portfolio  on the  date  of the
Reorganizations.  The  Reorganizations  will not affect your  variable  contract or retirement plan, as the case may be.

The  following  table  shows the  Thrivent  Portfolio  into which each AAL  Portfolio  will be reorganized if the Reorganizations are approved.

AAL Portfolio                           Corresponding Thrivent Portfolio
-------------                           --------------------------------
International Portfolio            ->   World Growth Portfolio (an existing Thrivent Portfolio)

Technology Stock Portfolio         ->   Thrivent Technology Portfolio (a New Thrivent Portfolio)

Small Cap Stock Portfolio          ->   Thrivent Small Cap Stock Portfolio (a New Thrivent Portfolio)

Small Cap Value Portfolio          ->   Thrivent Partner Small Cap Value Portfolio (a New Thrivent Portfolio)

Small Cap Index Portfolio          ->   Thrivent Small Cap Index Portfolio (a New Thrivent Portfolio)

Mid Cap Stock Portfolio            ->   Thrivent Mid Cap Stock Portfolio (a New Thrivent Portfolio)

Mid Cap Index Portfolio            ->   Thrivent Mid Cap Index Portfolio (a New Thrivent Portfolio)

Capital Growth Portfolio           ->   Thrivent Large Cap Stock Portfolio (a New Thrivent Portfolio)

Large Company Index Portfolio      ->   Thrivent Large Cap Index Portfolio (a New Thrivent Portfolio)

Real Estate Securities Portfolio   ->   Thrivent Real Estate Securities Portfolio (a New Thrivent Portfolio)

Balanced Portfolio                 ->   Thrivent Balanced Portfolio (a New Thrivent Portfolio)

High Yield Bond Portfolio          ->   Thrivent Partner High Yield Portfolio (a New Thrivent Portfolio)

Bond Index Portfolio               ->   Thrivent Bond Index Portfolio (a New Thrivent Portfolio)

Mortgage Securities Portfolio      ->   Thrivent Mortgage Securities Portfolio (a New Thrivent Portfolio)

                                  Comparative Expense Tables

Shares of the AAL Portfolios and the Thrivent  Portfolios are sold without a sales charge,  so there are no direct  shareholder  fees.  However,  like all mutual funds,  the AAL  Portfolios and the Thrivent  Portfolios incur certain expenses in their  operations,  including  advisory fees and other expenses.  These are indirect expenses.

The  following  expense  tables  compare the annual  operating  expenses of each AAL Portfolio based on total  assets for the fiscal year ended  December  31,  2003,  as reported in the AAL
Series Fund's most recent annual report,  and pro forma  expenses  showing these same expenses adjusted for the proposed Reorganizations.

                       International Portfolio / World Growth Portfolio

                                                     Expenses                Pro Forma
                                              as of December 31, 2003         Expenses
                                                                          as of December 31, 2003

                                           International   World Growth     World Growth
                                             Portfolio     Portfolio          Portfolio
Annual Portfolio Operating Expenses
(Expenses that are deducted from Fund
assets)
  Advisory fees                                 0.80%           0.85%           0.85%
  Other Expenses*                               0.31%          0.14%            0.14%
  Total Annual Fund Operating Expenses          1.11%          0.99%            0.99%

  Technology Stock Portfolio (AAL Portfolio) / Thrivent Technology Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses            Technology Stock       Thrivent Technology
  (Expenses that are deducted from Fund              Portfolio            Stock Portfolio
  Assets)
    Advisory Fees                                      0.75%                   0.75%
    Other Expenses*                                    0.44%                   0.45%
    Total Annual Fund Operating Expenses               1.19%                   1.20%
    Expenses Reimbursement**                           0.44%                   0.44%
    Net Operating Expenses                             0.75%                   0.76%

Small Cap Stock Portfolio (AAL Portfolio) / Thrivent Small Cap Stock Portfolio (New Thrivent Portfolio)

                                                    Expenses as of       Proforma Expenses
                                                   December 31, 2003    as of December 31, 2003

  Annual Portfolio Operating Expenses               Small Cap Stock      Thrivent Small Cap
  (Expenses that are deducted from Fund Assets)        Portfolio          Stock Portfolio
    Advisory Fees                                        0.70%                 0.70%
    Other Expenses*                                      0.14%                 0.15%
    Total Annual Fund Operating Expenses                 0.84%                 0.85%

 Small Cap Value Portfolio (AAL Portfolio) / Thrivent Partner Small Cap Value Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses             Small Cap Value      Thrivent Partner Small
  (Expenses that are deducted from Fund              Portfolio         Stock Value Portfolio
  Assets)
    Advisory Fees                                      0.80%                   0.80%
    Other Expenses*                                    0.91%                   0.92%
    Total Annual Fund Operating Expenses               1.71%                   1.72%
    Expenses Reimbursement**                           0.89%                   0.89%
    Net Operating Expenses                             0.82%                   0.83%

Small Cap Index Portfolio (AAL Portfolio) / Thrivent Small Cap Index Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses             Small Cap Index        Thrivent Small Cap
  (Expenses that are deducted from Fund              Portfolio            Index Portfolio
  Assets)
    Advisory Fees                                      0.34%                   0.34%
    Other Expenses*                                    0.08%                   0.09%
    Total Annual Fund Operating Expenses               0.42%                   0.43%

  Mid Cap Stock Portfolio (AAL Portfolio) / Thrivent Mid Cap Stock Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses              Mid Cap Stock       Thrivent Mid Cap Stock
  (Expenses that are deducted from Fund              Portfolio               Portfolio
  Assets)
    Advisory Fees                                      0.70%                   0.70%
    Other Expenses*                                    0.33%                   0.34%
    Total Annual Fund Operating Expenses               1.03%                   1.04%
    Expense Reimbursement**                            0.33%                   0.33%
    Net Operating Expenses                             0.70%                   0.71%

  Mid Cap Index Portfolio (AAL Portfolio) / Thrivent Mid Cap Index Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses              Mid Cap Index       Thrivent Mid Cap Index
  (Expenses that are deducted from Fund              Portfolio               Portfolio
  Assets)
    Advisory Fees                                      0.35%                   0.35%
    Other Expenses*                                    0.31%                   0.32%
    Total Annual Fund Operating Expenses               0.66%                   0.67%

 Capital Growth Portfolio (AAL Portfolio) / Thrivent Large Cap Stock Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses             Capital Growth         Thrivent Large Cap
  (Expenses that are deducted from Fund              Portfolio            Stock Portfolio
  Assets)
    Advisory Fees                                      0.65%                   0.65%
    Other Expenses*                                    0.14%                   0.15%
    Total Annual Fund Operating Expenses               0.79%                   0.80%

   Large Company Index Portfolio (AAL Portfolio) / Thrivent Large Cap Index Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses           Large Company Index      Thrivent Large Cap
  (Expenses that are deducted from Fund              Portfolio            Index Portfolio
  Assets)
    Advisory Fees                                      0.32%                   0.32%
    Other Expenses*                                    0.06%                   0.07%
    Total Annual Fund Operating Expenses               0.38%                   0.39%

Real Estate Securities Portfolio (AAL Portfolio) / Thrivent Real Estate Securities Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses               Real Estate         Thrivent Real Estate
  (Expenses that are deducted from Fund        Securities Portfolio     Securities Portfolio
  Assets)
    Advisory Fees                                      0.80%                   0.80%
    Other Expenses*                                    0.33%                   0.34%
    Total Annual Fund Operating Expenses               1.13%                   1.14%
    Expenses Reimbursement**                           0.31%                   0.31%
    Net Operating Expenses                             0.82%                   0.83%

  Balanced Portfolio (AAL Portfolio) / Thrivent Balanced Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses                Balanced            Thrivent Balanced
  (Expenses that are deducted from Fund              Portfolio                Portfolio
  Assets)
    Advisory Fees                                      0.32%                   0.32%
    Other Expenses*                                    0.06%                   0.07%
    Total Annual Fund Operating Expenses               0.38%                   0.39%

   High Yield Bond Portfolio (AAL Portfolio) / Thrivent Partner High Yield Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses             High Yield Bond      Thrivent Partner High
  (Expenses that are deducted from Fund              Portfolio            Yield Portfolio
  Assets)
    Advisory Fees                                      0.40%                   0.40%
    Other Expenses*                                    0.21%                   0.22%
    Total Annual Fund Operating Expenses               0.61%                   0.62%

Bond Index Portfolio (AAL Portfolio) / Thrivent Bond Index Portfolio (New Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses               Bond Index          Thrivent Bond Index
  (Expenses that are deducted from Fund              Portfolio               Portfolio
  Assets)
    Advisory Fees                                      0.35%                   0.35%
    Other Expenses*                                    0.08%                   0.09%
    Total Annual Fund Operating Expenses               0.43%                   0.44%

 Mortgage Securities Portfolio (AAL Portfolio) / Thrivent Mortgage Securities Portfolio (New  Thrivent Portfolio)

                                                  Expenses as of      Proforma Expenses as of
                                                 December 31, 2003       December 31, 2003

  Annual Portfolio Operating Expenses           Mortgage Securities      Thrivent Mortgage
  (Expenses that are deducted from Fund              Portfolio          Securities Portfolio
  Assets)
    Advisory Fees                                      0.50%                   0.50%
    Other Expenses*                                    0.31%                   0.32%
    Total Annual Fund Operating Expenses               0.81%                   0.82%
    Expenses Reimbursement**                           0.29%                   0.29%
    Net Operating Expenses                             0.52%                   0.53%

*       The expense  tables  have been  restated  to reflect  the  effects of  elimination  of expenses  reimbursements  for some  portfolios  and an  administrative  fee,  which  went into effect  January  1,  2004,  of 0.02%  for each  AAL  Portfolio  and  0.03%  for each  Thrivent
Portfolio.

**      Thrivent  Financial is  contractually  obligated to reimburse  certain expenses to the
Portfolio through at least December 31, 2004.

                                           Examples

The  following  examples  are  intended to help you compare the cost of  investing  in the AAL
Portfolio  whose  shares  you  currently  own  with  the  cost of  investing  in the  Thrivent
Portfolio into which your AAL Portfolio  will be  reorganized  if the proposed  Reorganization is  approved.  The  examples  are based on the  expense  tables  above,  without  taking  into account  any fee  waivers or  reimbursements  pursuant  to  arrangements  with the  investment adviser.

The examples  assume that you invest $10,000 in each Portfolio for the time periods  indicated
and then redeem all of your shares at the end of those  periods.  Each  example  assumes  your investment  has a 5% return each year, the  Portfolio's  operating  expenses  remain the same, and you reinvest all  dividends and  distributions.  If the fees and expenses of your variable contract  were  included,  the costs shown below would be higher.  The examples  should not be considered as  representative  of past or future expenses or rates of return,  and your actual costs may be higher or lower than those shown.

International Portfolio (AAL Portfolio) /World Growth Portfolio (Existing Thrivent Portfolio)

               International         World Growth           Pro Forma
                 Portfolio            Portfolio            World Growth
              (AAL Portfolio)    (Existing Thrivent         Portfolio
                                       Portfolio)
1 Year         $   113              $   101               $   101
3 Years        $   353              $   315               $   315
5 Years        $   612              $   547               $   547
10 Years       $ 1,352              $ 1,213               $ 1,213

   Technology Stock Portfolio (AAL Portfolio) / Thrivent Technology Portfolio (New Thrivent Portfolio)

                Technology Stock     Pro Forma Thrivent
                    Portfolio       Technology Portfolio
                 (AAL Portfolio)
1 Year         $   121              $   122
3 Years        $   378              $   381
5 Years        $   654              $   660
10 Years       $ 1,443              $ 1,455

Small Cap Stock Portfolio (AAL Portfolio) / Thrivent Small Cap Stock Portfolio (New Thrivent Portfolio)

                 Small Cap Stock     Pro Forma Thrivent
                    Portfolio         Small Cap Stock
                 (AAL Portfolio)         Portfolio
1 Year         $    86              $     87
3 Years        $   268              $   271
5 Years        $   466              $   471
10 Years       $ 1,037              $ 1,049

 Small Cap Value Portfolio (AAL Portfolio) / Thrivent Partner Small Cap Value Portfolio (New Thrivent Portfolio)

                 Small Cap Value     Pro Forma Thrivent
                    Portfolio        Partner Small Cap
                 (AAL Portfolio)      Value Portfolio
1 Year         $   174              $   175
3 Years        $   539              $   542
5 Years        $   928              $   933
10 Years       $ 2,019              $ 2,030

Small Cap Index Portfolio (AAL Portfolio) / Thrivent Small Cap Index Portfolio (New Thrivent Portfolio)

                 Small Cap Index     Pro Forma Thrivent
                    Portfolio         Small Cap Index
                 (AAL Portfolio)         Portfolio
1 Year         $ 43                 $ 44
3 Years        $135                 $138
5 Years        $235                 $241
10 Years       $530                 $542

  Mid Cap Stock Portfolio (AAL Portfolio) / Thrivent Mid Cap Stock Portfolio (New Thrivent Portfolio)

                  Mid Cap Stock      Pro Forma Thrivent
                    Portfolio          Mid Cap Stock
                 (AAL Portfolio)         Portfolio
1 Year         $   105              $   106
3 Years        $   328              $   331
5 Years        $   569              $   574
10 Years       $ 1,259              $ 1,271

  Mid Cap Index Portfolio (AAL Portfolio) / Thrivent Mid Cap Index Portfolio (New Thrivent Portfolio)

                  Mid Cap Index      Pro Forma Thrivent
                    Portfolio          Mid Cap Index
                 (AAL Portfolio)         Portfolio
1 Year         $ 67                 $ 68
3 Years        $211                 $214
5 Years        $368                 $373
10 Years       $822                 $835

 Capital Growth Portfolio (AAL Portfolio) / Thrivent Large Cap Stock Portfolio (New Thrivent Portfolio)

                 Capital Growth      Pro Forma Thrivent
                    Portfolio         Large Cap Stock
                 (AAL Portfolio)         Portfolio
1 Year         $ 81                 $ 82
3 Years        $252                 $255
5 Years        $439                 $444
10 Years       $978                 $990

   Large Company Index Portfolio (AAL Portfolio) / Thrivent Large Cap Index Portfolio (New Thrivent Portfolio)

                  Large Company      Pro Forma Thrivent
                 Index Portfolio    Large Company Index
                 (AAL Portfolio)         Portfolio
1 Year         $ 39                 $ 40
3 Years        $122                 $125
5 Years        $213                 $219
10 Years       $480                 $493

Real Estate Securities Portfolio (AAL Portfolio) / Thrivent Real Estate Securities Portfolio (New Thrivent Portfolio)

                   Real Estate       Pro Forma Thrivent
                   Securities           Real Estate
                    Portfolio       Securities Portfolio
                 (AAL Portfolio)
1 Year         $   115              $   116
3 Years        $   359              $   362
5 Years        $   622              $   628
10 Years       $ 1,375              $ 1,386

  Balanced Portfolio (AAL Portfolio) / Thrivent Balanced Portfolio (New Thrivent Portfolio)

               Balanced Portfolio    Pro Forma Thrivent
                 (AAL Portfolio)     Balanced Portfolio
1 Year         $ 39                 $ 40
3 Years        $122                 $125
5 Years        $213                 $219
10 Years       $480                 $493

   High Yield Bond Portfolio (AAL Portfolio) / Thrivent Partner High Yield Portfolio (New Thrivent Portfolio)

                 High Yield Bond     Pro Forma Thrivent
                    Portfolio        Partner High Yield
                 (AAL Portfolio)         Portfolio
1 Year         $ 62                 $ 63
3 Years        $195                 $199
5 Years        $340                 $346
10 Years       $762                 $774

Bond Index Portfolio (AAL Portfolio) / Thrivent Bond Index Portfolio (New Thrivent Portfolio)

                   Bond Index        Pro Forma Thrivent
                    Portfolio       Bond Index Portfolio
                 (AAL Portfolio)
1 Year         $ 44                 $ 45
3 Years        $138                 $141
5 Years        $241                 $246
10 Years       $542                 $555

 Mortgage Securities Portfolio (AAL Portfolio) / Thrivent Mortgage Securities Portfolio (New Thrivent Portfolio)

                    Mortgage         Pro Forma Thrivent
                   Securities       Mortgage Securities
                    Portfolio            Portfolio
                 (AAL Portfolio)
1 Year         $   83               $   84
3 Years        $  259               $  262
5 Years        $  450               $  455
10 Years       $1,002               $1,014

  Comparison of Investment Performance of International Portfolio and World Growth Portfolio

The  average  annual  total  return  for the  International  Portfolio  and the  World  Growth
Portfolio for certain periods is set forth in the chart below.

                                 Average Annual Total Return
                                   As of December 31, 2003

                                        1 year         5 years         Since
                                                                     Inception
International Portfolio                 28.61%         -1.88%          0.07%
World Growth Portfolio                  31.27%         -0.75%          3.11%

No  investment  information  is shown for the New  Thrivent  Portfolios  because they will not commence  operations  or have  any  assets  or  liabilities  prior  to the  completion  of the
Reorganizations.

                  Comparison of Investment Objectives, Strategies and Risks

The  investment  objectives  and  strategies  of  each  of the  New  Thrivent  Portfolios  are identical  to those of the  corresponding  AAL  Portfolio.  Each New  Thrivent  Portfolio  was
organized in connection  with this  Reorganization  solely for the purpose of  continuing  the business of the  corresponding AAL Portfolio.  The investment  objective and strategies of the
International  Portfolio are substantially  similar to the investment objective and strategies of the World  Growth  Portfolio.  In  addition to the  investment  objectives  and  strategies described  below,  the AAL  Portfolios  and the  Thrivent  Portfolios  are  subject to certain
additional   investment   policies  and  limitations.   These  policies  and  limitations  are
described in the Prospectuses  and Statements of Additional  Information of the AAL Portfolios
and the Thrivent  Portfolios,  which are incorporated into this proxy statement and prospectus by reference.  Additional  investment  policies and  limitations  may differ and are described in the  Statements of Additional  Information.  Please refer to Appendix E for a comparison of certain  investment  policies  and  limitations  applicable  to the  AAL  Portfolios  and  the
Thrivent Portfolios.

The following  compares and contrasts the  investment  objectives  and  strategies of each AAL
Portfolio and its corresponding Thrivent Portfolio.

International Portfolio and World Growth Portfolio

                                    Investment Objectives

The  International  Portfolio  of the AAL  Series  Fund  seeks  long-term  capital  growth  by investing primarily in foreign stocks.

The World Growth  Portfolio of the Thrivent Series Fund seeks to achieve  long-term  growth of capital by investing  primarily in a professionally  managed  diversified  portfolio of common stocks of established, non-U.S. companies.

                                    Investment Strategies

The  International  Portfolio  and  the  World  Growth  Portfolio  use  substantially  similar investment  strategies.  Under normal  circumstances,  the International  Portfolio invests at least 65% of its total  assets in foreign  stocks and  convertible  foreign  securities  of at least  three  different  countries.  It  focuses  on stocks  primarily  trading  in the United
Kingdom,  Western  Europe,  Australia,  Far East,  Latin  America  and  Canada.  Under  normal circumstances,  the World  Growth  Portfolio  invests at least 80% of its net assets (plus the amount of any borrowing for  investment  purposes) in common  stocks of  established  non-U.S.
companies.  While stocks may be purchased in the World Growth  Portfolio  without  regard to a company's  market  capitalization,  the  focus  typically  will be on large  and,  to a lesser extent,  medium-sized,  companies.  Each  Portfolio may invest in both  developed and emerging markets.  Bottom-up stock selection is the focus of decision-making for both Portfolios.

If the proposal to reorganize the International Portfolio into the World Growth Portfolio is approved, the portfolio will seek to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world.  Normally, at least 80% of the Portfolio's net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks.  The
Portfolio will primarily invest in securities which are represented in the Morgan Stanley
Capital International Europe Australia Far East Index ("EAFE Index").  The EAFE Index is
comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States.  Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.

Thrivent Financial has selected two subadvisers with differing management styles to subadvise the Portfolio: T. Rowe Price International, Inc. ("Price International") and
Mercator Asset Management, LP ("Mercator").  Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks.  The
Portfolio's assets are allocated generally on an equal basis between the two investment subadvisers.

T. Rowe Price International, Inc.

Stock selection reflects a growth style.  While stocks may be purchased without regard to a company's market capitalization, Price International's focus typically will be on large and, to a lesser extent, medium-sized, companies.  Price International invests primarily in common stocks, although to a lesser extent it may also purchase other instruments and securities, including foreign currency and foreign currency exchange contracts, futures and options, in keeping with the Portfolio's objective.

In determining the appropriate distribution of investments among various countries and geographic regions, Price International employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth.  (Fundamental analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.) Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making. Country allocation is driven largely by stock selection, though the sub-adviser may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

o  Leading market position
o  Attractive business niche
o  Strong franchise or natural monopoly
o  Technological leadership or proprietary advantages
o  Seasoned management
o  Earnings growth and cash flow sufficient to support growing dividends
o  Healthy balance sheet with relatively low debt

In addition, Price International may  purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain.
These special situations might arise when Price International believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.  Price International may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Mercator Asset Management, LP

Stock selection reflects a value style.  Mercator may invest in securities of issuers of any capitalization size.  Although Mercator invests primarily in equity securities, it also may invest in fixed income securities and derivatives.

Mercator combines a relative value style with bottom-up stock analysis.  The goal of the investment team is to maximize returns on a risk-adjusted basis.  Mercator's approach is to identify attractive, undervalued securities that have good earnings prospects.  Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets.  Mercator subjects the most attractive stocks to fundamental analysis, which seeks to validate projected financial data and considers company, industry, and macro factors.  (Fundamental analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.)  Mercator will consider selling a security when fundamental analysis indicates that the security is less attractive than alternative investments.

                                       Investment Risks

The International Portfolio and World Growth Portfolio are subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Portfolio.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company, and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.
Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.
Value style of investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security.  Foreign securities generally have a less liquid resale market.  As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Foreign Securities Risk.  Stocks of non-U.S. companies in which the Portfolio invests generally carry more risk than stocks of U.S. companies.  One of the most important is currency risk.  This refers to a decline in the value of a foreign currency versus the U.S.
dollar, which reduces the dollar value of securities denominated in that currency.  The overall impact on the Portfolio's holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the Portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged.  Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs.  Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.  Although foreign currency contracts will be used primarily to protect the Portfolio from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and Portfolio returns could be adversely impacted as a result.

The economies and financial markets of certain regions - such as Latin America, Asia, Europe and the Mediterranean region - can be highly interdependent and may decline all at the same time.  Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. The Portfolio's investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair the Portfolio's ability to repatriate capital or income.  These risks are usually greater in emerging markets.  To the extent the Portfolio invests in emerging markets, it is subject to the abrupt and severe price declines these holdings can experience.

Emerging Markets Risk.  The economic and political structure of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.  The Portfolio's performance will likely be negatively affected by its exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies.  Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets.  These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the Portfolio's share price to decline.  To the extent the Portfolio uses futures and options, it is exposed to additional volatility and potential losses.  Although foreign currency contracts will be used primarily to protect the Portfolio from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and Portfolio returns could be adversely impacted as well.

Investment Adviser Risk.  The success of the Portfolio's investment strategy depends significantly on  the skills of Price International and Mercator in assessing the potential of the securities in which the Portfolio invests.  The subadvisers' assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of  Thrivent Partner International Stock Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.
Thrivent Partner International Stock Portfolio cannot be certain that it will achieve its objective.

Technology Stock Portfolio and Thrivent Technology Portfolio

The investment  objectives and strategies of the Thrivent  Technology  Portfolio are identical to those of the Technology Stock Portfolio.  The Thrivent  Technology  Portfolio was organized in connection  with this  Reorganization  solely for the purpose of continuing the business of the corresponding Technology Stock Portfolio.

                                     Investment Objective

Like the  Technology  Stock  Portfolio,  the Thrivent  Technology  Portfolio  seeks  long-term capital  appreciation by investing  primarily in a diversified  portfolio of common stocks and securities convertible into common stocks.

                                    Investment Strategies

Under normal  circumstances,  both the Technology Stock Portfolio and the Thrivent  Technology
Portfolio  invest  at least  80% of their  respective  net  assets  (plus  the  amount  of any borrowing for  investment  purposes) in technology  stocks.  Technology  stocks include stocks issued by companies in the following industries:  information  technology,  telecommunications
services,  computer  and  electronics  retail,  internet  retail,  biotechnology,   healthcare
equipment,  aerospace  and  defense,  data  processing  services  and media.  The  Portfolios'
investment adviser,  Thrivent Financial,  focuses on equity securities of technology companies that have a strong potential for future growth.  These companies  typically  provide little or no dividend.  Should the investment  adviser  determine that the Portfolio  would benefit from reducing the percentage of invested  assets from 80% to a lesser amount,  you will be notified at least 60 days prior to such a change.

Thrivent  Financial  uses  fundamental  and  technical   investment   research  techniques  to
determine  what  securities  to  buy  and  sell.  Fundamental  investment  analysis  generally involves  assessing a company's or  security's  value based on factors such as sales,  assets, markets,  management,  products and services,  earnings,  and financial  structure.  Technical analysis  generally  involves  studying  trends and movements in a security's  price,  trading volume and other market-related factors in an attempt to discern patterns.

Thrivent  Financial  may sell  securities  for a variety of reasons,  such as to secure gains, limit losses, or reposition assets to insure promising opportunities.

                                       Investment Risks

Technology  Stock  Portfolio  and Thrivent  Technology  Portfolio are subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio.  Some factors affecting the performance of a company include:  demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The prices of technology securities historically have been more volatile than other securities, especially over the short term.

Technology Risk. Technology risk includes the acceptance of new technologies by consumers or business, rapid obsolescence and short product cycles.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

Small Cap Value Portfolio and Thrivent Partner Small Cap Value Portfolio

The investment  objectives and  strategies of the Thrivent  Partner Small Cap Value  Portfolio
are  identical  to those of the  Small  Cap  Value  Portfolio.  The  Thrivent  Small Cap Value
Portfolio  was  organized in  connection  with this  Reorganization  solely for the purpose of continuing the business of the  Small Cap Value Portfolio.

                                     Investment Objective

Like the Small Cap Value  Portfolio,  the Thrivent  Partner  Small Cap Value  Portfolio  seeks long-term  capital  appreciation  by investing  primarily in a diversified  portfolio of small company common stocks and securities convertible into small company common stocks.

                                    Investment Strategies

Under  normal  circumstances,  both the Small Cap Value  Portfolio  and the  Thrivent  Partner
Small  Cap  Value  Portfolio  invest at least 80% of their  respective  net  assets  (plus the amount of any borrowing for  investment  purposes) in small company  common  stocks.  Thrivent
Financial  focuses  mainly on the  stocks of smaller  companies  with  market  capitalizations similar  to those  companies  included  in  widely  known  indices  such as the S&P  Small Cap
600/Barra Value Index and the Russell 2000 Value Index.  Although market  capitalizations  are
constantly   changing,   the  largest   companies   included   in  the  Indexes   have  market
capitalizations of approximately $2.5 billion and $2.1 billion,  respectively,  as of December
31,  2003.  The  Portfolio  will not sell a stock  just  because  the  company  has grown to a
market   capitalization  above  the  range.  Should  Thrivent  Financial  determine  that  the
Portfolio  would benefit from reducing the percentage of invested  assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Small  companies tend to be less  recognizable  than companies  listed in the S&P 500 Index or the S&P MidCap 400 Index. Due to certain market  inefficiencies,  Thrivent  Financial believes properly  selected  small  company  stocks offer greater  opportunities  for long term capital growth.

The  Portfolios  ordinarily  invest in equity  securities  of  companies  with prices that are significantly  below their  intrinsic  value.  Intrinsic  value is  determined  by a company's ability to generate long term cash flow,  maintain  competitive  position and other  variables depending  on a specific  company's  situation.  A  company's  securities  may be  undervalued because  the  company  is  temporarily  overlooked  or out of favor  due to  general  economic
conditions,   a  market  decline,  or  industry  conditions  or  developments   affecting  the
particular  company.  In addition to valuation,  Thrivent  Financial  considers these factors, among others, in choosing companies:

o       a stable or improving earnings record;
o       sound finances;
o       solid competitive position in a competitive industry;
o       good management; and
o       adequate company returns on investment.

Thrivent Financial considers these factors, among others, in choosing when to sell a stock:

o       when the stock price reaches a value  through  appreciation  that is  reasonably  more than the intrinsic value of the business; or
o       if the fundamentals of the business change,  or the investment  adviser's  analysis of the business  change,  and the investment  adviser believes the intrinsic value of the business is less than the stock price.

Thrivent  Financial  may sell  securities  for a variety of reasons,  such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Thrivent  Financial  uses  fundamental  and  technical   investment   research  techniques  to
determine  what  securities  to  buy  and  sell.  Fundamental  investment  analysis  generally involves  assessing a company's or  security's  value based on factors such as sales,  assets, markets,  management,  products and services,  earnings,  and financial  structure.  Technical analysis  generally  involves  studying  trends and movements in a security's  price,  trading volume, and other market-related factors in an attempt to discern patterns.

If the proposal to reorganize the Small Cap Value Portfolio into the Thrivent Partner Small
Cap Value Portfolio is approved, Thrivent Financial will select T. Rowe Price Associates,
Inc. ("T. Rowe Price") to subadvise the Thrivent Partner Small Cap Value Portfolio.  Under
normal circumstances, the Portfolio will invest at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. T. Rowe Price will focus mainly on the stocks of smaller companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000 Value
Index.  Although market capitalizations are constantly changing, the largest companies included in the Index have market capitalizations between $42 million and $2.1 billion as of
December 31, 2003.  The Portfolio will not sell a stock just because the company has grown to a market capitalization outside the range, and the Portfolio may occasionally purchase companies with market capitalizations above the range.  Should T. Rowe Price determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio will ordinarily invest in equity securities of small companies that are believed to be undervalued.  A company's securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company.  Using fundamental research, T. Rowe Price will seek to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation.  T. Rowe Price considers these factors, among others, in choosing companies:

o       low price/earnings, price/book value, or price/cash flow ratios relative to the S&P
        500, the company's peers, or its own historic norm;
o       low stock price relative to a company's underlying asset values;
o       above-average dividend yield relative to a company's peers or its own historic norm;
o       a plan to improve the business through restructuring; and
o       a sound balance sheet and other positive financial characteristics.

T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

T. Rowe Price uses fundamental and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

                                       Investment Risks

Small Cap Value  Portfolio and Thrivent  Partner Small Cap Value  Portfolio are subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't
recognize their intrinsic values or if value stocks are out of favor.   In addition,
smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

Value StyleRrisk.  The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

Small Cap Stock Portfolio and Thrivent Small Cap Stock Portfolio

The  investment  objectives  and  strategies  of the Thrivent  Small Cap Stock  Portfolio  are identical to those of the Small Cap Stock  Portfolio.  The Thrivent Small Cap Stock  Portfolio
was  organized in  connection  with this  Reorganization  solely for the purpose of continuing the business of the Small Cap Stock Portfolio.

                                     Investment Objective

Like the Small Cap Stock  Portfolio,  the Thrivent Small Cap Stock  Portfolio  seeks long-term capital  growth  by  investing  primarily  in  small  company  common  stocks  and  securities convertible into small company common stocks.

                                    Investment Strategies

Under normal  circumstances,  both the Small Cap Stock  Portfolio  and the Thrivent  Small Cap
Stock  Portfolio  invest at least 80% of their  respective  net assets (plus the amount of any borrowing  for  investment  purposes)  in small  company  common  stocks.  Thrivent  Financial focuses mainly on the stocks of smaller  companies which have market  capitalizations  similar to those  companies  included in widely  known  indices such as the S&P SmallCap 600 Index and the  Russell  2000  Index.  Should  Thrivent  Financial  determine  that the  Portfolio  would benefit from  reducing the  percentage  of invested  assets from 80% to a lesser  amount,  you will be  notified  at least 60 days prior to such a change.  Small  companies  tend to be less recognizable than companies listed in the S&P 500 Index or the S&P MidCap 400 Index.

Thrivent  Financial  uses  fundamental  and  technical   investment   research  techniques  to
determine  what  securities  to  buy  and  sell.  Fundamental  investment  analysis  generally involves  assessing a company's or  security's  value based on factors such as sales,  assets, markets,  management,  products and services,  earnings,  and financial  structure.  Technical analysis  generally  involves  studying  trends and movements in a security's  price,  trading volume, and other market-related factors in an attempt to discern patterns.

Thrivent  Financial looks for small companies  (including  companies  initially offering stock to the public) that, in its opinion:

o       are in the early stages of development or positioned in new and emerging industries;
o       have an opportunity for rapid growth;
o       have capable management; and
o       are financially sound.

Due to certain  market  inefficiencies,  Thrivent  Financial  believes that properly  selected small company stocks offer greater opportunities for long-term capital growth.

Thrivent  Financial  may sell  securities  for a variety of reasons,  such as to secure gains, limit losses, or reposition assets to more promising opportunities.

                                       Investment Risks

The Small Cap Stock  Portfolio  and  Thrivent  Small Cap Stock  Portfolio  are  subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

Small Cap Index Portfolio and Thrivent Small Cap Index Portfolio

The  investment  objectives  and  strategies  of the Thrivent  Small Cap Index  Portfolio  are identical to those of the Small Cap Index  Portfolio.  The Thrivent Small Cap Index  Portfolio
was  organized in  connection  with this  Reorganization  solely for the purpose of continuing the business of the  Small Cap Index Portfolio.

                                     Investment Objective

Like the Small Cap Index  Portfolio,  the Thrivent  Small Cap Index  Portfolio  seeks  capital growth that tracks the  performance of the S&P SmallCap 600 Index,  by investing  primarily in common stocks of the Index.

                                    Investment Strategies

Under normal  circumstances,  both the Small Cap Index  Portfolio  and the Thrivent  Small Cap
Index  Portfolio  invest  in all of the  small  company  common  stocks  included  in the  S&P
SmallCap 600 Index in the  proportions in which they are  represented in the Index.  These are passively  managed  Portfolios,  which  means  that  Thrivent  Financial  does not  choose the securities that make up the Portfolios.  When changes to the Index occur,  Thrivent  Financial will attempt to replicate  these changes within the Portfolio.  However,  any such changes may result in slight variations from time to time.

For  liquidity  reasons,  Thrivent  Financial  may invest,  to some  degree,  in money  market instruments.

Small  company  stocks are  considerably  more risky than large  company  stocks  since  small companies are less mature and do not have access to financial  resources  that a large company would have. While the risks are greater, so is the potential for reward.

                                      Investment Risks

The Small Cap Index  Portfolio  and  Thrivent  Small Cap Index  Portfolio  are  subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

Mid Cap Stock Portfolio and Thrivent Mid Cap Stock Portfolio

The  investment  objectives  and  strategies  of the  Thrivent  Mid Cap  Stock  Portfolio  are identical to those of the Mid Cap Stock  Portfolio.  The Thrivent Mid Cap Stock  Portfolio was
organized in connection  with this  Reorganization  solely for the purpose of  continuing  the business of the  Mid Cap Stock Portfolio.

                                     Investment Objective

Like the Mid Cap Stock  Portfolio,  the  Thrivent  Mid Cap  Stock  Portfolio  seeks  long-term capital  growth by  investing  primarily  in common  stocks and  securities  convertible  into common stocks, of mid-sized companies.

                                    Investment Strategies

Under normal  circumstances,  both the Mid Cap Stock  Portfolio and the Thrivent Mid Cap Stock
Portfolio  invest  at least  80% of their  respective  net  assets  (plus  the  amount  of any borrowing for investment  purposes) in mid-sized  company stocks.  Thrivent  Financial focuses mainly on the stocks of  mid-sized  companies  which have  market  capitalizations  similar to those  included  in widely  known  indices  such as the S&P MidCap  400 Index and the  Russell
MidCap Index.  Should  Thrivent  Financial  determine  that the  Portfolio  would benefit from reducing the percentage of invested  assets from 80% to a lesser amount,  you will be notified at least 60 days prior to such a change.

Thrivent  Financial  uses  fundamental  and  technical   investment   research  techniques  to
determine  what  securities  to  buy  and  sell.  Fundamental  investment  analysis  generally involves  assessing a company's or  security's  value based on factors such as sales,  assets, markets,  management,  products and services,  earnings,  and financial  structure.  Technical analysis  generally  involves  studying  trends and movements in a security's  price,  trading volume, and other market-related factors in an attempt to discern patterns.

Thrivent  Financial looks for mid-sized  companies  (including  companies  initially  offering stock to the public) that, in its opinion:

o       have prospects for growth in their sales and earnings;
o       are in an industry with a good economic outlook;
o       have high-quality management; and
o       have a strong financial position.

Thrivent  Financial usually picks companies in the middle stages of their  development.  These companies tend to have  established a record of  profitability  and possess a new  technology, unique product or market niche.

Thrivent  Financial  may sell  securities  for a variety of reasons,  such as to secure gains, limit losses, or reposition assets to more promising opportunities.

                                       Investment Risks

The Mid Cap  Stock  Portfolio  and  Thrivent  Mid  Cap  Stock  Portfolio  are  subject  to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

Mid Cap Index Portfolio and Thrivent Mid Cap Index Portfolio

The  investment  objectives  and  strategies  of the  Thrivent  Mid Cap  Index  Portfolio  are identical to those of the Mid Cap Index  Portfolio.  The Thrivent Mid Cap Index  Portfolio was
organized in connection  with this  Reorganization  solely for the purpose of  continuing  the business of the Mid Cap Index Portfolio.

                                     Investment Objective

Like the Mid Cap Index  Portfolio,  the Thrivent Mid Cap Index  Portfolio  seeks total returns that track the  performance  of the S&P MidCap 400 Index,  by  investing  primarily  in common stocks comprising the Index.

                                    Investment Strategies

Under normal  circumstances,  both the Mid Cap Index  Portfolio and the Thrivent Mid Cap Index
Portfolio  invest in all of the  mid-sized  company  stocks  included  in the S&P  MidCap  400
Index.  These are passively managed  Portfolios,  which means that Thrivent Financial does not choose the  securities  that make up the  Portfolio.  When changes to the Index occur Thrivent
Financial  will attempt to replicate  these changes within the  Portfolio.  However,  any such changes may result in slight variations from time to time.

For  liquidity   reasons,   the  Portfolio  may  invest,  to  some  degree,  in  money  market instruments.

                                      Investment Risks

The Mid Cap  Index  Portfolio  and  Thrivent  Mid  Cap  Index  Portfolio  are  subject  to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline.  The value of a Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

Capital Growth Portfolio and Thrivent Large Cap Stock Portfolio

The  investment  objectives  and  strategies  of the Thrivent  Large Cap Stock  Portfolio  are identical to those of the Capital Growth  Portfolio.  The Thrivent  Large Cap Stock  Portfolio
was  organized in  connection  with this  Reorganization  solely for the purpose of continuing the business of the Capital Growth Portfolio.

                                     Investment Objective

Like the Capital Growth  Portfolio,  the Thrivent Large Cap Stock  Portfolio  seeks  long-term capital  growth by  investing  primarily  in a  diversified  portfolio  of common  stocks  and securities convertible into common stocks.

                                    Investment Strategies

Under  normal  circumstances,  the  Capital  Growth  Portfolio  invests  at least 65% of total assets in common stocks, not including  convertible  securities,  while the Thrivent Large Cap
Stock  Portfolio  invests  at least  80% of total  assets  in  common  stocks,  not  including
convertible   securities.   Thrivent   Financial,   the   investment   adviser,   focuses   on
dividend-paying  stocks of  companies  with  earnings  growth per share  that are higher  than
stocks  included  in  the  S&P  500  Index.   Thrivent  Financial  looks  for  good  corporate
fundamentals by examining a company's quality,  operating growth  predictability and financial strength.  Each  Portfolio  focuses on larger  companies,  although they may invest across all market  capitalizations  and across all industries  and sectors.  The Portfolios do not invest in bonds for capital  growth or for long time periods.  Should  Thrivent  Financial  determine that the Thrivent  Large Cap Stock  Portfolio  would benefit from  reducing the  percentage of invested  assets from 80% to a lesser  amount,  you will be notified at least 60 days prior to such a change.

Thrivent  Financial  uses  fundamental  and  technical   investment   research  techniques  to
determine  what  securities  to  buy  and  sell.  Fundamental  investment  analysis  generally involves  assessing a company's or  security's  value based on factors such as sales,  assets, markets,  management,  products and services,  earnings,  and financial  structure.  Technical analysis  generally  involves  studying  trends and movements in a security's  price,  trading volume,  and other  market-related  factors in an attempt to discern patterns.  The Portfolios may sell a security  when a company no longer  demonstrates  its ability to perform  according to the  investment  adviser's  expectations  and the  investment  adviser  believes  there are better,  alternative  investments.  This investment strategy may result in short-term gains or losses for the Portfolios.

Thrivent  Financial  may sell  securities  for a variety of reasons,  such as to secure gains, limit losses, or reposition assets to more promising opportunities.

                                       Investment Risks

The  Capital  Growth  Portfolio  and  Thrivent  Large Cap Stock  Portfolio  are subject to the following primary investment risks:

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.
Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

Large Company Index Portfolio and Thrivent Large Cap Index Portfolio

The  investment  objectives  and  strategies  of the Thrivent  Large Cap Index  Portfolio  are identical to those of the Large Cap Index  Portfolio.  The Thrivent Large Cap Index  Portfolio
was  organized in  connection  with this  Reorganization  solely for the purpose of continuing the business of the Large Cap Index Portfolio.

                                     Investment Objective

Like the Large Cap Index  Portfolio,  the  Thrivent  Large  Cap Index  Portfolio  seeks  total returns that track the  performance  of the S&P 500 Index,  by  investing  primarily in common stocks comprising the Index.

                                    Investment Strategies

Under normal  circumstances,  both the Large Cap Index  Portfolio  and the Thrivent  Large Cap
Index  Portfolio  strive to invest in all of the large company  common stocks  included in the
S&P 500  Index in the  proportions  in which  they are  represented  in the  Index.  These are passively  managed  Portfolios,  which  means  that  Thrivent  Financial  does not  choose the securities  that make up the Portfolio.  When changes to the Index occur,  Thrivent  Financial will attempt to replicate  these changes within the Portfolio.  However,  any such changes may result in slight variations from time to time.

                                     Investment Risks

The Large Company Index  Portfolio and Thrivent  Large Cap Index  Portfolio are subject to the following primary investment risks:

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

Real Estate Securities Portfolio and Thrivent Real Estate Securities Portfolio

The  investment  objectives and  strategies of the Thrivent Real Estate  Securities  Portfolio
are  identical to those of the Real Estate  Securities  Portfolio.  The  Thrivent  Real Estate
Securities  Portfolio  was  organized in connection  with this  Reorganization  solely for the purpose of continuing the business of the Real Estate Securities Portfolio.

                                     Investment Objective

Like the Real Estate  Securities  Portfolio,  the Thrivent  Real Estate  Securities  Portfolio
seeks  to  provide  long-term  capital  appreciation  and high  current  income  by  investing primarily in the equity securities of companies in the real estate industry.

                                    Investment Strategies

Under normal  circumstances,  both the Real Estate Securities  Portfolio and the Thrivent Real
Estate  Securities  Portfolio  invest at least 80% of their  respective total assets in income
producing  common  stocks  and  other  equity  securities   (which  may  include   convertible
securities) of companies  that are primarily  engaged in the U.S. real estate  industry.  This includes  companies  such as real  estate  investment  trusts  (REITs)  and other real  estate related  investments.  A real  estate  company  generally  derives at least 50% of its revenue
from  real  estate  ownership,  leasing,  management,   development,   financing  or  sale  of
residential,  commercial  or  industrial  real  estate - or has at least 50% of its  assets in real estate.  Should  Thrivent  Financial  determine  that the  Portfolio  would  benefit from reducing the percentage of invested  assets from 80% to a lesser amount,  you will be notified at least 60 days prior to such a change.

Thrivent  Financial may sell  securities,  for a variety of reasons,  such as to secure gains, limit losses, or reposition assets to more promising opportunities.

                                       Investment Risks

The Real Estate Securities Portfolio and Thrivent Real Estate Securities Portfolio are
subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

Interest Rate Risk.  Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise.  This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends.  This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio.

Real Estate Industry Risk.  Real estate industry risk is the risk that changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry.  Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.  Since the Portfolio concentrates its assets in the real estate industry, your investment in the Portfolio will be closely ties to the performance of the real estate markets.

Balanced Portfolio and Thrivent Balanced Portfolio

The investment  objectives and strategies of the Thrivent Balanced  Portfolio are identical to
those  of  the  Balanced   Portfolio.   The  Thrivent  Balanced  Portfolio  was  organized  in
connection with this  Reorganization  solely for the purpose of continuing the business of the
Balanced Portfolio.

                                     Investment Objective

Both the Balanced  Portfolio and the Thrivent  Balanced  Portfolio seek long-term total return through a balance  between income and the potential for long-term  capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

                                     Investment Strategy

The Balanced  Portfolio  incorporates  the  strategies  of the Large Cap Index  Portfolio  and the Bond Index  Portfolio.  The Thrivent  Balanced  Portfolio  incorporates  the strategies of the Thrivent  Large Cap Index  Portfolio  and the  Thrivent  Bond Index  Portfolios.  For debt securities,  each  Portfolio  generally  selects  securities  from the same pool of securities that make up the  respective  Bond  Portfolio.  However,  some debt  securities may not be the same.  Thrivent  Financial,  the investment  adviser will select them in accordance  with Bond
Portfolio's strategy.

Thrivent  Financial  establishes  the  Portfolio's  asset  allocation mix by  forecasting  the expected  return of each  asset  class  over  short-term  and  long-term  time  horizons,  and considers the  variability of the anticipated  returns based on historical  results as well as expected  risks  and  returns.  Since  stock  and bond  markets  generally  tend to  fluctuate independently  of each  other,  the  decline  in one  market  may be offset by the rise of the other.  As a result of the asset class mix, the Portfolio is more  diversified  and is subject to less risk than  investing  exclusively  in stocks or bonds alone.  Overall,  the  Portfolio tries to maintain  higher  weighting in those asset classes the investment  adviser expects to provide the highest returns over a set time horizon.  In a general decline in one market,  the investment  adviser may increase the  Portfolio's  weighting in one or both of the other asset classes.  Despite  the  investment  adviser's  attempts  to  ease  the  effect  of any  market downturn,  you may still lose  money.  The  Portfolio  invests in the  following  three  asset classes within the ranges given:
                                             Minimum            Maximum
         Common Stocks                         35%                75%
         Debt Securities                       25%                50%
         Money Market Instruments               0%                40%

As of December 31, 2003, the investments in the asset classes were as follows:

                                                     Percent of Total
         Common Stocks                                     55%
         Debt Securities                                   32%
         Money Market Instruments                          13%
         Total                                            100%

Thrivent  Financial  may sell  securities  for a variety of reasons,  such as to secure gains, limit losses, or reposition assets to more promising opportunities.

                                       Investment Risks

The Balanced  Portfolio and Thrivent  Balanced  Portfolio are subject to the following primary investment risks.

Market Risk.   Over time, markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Portfolio's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio. High-yield, high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

High Yield Bond Portfolio and Thrivent Partner High Yield Portfolio

The  investment  objectives and  strategies of the Thrivent  Partner High Yield  Portfolio are
identical  to those of the  High  Yield  Bond  Portfolio.  The  Thrivent  Partner  High  Yield
Portfolio  was  organized in  connection  with this  Reorganization  solely for the purpose of continuing the business of the  High Yield Bond Portfolio.

                                     Investment Objective

Like the High Yield Bond  Portfolio,  the  Thrivent  Partner High Yield  Portfolio  seeks high current  income  and  secondarily  capital  growth by  investing  primarily  in a  diversified
portfolio  of  high-risk,   high-yield  bonds  commonly  referred  to  as  "junk  bonds."  The
Portfolio  actively  seeks to achieve the secondary  objective of capital growth to the extent it is consistent with the primary objective of high current income.

                                    Investment Strategies

Under normal  circumstances,  both the High Yield Bond Portfolio and the Thrivent Partner High
Yield  Portfolio  invest at least 80% of their  respective  net assets (plus the amount of any borrowing for  investment  purposes) in high-yield  fixed income  instruments  (high-yielding, higher-risk  corporate bonds) with medium- to lower-range  credit quality ratings.  Should the
Portfolios'  investment  subadviser,  Pacific  Investment  Management  Company LLC  ("PIMCO"),
determine  that the Portfolio  would benefit from reducing the  percentage of invested  assets from 80% to a lesser  amount,  you will be  notified  at least 60 days prior to such a change.
The  Portfolio may invest up to 20% of its net assets in bonds of foreign  issuers.  A foreign issuer is a company domiciled in a country other than the U.S.

The Portfolio may invest the remainder of the  Portfolio's  assets in cash,  short-term  money market  instruments,  and  investment-grade  fixed-income  instruments.  PIMCO  does  not have restrictions  on the  credit  quality  of  the  securities  in the  Fund.  PIMCO  attempts  to identify  those  issuers  of  high-yield,  high-risk  bonds  whose  financial  conditions  are adequate to meet future  obligations,  have improved or are expected to improve in the future.
However,  PIMCO  does not have  restrictions  on the  rating  level of the  securities  in the
Portfolio and may purchase and hold securities in default.

Thrivent  Financial  may sell  securities  for a variety of reasons,  such as to secure gains, limit losses, or reposition assets to more promising opportunities.

                                       Investment Risks

The High Yield Bond  Portfolio  and Thrivent  Partner High Yield  Portfolio are subject to the following primary investment risks.

Market Risk.   Over time, markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of a Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.  They also may decline because of factors that affect a particular industry.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Portfolio's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Portfolio's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds  have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

Bond Index Portfolio and Thrivent Bond Index Portfolio

The investment  objectives  and strategies of the Thrivent Bond Index  Portfolio are identical to those of the Bond Index  Portfolio.  The Thrivent  Bond Index  Portfolio  was  organized in connection  with this  Reorganization  solely for the purpose of  continuing  the  business of the  Bond Index Portfolio.

                                     Investment Objective

Like the Bond Index  Portfolio,  the  Thrivent  Bond Index  Portfolio  strives for  investment results  similar  to the  total  return  of the  Lehman  Aggregate  Bond  Index  by  investing primarily in bonds and other debt securities included in the index.

                                    Investment Strategies

Under  normal  circumstances,  both the Bond  Index  Portfolio  and the  Thrivent  Bond  Index
Portfolio  strive to invest in a  representative  sample of fixed-income  and  mortgage-backed securities  included in the Lehman  Aggregate Bond Index.  Thrivent  Financial does not invest in all of the  issues  that  make up the index but  select  from  issuers  within  the  index.
Therefore,  it expects  the  investment  performance  of this  Portfolio  to  approximate  the performance of the index over time.  Thrivent Financial includes only those issues that:

o       are of investment-grade quality;
o       have a fixed rate;
o       are publicly issued;
o       have at least $150 million par outstanding;
o       are dollar-denominated and nonconvertible; and
o       have a maturity of more than one year.

Should  Thrivent  Financial  determine  that the  Portfolio  would  benefit from  reducing the percentage of invested  assets from 80% to a lesser amount,  it will provide you with at least
60 days notice of such change.  For  liquidity  reasons,  we may invest,  to some  degree,  in money market  instruments.  Although we try to match the  performance of the Lehman  Aggregate
Bond Index,  many  factors can cause the  Portfolio  not to meet its  objective.  We invest in six general classes of investment grade, fixed-income securities including:

o       U.S. Treasury securities
o       corporate bonds
o       commercial mortgage-backed securities
o       government agency securities
o       mortgage-backed securities, and
o       asset-backed securities.

As  December  31,  2003,  these six  classes  represented  the  following  proportions  of the
Portfolio's long-term market value:

                                               Percent of Total
U.S. Treasury securities                                    22%
Corporate bonds                                             28%
Commercial mortgage-backed securities                        2%
Government agency securities                                12%
Mortgage-backed securities                                  35%
Asset-backed securities                                      1%
Total                                                      100%

                                       Investment Risks

The Bond Index  Portfolio  and  Thrivent  Bond Index  Portfolio  are subject to the  following primary investment risks.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby effecting the value of the Portfolio. High-yield, high-risk bonds are subject to greater credit risk than investment-grade bonds.  To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Mortgage Securities Portfolio and Thrivent Mortgage Securities Portfolio

The investment  objectives and strategies of the Thrivent  Mortgage  Securities  Portfolio are
identical to those of the Mortgage  Securities  Portfolio.  The Thrivent  Mortgage  Securities
Portfolio  was  organized in  connection  with this  Reorganization  solely for the purpose of continuing the business of the Mortgage Securities Portfolio.

                                     Investment Objective

Like the Mortgage Securities  Portfolio,  the Thrivent Mortgage  Securities  Portfolio seeks a combination of current income and long-term capital  appreciation by investing  primarily in a diversified  Portfolio of debt  securities  backed by pools of residential  and/or  commercial mortgages.

                                    Investment Strategies

Under normal  circumstances,  both the Mortgage Securities Portfolio and the Thrivent Mortgage
Securities  Portfolio invest at least 80% of their  respective net assets in  mortgage-related securities.  The primary focus is investments in mortgage pass-through  securities,  which are securities  representing  interests in "pools" of mortgage  loans.  These  securities  include
mortgage-backed   securities  issued  and  guaranteed  by  the  Government  National  Mortgage
Association  (GNMA),  the Federal National  Mortgage  Association  (FNMA) and the Federal Home
Loan Mortgage  Corporation  (FHLMC).  The Portfolio may also invest in fixed and floating rate asset-backed  securities,  commercial  mortgage-backed  securities  (CMBS) and other  mortgage backed securities including,  but not limited to,  collateralized  mortgage obligations (CMOs)
interest  only bonds  (IOs) and  principal  only bonds  (POs) and  adjustable  rate  mortgages
(ARMs),  as well as in  other  mortgage-related  asset-backed  securities.  In  addition,  the
Portfolio  may  invest  in  certain  non-mortgage  related  debt  securities,  including  U.S.
Government  securities,  municipal  securities and corporate debt securities.  Should Thrivent
Financial  determine  that the  Portfolio  would  benefit  from  reducing  the  percentage  of invested  assets  from  80% to a  lesser  amount,  it will  provide  you with at least 60 days notice of such change.

At least 80% of the Portfolio's  assets will be invested in securities  rated within the three highest rating categories  assigned by at least one Nationally  Recognized  Statistical Rating
Organization (NRSRO) at the time of purchase.

Thrivent  Financial  may sell  securities  for a variety of reasons,  such as to secure gains, limit losses, or reposition assets to more promising opportunities.

                                       Investment Risks

The Mortgage Securities  Portfolio and Thrivent Mortgage  Securities  Portfolio are subject to the following primary investment risks.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Prepayment Risk.  Prepayment risk is the risk that an issuer of a debt security may repay principal prior to the maturity of a security, which can affect the return on investment and yield of mortgage-backed and asset-backed securities.  Falling interest rates prompt homeowners to refinance their mortgages.  The proceeds from these prepayments may have to be invested at lower interest rates, causing the Portfolio to experience a decline in income, as well as losing the opportunity for additional price appreciation associated with falling rates.

Derivative Risk.  Derivative risk is the risk that the Portfolio invests in securities that may be considered to be derivatives.  The value of the derivative security is dependent upon the performance of underlying assets.  If the assets do not perform well, the value of the derivative security, and consequently the Portfolio, may decline.

                         Purchase, Redemption and Exchange Procedures

The  World  Growth  Portfolio,  the  New  Thrivent  Portfolios  and the  AAL  Portfolios  have substantially  the same procedures for purchasing,  redeeming and exchanging  shares.  Each of the Portfolios offers its shares to the separate  accounts of Thrivent  Financial and Thrivent
Life and to retirement  plans sponsored by Thrivent  Financial.  Shares of Portfolios owned by a separate account are held within a separate  account for each Portfolio  offered through the separate  account.  A variable  contract  holder is  allowed to  allocate  the  premiums  paid under  his or her  variable  contract  to any  subaccount  within  the  separate  account  and transfer from one or more subaccounts within the separate account.

Each day on  which a  Portfolio's  net  asset  value  is  calculated,  the  separate  accounts transmit to that  Portfolio  any orders to purchase or redeem shares of the  Portfolio,  based upon the  purchase  payments,  redemption  (surrender)  requests and  transfer  requests  from variable  contract  holders  that are priced as of that day.  Shares are sold and  redeemed at net asset  value and do not pay any  distribution  or  shareholder  fees,  initial or deferred sales charges or exchange fees.

                                       Tax Consequences

As a condition to each  Reorganization,  the AAL Series Fund and the Thrivent Series Fund will receive  an  opinion  of  counsel  that  the  Reorganization  will be  considered  a  tax-free
"reorganization"  under  applicable  provisions  of the  Internal  Revenue  Code of 1986  (the
"Code").  Based on  customary  assumptions  and  representations,  neither  the  International
Portfolio nor the World Growth Portfolio nor the shareholders of the  International  Portfolio or World Growth Portfolio will recognize any gain or loss for federal income tax purposes.

The  tax  basis  of  the  Thrivent   Portfolio's   shares  received  by  shareholders  of  the
corresponding  AAL  Portfolio  will be the same as the tax  basis of their  shares  in the AAL
Portfolios.

After the  Reorganization,  the utilization by the World Growth Portfolio of (1) carryovers of pre-Reorganization  capital  losses  realized by the  International  Portfolio and (2) capital losses it  realized  after  the  Reorganization  that are  attributable  to the  International
Portfolio's  built-in  unrealized  capital  losses as of the closing date,  will be subject to the limitation under the Code.

With  respect to the  Reorganization  of AAL  Portfolios  into New Thrivent  Portfolios,  such items will be available  to each New  Thrivent  Portfolio to the same extent those items would have been available to the corresponding AAL Portfolio had there been no Reorganization.

                                   COMPARISON OF OPERATIONS

                                      Investment Adviser

Thrivent  Financial  currently serves as investment adviser and provides  investment  research and  supervision  for each of the AAL  Portfolios and the Thrivent  Portfolios.  Following the
completion of the  Reorganizations,  Thrivent  Financial will serve as investment  adviser for each of the  Thrivent  Portfolios.  Thrivent  Financial's  corporate  office is located at 625
Fourth  Avenue  South,  Minneapolis,  Minnesota  55415.  As of  December  31,  2003,  Thrivent
Financial and its affiliates had approximately $62.4 billion in assets under management.

                                     Portfolio Management

The individuals who are primarily  responsible for the day-to-day  management of the following
AAL  Portfolios  will  be  responsible  for the  day-to-day  management  of the  corresponding
Thrivent Portfolios.  Their business experience is described below.

Technology Stock Portfolio

Brian  J.  Flanagan,  CFA  and  James  A.  Grossman  serve  as  portfolio  co-managers  of the
Technology Stock Portfolio.

Mr.  Flanagan has served as a portfolio  manager of the Technology  Stock  Portfolio since its inception  in 2001.  Mr.  Flanagan has been with  Thrivent  Financial  since 1996,  and he has served as a portfolio manager since 2000.

Mr.  Grossman has served as a portfolio  manager of the Technology  Stock  Portfolio since its inception  in 2001.  Mr.  Grossman has been with  Thrivent  Financial  since 1996,  and he has served as a portfolio manager since 2000.

Small Cap Stock Portfolio

Christopher J. Serra, CFA serves as portfolio  manager of the Small Cap Stock  Portfolio.  Mr.
Serra has served as the  portfolio  manager of the Small Cap Stock  Portfolio  since  November
2003.  Mr.  Serra  has been  with  Thrivent  Financial  since  1998,  and he has  served  as a portfolio manager since 1999.

If the proposed  Reorganization is approved,  Mr. Serra will serve as portfolio manager of the
Thrivent  Small Cap Stock  Portfolio,  the New  Thrivent  Portfolio  organized to continue the business of the corresponding AAL Portfolio.

Small Cap Value Portfolio

Christopher J. Serra,  CFA, has served as portfolio  manager of the Small Cap Value  Portfolio since its  inception in April 2003.  Mr. Serra has been with  Thrivent  Financial  since 1998, and he has served as a portfolio manager since 1999.

If the proposed  Reorganization  is approved,  T. Rowe Price will serve as subadviser  for the
Thrivent Partner Small Cap Value Portfolio,  the New Thrivent Portfolio  organized to continue the  business  of the  corresponding  AAL  Portfolio.  T. Rowe  Price had  approximately  $190 billion  under  management  as of December  31,  2003.  Preston  Athey will serve as portfolio manager of the Thrivent  Partner Small Cap Value  Portfolio.  Mr. Athey is a Vice President of
T. Rowe Price Group,  Inc. and T. Rowe Price,  and he is also a small company equity portfolio manager.  Mr. Athey is also a Vice President and Investment  Advisory  Committee member of the
Small-Cap  Stock Fund and a portfolio  manager of the firm's  Global Clean Future Equity Fund.
Mr.  Athey has been with T. Rowe  Price  since  1978.  T. Rowe  Price is  located  at 100 East
Pratt Street, Baltimore, Maryland 21202.

Small Cap Index Portfolio

Kevin R.  Brimmer,  FSA,  has served as  portfolio  manager  of the Small Cap Index  Portfolio since 2002.  Previously,  he was  responsible  for  overseeing  Thrivent  Financial's  general account assets.  Mr. Brimmer has been with Thrivent Financial since 1985.

If the proposed  Reorganization  is approved,  Mr. Brimmer will serve as portfolio  manager of the Thrivent Small Cap Index Portfolio,  the New Thrivent Portfolio  organized to continue the business of the corresponding AAL Portfolio.

Mid Cap Stock Portfolio

Brian J. Flanagan,  CFA and John E. Hintz,  CFA serve as portfolio  co-managers of the Mid Cap
Stock Portfolio.

Mr. Flanagan has served as portfolio manager of the Mid Cap Stock Portfolio since February
2004.  Mr. Flanagan has also served in the following capacities to The AAL Mid Cap Stock
Fund, a series of an affiliated mutual fund group:  portfolio manager since February 2004 and as assistant portfolio manager from 1999 to 2000.  Mr. Flanagan has been with Thrivent
Financial since 1996, and he has served as a portfolio manager since 2000.

Mr.  Hintz has served as  portfolio  manager  of the Mid Cap Stock  Portfolio  since  February
2004.  Mr.  Hintz also serves as  portfolio  manager of The AAL Mid Cap Stock Fund.  Mr. Hintz has served as Director of Research with  Thrivent  Financial  since 2001,  and he served as an equity analyst from 1997 to 2001.

If the  proposed  Reorganization  is  approved,  Mr.  Flanagan  and Mr.  Hintz  will  serve as portfolio  co-managers  of the Thrivent Mid Cap Stock  Portfolio,  the New Thrivent  Portfolio
organized to continue the business of the corresponding AAL Portfolio.

Mid Cap Index Portfolio

Kevin R. Brimmer,  FSA, has served as portfolio  manager of the Mid Cap Index  Portfolio since
2002.  Previously,  he was responsible  for overseeing  Thrivent  Financial's  general account assets.  Mr. Brimmer has been with Thrivent Financial since 1985.

If the proposed  Reorganization  is approved,  Mr. Brimmer will serve as portfolio  manager of the Thrivent Mid Cap Index  Portfolio,  the New Thrivent  Portfolio  organized to continue the business of the corresponding AAL Portfolio.

Capital Growth Portfolio

Frederick L. Plautz has served as portfolio  manger of the Capital Growth  Portfolio since its inception in 2001.  Mr.  Plautz has served as portfolio  manager at Thrivent  Financial  since
1995.

If the proposed  Reorganization  is approved,  Mr.  Plautz will serve as portfolio  manager of the Thrivent Large Cap Stock Portfolio,  the New Thrivent Portfolio  organized to continue the business of the corresponding AAL Portfolio.

Large Company Index Portfolio

Kevin R. Brimmer,  FSA, has served as portfolio  manager of the Large Company Index  Portfolio since 2002.  Previously,  he was  responsible  for  overseeing  Thrivent  Financial's  general account assets.  Mr. Brimmer has been with Thrivent Financial since 1985.

If the proposed  Reorganization  is approved,  Mr. Brimmer will serve as portfolio  manager of the Thrivent Large Cap Index Portfolio,  the New Thrivent Portfolio  organized to continue the business of the corresponding AAL Portfolio.

Real Estate Securities Portfolio

Reginald L. Pfeifer has served as portfolio  manager of the Real Estate  Securities  Portfolio since  its  inception  on  April  30,  2003.  He was  previously  the  Head  of  Fixed  Income
Investment for Thrivent  Financial and its sponsored  mutual funds.  Mr. Pfeifer has been with
Thrivent Financial since 1990.

If the proposed  Reorganization  is approved,  Mr. Pfeifer will serve as portfolio  manager of the  Thrivent  Real Estate  Securities  Portfolio,  the New  Thrivent  Portfolio  organized to continue the business of the corresponding AAL Portfolio.

Balanced Portfolio

Kevin R.  Brimmer,  FSA,  and Steven H.C.  Lee,  FSA,  serve as portfolio  co-managers  of the
Balanced Portfolio.

Mr.  Brimmer  has  served  as  portfolio  manager  of  the  Balanced   Portfolio  since  2002.
Previously,  he was responsible for overseeing  Thrivent  Financial's  general account assets.
Mr. Brimmer has been with Thrivent Financial since 1985.

Mr. Lee has served as portfolio  manager of the  Balanced  Portfolio  since 2002.  Previously,
Mr. Lee managed the  asset-backed  securities and  investment-grade  corporate bond portfolios in Thrivent Financial's general account.  He has been with Thrivent Financial since 1985.

If the proposed  Reorganization  is approved,  Mr. Brimmer and Mr. Lee will serve as portfolio co-managers  of the  Thrivent  Balanced  Portfolio,  the New Thrivent  Portfolio  organized to continue the business of the corresponding AAL Portfolio.

High Yield Bond Portfolio

Thrivent  Financial has engaged Pacific Investment  Management Company LLC ("PIMCO"),  located at 800 Newport  Center  Drive,  Newport  Beach,  California  92660 to manage the assets of the
High Yield Bond Portfolio.  With assets under  management of  approximately  $373.8 billion as of December 31, 2003,  the company is one of the world's  foremost bond fund  managers.  PIMCO oversees  more  than  120  funds  in  all.  The  company  is part of  Allianz  Dresdner  Asset
Management  of  America  L.P.  (ADAM-LP),   which  is  an  indirect  unit  of  Allianz  AG,  a
European-based, multinational insurance and financial services holding company.

The portfolio  manager  primarily  responsible for overseeing  PIMCO's  management of the High
Yield  Bond  Portfolio  since  2002 is  Raymond G.  Kennedy,  CFA.  Mr.  Kennedy is a managing director,  portfolio  manager and senior member of the PIMCO  investment  strategy group.  Mr.
Kennedy joined PIMCO in 1996,  having  previously been  associated  with Prudential  Insurance
Company  of  America  as a private  placement  asset  manager.  He has 15 years of  investment experience.

If the proposed  Reorganization  is approved,  PIMCO will serve as sub-adviser of the Thrivent
Partner High Yield Portfolio,  the New Thrivent  Portfolio  organized to continue the business of the corresponding AAL Portfolio.

Bond Index Portfolio

Steven H.C.  Lee,  FSA,  has served as  portfolio  manager of the Bond Index  Portfolio  since
2002.   Previously,   Mr.  Lee  managed  the  asset-backed   securities  and  investment-grade
corporate  bond  portfolios  in  Thrivent  Financial's  general  account.  He  has  been  with
Thrivent Financial since 1985.

If the proposed  Reorganization  is approved,  Mr. Lee will serve as portfolio  manager of the
Thrivent Bond Index Portfolio,  the New Thrivent Portfolio  organized to continue the business of the corresponding AAL Portfolio.

Mortgage Securities Portfolio

Gregory R.  Anderson,  CFA,  CPA,  and Scott A. Lalim serve as  portfolio  co-managers  of the
Mortgage Securities Portfolio.

Mr. Anderson has served as portfolio  manager of the Portfolio  since it commenced  operations on April 30,  2003.  He also  manages the  mortgage-backed  securities  portfolio  of Thrivent
Financial's general account.  Mr. Anderson has been with Thrivent Financial since 1997.

Mr. Lalim has served as portfolio  manager of the  Portfolio  since it commenced  operation on
April 30,  2003.  He also  manages the  commercial  mortgage-backed  securities  portfolio  of
Thrivent Financial's general account.  Mr. Lalim has been with Thrivent Financial since 1976.

If the  proposed  Reorganization  is  approved,  Mr.  Anderson  and Mr.  Lalim  will  serve as portfolio  co-managers  of the  Thrivent  Mortgage  Securities  Portfolio,  the  New  Thrivent
Portfolio organized to continue the business of the corresponding AAL Portfolio.

                International Portfolio and World Growth Portfolio Subadvisers

The assets of the  International  Portfolio  are  currently  managed by Oechsle  International
Advisors,  LLC ("Oechsle"),  located at One International Place, Boston,  Massachusetts 02110.
Oechsle  has  served  as  investment  subadviser  to the  International  Portfolio  since  its inception in 1998.  Oechsle is an independent  money management  organization  founded in 1986 that specializes in international and global  investments for  institutional  clients from its offices  located in Boston,  London,  Frankfurt and Tokyo.  It has assets under  management of approximately  $14.6  billion  as of  December  31,  2003.  The  portfolio  manager  primarily responsible  for overseeing  Oechsle's  management of the  International  Portfolio  since its inception in 1998 is Kathleen  Harris.  Ms.  Harris joined  Oechsle as a portfolio  manager in
1995 and has been a principal since 1997.

The assets of the World  Growth  Portfolio  are managed by T. Rowe Price  International,  Inc.
("Price International"),  an affiliate of T. Rowe Price Associates,  Inc., located at 100 East
Pratt  Street,  Baltimore,  Maryland  21202.  Price  International  has  served as  investment subadviser  for the World  Growth  Portfolio  since 2000.  Price  International  is one of the world's  largest  international  mutual  fund  asset  managers  with  the U.S.  equivalent  of approximately  $22.9  billion  under  management  as of  December  31,  2003 in its offices in
Baltimore,  London, Tokyo,  Singapore,  Paris, Hong Kong and Buenos Aires. Price International
has an investment  advisory  group that has day-to-day  responsibility  for managing the World
Growth Portfolio and developing and executing the Portfolio's investment program.

Thrivent Financial has engaged Mercator Asset Management LP ("Mercator"), 5200 Town Center
Circle, Suite 550, Boca Raton, Florida 33486 to subadvise a portion of the World Growth
Portfolio.  Founded in 1984, Mercator manages international equity funds for institutional clients, including corporate and public retirement plans, endowments, and foundations.  As of December 31, 2003, Mercator managed approximately $6.6 billion in assets including separate accounts, commingled funds and a mutual fund.  Mercator has an investment advisory team that has day-to-day responsibility for managing the World Growth Portfolio and developing and executing the Portfolio's investment program.

If the proposed  Reorganization  is approved,  Price  International and Mercator will serve as co-subadvisers of the World Growth Portfolio.

                                     Manager of Managers

The shareholders of the Thrivent Portfolios,  including the New Thrivent Portfolios,  approved a change in  fundamental  policy on February 10, 2004,  that permits the Board of Directors to authorize  Thrivent  Financial,  as investment  adviser,  to enter into and amend  subadvisory agreements without  shareholder  approval.  The policy gives Thrivent Financial the authority, with  approval of the Board of  Directors  of the  Thrivent  Series  Fund,  to hire,  fire and
change  subadvisers  and  amend  subadvisory   agreements   accordingly   without  shareholder
approval.   A  fund   operating   under  this   structure  is  sometimes   referred  to  as  a
"manager-of-managers fund".

The absence of a shareholder  approval  requirement  eliminates the costly and  time-consuming process of calling and  conducting a shareholder  meeting,  preparing and  distributing  proxy materials  and  soliciting  votes  from  shareholders  for  subadviser  changes.  The Board of
Directors  of the  Thrivent  Portfolios  were  persuaded  that,  in today's  rapidly  changing securities  markets,  it is in  shareholders'  best  interests if the Board  represents  their interests  in  approving or rejecting  recommendations  made by Thrivent  Financial  regarding subadvisers.  It will enable the Board to make more timely changes it deems  appropriate  with respect to the day-to-day management of a Portfolio's assets.

Thrivent  Financial will engage in ongoing  subadviser  evaluations on both a quantitative and qualitative  basis.  Thrivent  Financial  will  periodically  gather and  analyze  performance information  regarding  each  subadvised  Portfolio.  Thrivent  Financial  will also  evaluate whether  the  subadviser's  investment  style  is  appropriate  for  the  Portfolio.  Thrivent
Financial  will  report its  findings  on these  matters to the Boards of  Directors  and make recommendations regarding subadvisers based on those findings.

On February 19, 2003, the  Securities and Exchange  Commission  granted  Thrivent  Series Fund and Thrivent  Financial an order exempting them from the federal  securities law  requirements to obtain approval of the appointment of unaffiliated subadvisers (the "Exemptive Order").

Under the  Exemptive  Order,  Thrivent  Series  Fund and  Thrivent  Financial  are  subject to several  conditions  imposed  by  the  SEC to  ensure  that  the  interests  of a  Portfolio's shareholders  are  adequately  protected.  For  example,  within  90  days  of a  change  to a
Portfolio's subadvisory  arrangements,  the Fund must provide shareholders with an information statement  that  contains  substantially  the  same  information  about  the  subadviser,  the subadvisory  agreement  and the  subadvisory  fee that  would  have been  included  in a proxy statement if shareholder approval had been required.

Thrivent  Financial  pays all  subadvisory  fees out of the advisory fees it receives from the subadvised  Portfolio.  There  is no  additional  fee to the  Portfolio.  Thrivent  Financial, directly or through  subadvisers,  also  continues to provide the same level of management and administrative services to the Portfolio as it has always provided.

                          The Separate Accounts and Retirement Plans

Shares  of the  AAL  Portfolios  and the  Thrivent  Portfolios  have  substantially  the  same procedures for purchasing shares.  Shares are currently sold, without sales charges, to:

o       Separate accounts of Thrivent Financial and Thrivent Life that are used to fund variable contracts issued by Thrivent Financial and Thrivent Life; and

o       Retirement plans sponsored by Thrivent Financial

The prospectus for each variable  contract  describes how the premiums and the assets relating to  the  variable  contract  may be  allocated  among  one or  more  of the  subaccounts  that correspond to the AAL and Thrivent  Portfolios.  Participants  in the retirement  plans should consult  retirement  plan  documents for  information on how to invest in the AAL and Thrivent
Portfolios.

The separate  accounts and the  retirement  plans each place an order to buy or sell shares of a respective  Portfolio  each  business day. The amount of the order is based on the aggregate instructions  from owners of the variable  contracts  or the  participants  in the  retirement plans.  Orders  received  before the close of the New York Stock Exchange  ("NYSE") on a given day result in share  purchases and  redemptions  at the net asset value ("NAV")  calculated as of the close of the NYSE that day.

                            INFORMATION ABOUT THE REORGANIZATIONS

                                          Background

Lutheran  Brotherhood  ("LB") merged with and into Aid  Association  for Lutherans  ("AAL") on
January 1, 2002,  with AAL as the surviving  entity (the  "Merger").  AAL  thereafter  changed its name to Thrivent Financial for Lutherans.

Prior to the  Merger,  the AAL  Series  Fund and the LB Series  Fund  (together,  the  "Series
Funds") provided the investment  vehicle for variable life and annuity contracts issued by AAL and LB,  respectively,  and for their respective  retirement plans.  Following the Merger, all contracts  are  issued by  Thrivent  Financial,  making  the  existence  of two  Series  Funds unnecessary, more costly and burdensome.

In  anticipation of the full  consolidation  of the Series Funds,  the  shareholders of the LB
Series Fund  approved  the  following  changes at a  shareholder  meeting held on February 10,
2004:

1.      Election  of  directors  to the  Thrivent  Series  Fund,  which  includes  the current independent  directors of the AAL Series Fund.  (Please  refer to Appendix F to review information about the directors of Thrivent Series Fund.)

2.      Approval to amend the articles of  incorporation of LB Series Fund, Inc. to change its name to Thrivent Series Fund, Inc.

3.      Amendment of certain  investment  restrictions  of Thrivent Series Fund to standardize investment  restrictions,  promote  operational  efficiency  and enhance the effective monitoring of compliance with such investment restrictions.

Three  portfolios  of the AAL Series  Fund with  similar  investment  objectives  and the same portfolio  managers as three portfolios of the LB Series Fund were previously  consolidated in
2003. The  International  Portfolio was not  consolidated  with the World Growth  Portfolio at that time because the two portfolios had different sub-advisers.

The  balance of the  portfolios  in the AAL Series  Fund do not have a  counterpart  in the LB
Series Fund.  The Board  therefore  approved  the  creation of the 13 New Thrivent  Portfolios within LB Series Fund. Each New Thrivent  Portfolio has the same  investment  objective as its
AAL Series Fund corresponding portfolio.

The International Portfolio is subadvised by Oechsle International Advisers, LLC, whereas the World Growth Portfolio is subadvised by T. Rowe Price International, Inc.

            Information Received by the Board of Directors of the AAL Series Fund

In connection with its  consideration of the proposed  Reorganizations  and their  anticipated effects  on the AAL  Portfolios,  the Board of  Directors  of the AAL Series  Fund,  including those  directors  who  are  not  interested  persons  of  Thrivent  Financial  or  any  of its affiliates  (the  "Independent  Directors"),  requested  from Thrivent  Financial and reviewed information to assist the Board in its evaluation, including:

o       The terms of the proposed Reorganization Agreements;

o       Material  provisions  of Maryland and  Minnesota  state  corporate  law  affecting the rights and liabilities of shareholders and/or directors;

o       The  investment   management  structure  for  the  AAL  Portfolios  and  the  Thrivent
        Portfolios;

o       The investment objectives,  strategies and fundamental investment  restrictions of the
        AAL Portfolios and the Thrivent Portfolios;

o       Information  on the  scope  and  cost of  other  services  provided  by  Thrivent
        Financial and its affiliates to the AAL Portfolios,  including administrative services provided by Thrivent  Financial for which each Thrivent  Portfolio will pay a fee at a per  annum  rate of 0.03% of net  assets  for  administrative  services  beginning  on
        January 1, 2004;

o       Performance  of the  International  Portfolio and the World Growth  Portfolio  against each other and against other funds in their Lipper Peer Group and relevant benchmarks;

o       Analysis of the impact of the proposed  Reorganization  of each AAL Portfolio with its corresponding Thrivent Portfolio, including expense ratios;

o       The manager-of-managers structure of the Thrivent Portfolios;

o       Information regarding Price International, subadviser to the World Growth Portfolio;

o       Information  regarding  Mercator,  which will begin  co-subadvising  the World  Growth
        Portfolio on May 1, 2004; and

o       In the case of the  reorganization of the  International  Portfolio into the World
        Growth Portfolio, the correlation of underlying investments in the Portfolios.

               Considerations by the Board of Directors of the AAL Series Fund

The Board of Directors of the AAL Series Fund believes that each  proposed  Reorganization  is in the best  interests  of the affected  AAL  Portfolio  and its  shareholders.  Further,  the
Board determined that the interests of the AAL Portfolio  shareholders  will not be diluted as a result of its  Reorganizations.  The  Contracts  Committee of the Board  (consisting  of the
Independent  Directors  of the Board)  considered  factual  matters and  structural  issues in connection with the transactions  with the Thrivent  Portfolios at meetings on August 26, 2003 and October 7 - 8, 2003. At these meetings,  representatives of Thrivent  Financial  discussed the proposed  Reorganizations  with the  Contracts  Committee in general  terms and in detail.
In  considering  the proposed  Reorganizations,  the  Contracts  Committee  was advised at all formal meetings by the AAL Series Funds' independent outside legal counsel.

The Contracts  Committee met again in person on November 11 - 12, 2003, to receive  additional information  concerning  the  Reorganizations.  At this meeting,  representatives  of Thrivent
Financial reviewed the proposed  Reorganizations and the related Reorganization  Agreements in
detail.   These   representatives   also  presented   comparative   performance   and  expense
information  for  the  AAL  Portfolios  and  the  Thrivent  Portfolios.  After  reviewing  the proposed  Reorganizations and Reorganization  Agreements,  the Contracts Committee unanimously approved the  Reorganizations.  Thereafter,  at an in person meeting on November 12, 2003, the
Board (including all of the Independent  Directors)  unanimously  approved the Reorganizations and  Reorganization  Agreements and recommended their approval by AAL Portfolio  shareholders.
In approving the Reorganization Agreements, the Board considered the following factors:

o       The consolidation of the investment  options for variable contracts issued by Thrivent
        Financial  and  Thrivent  Life  into a single  investment  company  incorporating  the
        Thrivent name offers the  opportunity  for  operational  efficiencies  by  simplifying administrative  and  regulatory  burdens of the  Portfolios,  including by eliminating duplicative regulatory filings and duplicative fixed costs such as printing,  mailing, accounting and audit fees, legal fees and shareholder meetings;

o       The consolidation of the variable product  portfolios  sponsored by Thrivent Financial under a single  investment  company and board of  directors  will  further  streamline governance and oversight of the Portfolios;

o       The rights of variable  contract owners and retirement plan  participants with respect to their investments in the Thrivent Portfolios will be unchanged;

o       The  Reorganizations  will  not  result  in the  recognition  of any  gain or loss for federal income tax purposes by the AAL  Portfolios,  the Thrivent  Portfolios or their shareholders;

o       AAL Portfolio  shareholders will receive shares in a corresponding  Thrivent Portfolio having a total  net  asset  value  equal to the  total  net  asset  value of their AAL
        Portfolio shares as of the closing of the Reorganization;

o       Thrivent  Financial has  committed to invest  between $4 and $5 million to enhance the quality of its asset management  capabilities,  including hiring additional investment and  administrative  support  professionals and making  infrastructure  investments to support investment research;

o       The  administrative fee for the Thrivent  Portfolios,  which is one basis point higher than the  administrative  fee for the AAL Portfolios,  is fair and reasonable in light
        of  the  fees  customarily  paid  to  third  parties  for  comparable  services.   The
        administrative  fee for the  Thrivent  Portfolios  is the  same  as  that  charged  to
        Thrivent portfolios not involved in the Reorganizations; and

o       Thrivent  Financial  will be  responsible  for the payment of the expenses  related to consummating  each  Reorganization.  It will not be paid for out of the  assets of the
        Portfolios.

In approving the  Reorganization  Agreement for each AAL Portfolio that will reorganize into a corresponding New Thrivent Portfolio, the Board considered the following additional factors:

o       The  investment  objective of each AAL Portfolio  will be identical to the  investment objective of its corresponding New Thrivent Portfolio; and

o       The  Reorganizations  will  enable  variable  contract  holders  and  retirement  plan participants  investing  in  AAL  Portfolios  to  continue  their  current  investment programs without disruption.

In approving the  Reorganization  for the  International  Portfolio,  the Board considered the following additional factors:

o       The  investment  objective  and  strategies  for the  International  Portfolio and the
        World Growth Portfolio are substantially similar;

o       With the  exception of the AAL Capital  Growth  Portfolio  and the Thrivent  Large Cap
        Stock  Portfolio,  the investment  strategy of each AAL Portfolio will be identical to the  investment  strategy  of its  corresponding  New  Thrivent  Portfolio.  (The  AAL
        Capital  Growth  Portfolio  invests  at least 65% of total  assets  in  common  stock, whereas the Thrivent Large Cap Stock Portfolio invests 80%.);

o       The total  expense  ratio of the  reorganized  Portfolio is projected to be lower than the current total expense ratio of the International Portfolio;

o       The  reorganization  will result in the World Growth  Portfolio  having a larger asset base. This is expected to provide the World Growth  Portfolio with potential  benefits
        from  greater  portfolio   diversification   and  the  opportunity  to  conduct  other
        investment  transactions  on  potentially  more  advantageous  terms than two separate smaller  Portfolios.  The  Reorganization  also offers  opportunities  to spread fixed costs over a larger asset base; and

o       The long-term  performance of the World Growth  Portfolio has been better than that of the International Portfolio.

The Board did not assign  relative  weights to the foregoing  factors or deem any one or group of them to be controlling in and of themselves.

           Description of the Reorganization Agreements and Plans of Reorganization

Each  Reorganization  Agreement  provides  that the AAL  Portfolio  will  transfer  all of its
assets  to  the  corresponding   Thrivent  Portfolio  in  exchange  solely  for  the  Thrivent
Portfolio's  shares to be  distributed  pro rata by the AAL Portfolio to its  shareholders  in complete  liquidation of the AAL  Portfolio,  which is expected to occur on or about April 30,
2004.  Each New Thrivent  Portfolio will assume all of the  liabilities  of the  corresponding
AAL  Portfolio  as of the closing  date.  The World  Growth  Portfolio  will assume the stated
accrued and unpaid  liabilities  of the  International  Portfolio as of the closing date.  The value of each AAL  Portfolio's  assets  and  liabilities  to be  acquired  and  assumed by the
Thrivent  Portfolio  will be the value of those  assets  computed  as of the close of  regular trading on the New York Stock  Exchange  (normally  4:00 p.m.  EST) on the closing  date.  AAL
Portfolio  shareholders will become  shareholders of the corresponding  Thrivent  Portfolio as of the Closing and will be entitled to the Thrivent  Portfolio's  next dividend  distribution.
AAL  Portfolio  shareholders  will  receive  shares in the  corresponding  Thrivent  Portfolio having a total net asset  value  equal to the  total  net asset  value of their AAL  Portfolio shares as of the closing date.

On or before the closing date,  the  International  Portfolio  will declare and pay a dividend
or  dividends  which,  together  with  all  previous  dividends,   will  have  the  effect  of
distributing to its shareholders  substantially  all of its net investment income and realized net capital gain, if any, for all taxable years ending on or before the closing date.

Completion of each  Reorganization  is subject to the  conditions  set forth in the respective
Reorganization  Agreements.  This  includes  receipt of a tax  opinion  in form and  substance reasonably  satisfactory  to the AAL Series Fund and the Thrivent  Series  Fund,  as described under the caption  "Federal Income Tax  Consequences"  below.  Each  Reorganization  Agreement may be  terminated  and the  Reorganization  may be  abandoned  at any  time  before  or after approval by the AAL  Portfolio  shareholders  prior to the closing date by either party if its board of directors  determines  that  consummation of the  Reorganization  would not be in the
best   interests  of   shareholders   of  the  relevant   Portfolio.   The   completion  of  a
Reorganization   of  an  AAL  Portfolio  is  not   conditioned   on  the   completion  of  the
Reorganization of any other AAL Portfolio.

Under each  Reorganization  Agreement,  Thrivent  Financial  will pay the expenses  related to
completing   each   Reorganization.   Those  expenses   include,   but  are  not  limited  to,
accountants' fees, legal fees,  registration fees,  transfer taxes (if any), bank and transfer agent fees and the costs of  preparing,  printing,  copying  and  mailing  proxy  solicitation materials to the AAL Portfolio shareholders and the costs of holding the Special Meeting.

By approving the proposed  Reorganization  Agreements,  contract  owners and  retirement  plan
Trustees will be deemed to have approved a new advisory  contract between  Thrivent  Financial and the  Thrivent  Series  Fund  that  will be in place  with  respect  to each  New  Thrivent
Portfolio.  The  new  advisory  agreement  will be  substantially  identical  to the  existing advisory agreement between Thrivent Financial and Thrivent Series Fund except as to its term.

If a  Reorganization  Agreement for an AAL Portfolio is not approved,  the AAL Portfolio  will
continue  to  be  operated  as  a  portfolio  of  AAL  Series   Fund.   The  closing  of  each
Reorganization is not conditioned on the closing of any other Reorganization.

This  description of the  Reorganization  Agreements is qualified in its entirety by the terms and  provisions of the  Reorganization  Agreements,  a form of which is attached as Appendix A and incorporated into this proxy statement and prospectus by reference.

                           Description of Thrivent Portfolio Shares

Full and fractional  shares of the Thrivent  Portfolios will be issued in the  Reorganizations without  the  imposition  of a sales  charge or other fee to the AAL  Portfolio  shareholders.
Shares  of the  Thrivent  Portfolios  to be  issued to AAL  Portfolio  shareholders  under the
Reorganization  Agreements will be fully paid and non-assessable  when issued and will have no preemptive or conversion rights.

The Thrivent  Series Fund is organized as a Minnesota  corporation  and the AAL Series Fund is organized as a Maryland  corporation.  Except as noted below,  the provisions of Minnesota law and the  Articles  of  Incorporation  (the  "Thrivent  Articles")  and Bylaws  (the  "Thrivent
Bylaws") of Thrivent  Series Fund are  substantially  similar to those of Maryland law and the
Articles  of  Incorporation  (the "AAL  Articles")  and  Bylaws  (the "AAL  Bylaw") of the AAL
Series Fund.  All of the Portfolios are subject to the 1940 Act.

The rights of shareholders of the AAL Portfolios may be diminished as follows:

o       A Thrivent  Portfolio may be terminated  by the  affirmative  vote of the holders of a majority  of the  voting  power of all shares  entitled  to vote.  The AAL  Portfolios requires approval by two-thirds of all the votes entitled to be cast on the matter.

o       The  Thrivent  Bylaws may be amended by the Board of  Directors.  Amendment of the AAL
        Bylaws  requires  the  affirmative  vote of a majority of the holders of record of the outstanding shares entitled to vote.

                               Federal Income Tax Consequences

As a condition to each  Reorganization,  the AAL Series Fund and the Thrivent Series Fund will receive an opinion from counsel to the effect  that,  on the basis of the existing  provisions of the Code,  current  administrative  rules and  court  decisions,  for  federal  income  tax purposes:

1.      The Reorganization  will qualify as a "reorganization"  under section 368(a)(1) of the
        Code, and the  participating  AAL Portfolio and Thrivent  Portfolio  involved  therein each will be "a party to a  reorganization"  within the  meaning of section  368(b) of the Code.

2.      The AAL Portfolio  will recognize no gain or loss on the transfer of its assets to the
        Thrivent Portfolio in exchange for the Thrivent  Portfolio's shares and the assumption by the Thrivent  Portfolio of the assumed  liabilities  of the AAL Portfolio or on the subsequent  distribution  of  those  shares  to the AAL  Portfolio's  shareholders  in exchange for their AAL Portfolio shares.

3.      The Thrivent  Portfolio  will recognize no gain or loss on its receipt of those assets in  exchange  for its shares  and the  assumption  by the  Thrivent  Portfolio  of the assumed liabilities of the AAL Portfolio.

4.      The  Thrivent  Portfolio's  basis  in  those  assets  will  be the  same  as  the  AAL
        Portfolio's  basis therein  immediately  before the  Reorganization,  and the Thrivent
        Portfolio's  holding period for those assets will include the AAL Portfolio's  holding period.

5.      An AAL  Portfolio  shareholder  will  recognize no gain or loss on the exchange of the shareholder's  AAL  Portfolio  shares  solely  for  Thrivent  Portfolio  shares in the
        Reorganization.

6.      An AAL  Portfolio  shareholder's  aggregate  basis in the  Thrivent  Portfolio  shares received by the  shareholder in the  Reorganization  will be the same as the aggregate basis in the shareholder's  AAL Portfolio shares to be  constructively  surrendered in exchange  for those AAL  Portfolio  shares,  and the  holding  period of the  Thrivent
        Portfolio  shares to be received by each AAL  Portfolio  shareholder  will include the period  during  which the shares of the AAL  Portfolio  exchanged  therefor or held by such  shareholder  (provided  that the  shares  of the AAL  Portfolio  were  held as a capital asset on the date of the reorganization).

7.      After the  Reorganization,  the  utilization  by the  World  Growth  Portfolio  of (a)
        carryovers  of  pre-Reorganization   capital  losses  realized  by  the  International
        Portfolio,  and (b)  capital  losses it  realized  after the  Reorganization  that are attributable to the International  Portfolio's  built-in  unrealized capital losses as of the closing date, will be subject to limitation under the Code.

8.      With respect to the  Reorganizations  of AAL Portfolios into New Thrivent  Portfolios, such items will be available to each New Thrivent  Fund to the same extent those items
        would  have  been  available  to  the   corresponding   LB  Fund  had  there  been  no
        Reorganization.

You  should  recognize  that an opinion of  counsel  is not  binding on the  Internal  Revenue
Service or any  court.  Neither  the AAL  Portfolios  nor the  Thrivent  Portfolios  expect to obtain  a  ruling  from the IRS  regarding  the  consequences  of the  Reorganizations.  While problems  are  not  expected,  if the  IRS  sought  to  challenge  the  tax  treatment  of any
Reorganization and was successful,  neither of which is anticipated,  the Reorganization would be treated as a taxable sale of assets of the  participating  AAL  Portfolio,  followed by the taxable liquidation thereof.

Because the investment  policies and practices of the Thrivent  Portfolios  are  substantially similar  to those of their  corresponding  AAL  Portfolios,  the  Thrivent  Portfolios  do not
anticipate  that taxable  sales  involving  significant  amounts of securities of the combined portfolios will have to be made after the Reorganizations.

                                        Capitalization

The following tables present as of December 31, 2003:

o       The capitalization of each AAL Portfolio; and
o       The pro forma  capitalization  of each  corresponding  Thrivent  Portfolio as adjusted after the Reorganization.

The  capitalization  of each AAL  Portfolio  and the World  Growth  Portfolio  is likely to be different at the closing date as a result of daily share purchase and  redemption  activity in the  portfolios  as well as the  effects of the other  ongoing  operations  of the  portfolios prior to the closing date.

------------------------------ ---------------------- ---------------------- -----------------------
                                                                               Pro Forma
                              International           World Growth            World Growth
                                 Portfolio              Portfolio              Portfolio

Total Net Assets               $106,057,860           $420,712,177           $526,770,037
Shares Outstanding               11,588,773             39,601,942             49,585,245
Net Asset Value Per Share      $9.15                  $10.62                 $10.62
------------------------------ ---------------------- ---------------------- -----------------------
------------------------------ ---------------------- ----------------------
                                                   Pro Forma Thrivent
                             Technology Stock          Technology
                                 Portfolio             Portfolio

Total Net Assets               $41,158,991            $41,158,991
Shares Outstanding               5,927,548              5,927,548
Net Asset Value Per Share      $6.94                  $6.94
------------------------------ ---------------------- ----------------------
------------------------------ ---------------------- ----------------------
                                                    Pro Forma Thrivent
                              Small Cap Stock         Small Cap Stock
                                  Portfolio              Portfolio

Total Net Assets               $156,878,810           $156,878,810
Shares Outstanding               12,708,185             12,708,185
Net Asset Value Per Share      $12.34                 $12.34
------------------------------ ---------------------- ----------------------
------------------------------ ---------------------- ----------------------
                                                   Pro Forma Thrivent
                             Small Cap Value        Partner Small Cap
                                 Portfolio           Value Portfolio

Total Net Assets               $19,773,255            $19,773,255
Shares Outstanding               1,440,431              1,440,431
Net Asset Value Per Share      $13.73                 $13.73
------------------------------ ---------------------- ----------------------
------------------------------ ---------------------- ----------------------
                                                  Pro Forma Thrivent
                            Small Cap Index         Small Cap Index
                                Portfolio              Portfolio

Total Net Assets               $394,846,909           $394,846,909
Shares Outstanding               24,936,147             24,936,147
Net Asset Value Per Share      $15.83                 $15.83
------------------------------ ---------------------- ----------------------
------------------------------ ---------------------- ----------------------
                                                    Pro Forma Thrivent
                               Mid Cap Stock           Mid Cap Stock
                                 Portfolio              Portfolio

Total Net Assets               $73,362,784            $73,362,784
Shares Outstanding               7,310,569              7,310,569
Net Asset Value Per Share      $10.04                 $10.04
------------------------------ ---------------------- ----------------------
------------------------------ ---------------------- ----------------------
                                                   Pro Forma Thrivent
                              Mid Cap Index           Mid Cap Index
                                 Portfolio              Portfolio

Total Net Assets               $76,187,467            $76,187,467
Shares Outstanding               6,609,172              6,609,172
Net Asset Value Per Share      $11.53                 $11.53
------------------------------ ---------------------- ----------------------
------------------------------ ---------------------- ----------------------
                                                    Pro Forma Thrivent
                               Capital Growth         Large Cap Stock
                                  Portfolio              Portfolio

Total Net Assets               $282,412,937           $282,412,937
Shares Outstanding               33,009,098             33,009,098
Net Asset Value Per Share      $8.56                  $8.56
------------------------------ ---------------------- ----------------------
------------------------------ ---------------------- ----------------------
                                                    Pro Forma Thrivent
                            Large Company Index       Large Cap Index
                                 Portfolio              Portfolio

Total Net Assets               $724,997,651           $724,997,651
Shares Outstanding               36,641,892             36,641,892
Net Asset Value Per Share      $19.79                 $19.79
------------------------------ ---------------------- ----------------------
------------------------------ ---------------------- ----------------------
                                                    Pro Forma Thrivent
                                 Real Estate            Real Estate
                            Securities Portfolio   Securities Portfolio

Total Net Assets               $51,823,322            $51,823,322
Shares Outstanding               4,093,212              4,093,212
Net Asset Value Per Share      $12.66                 $12.66
------------------------------ ---------------------- ----------------------
------------------------------ ---------------------- ----------------------
                                                    Pro Forma Thrivent
                                  Balanced               Balanced
                                 Portfolio              Portfolio

Total Net Assets               $721,055,859           $721,055,859
Shares Outstanding               49,883,772             49,883,772
Net Asset Value Per Share      $14.45                 $14.45
------------------------------ ---------------------- ----------------------
------------------------------ ---------------------- ----------------------
                                                    Pro Forma Thrivent
                              High Yield Bond       Partner High Yield
                                  Portfolio              Portfolio
Total Net Assets               $75,965,566            $75,965,566
Shares Outstanding              11,270,447             11,270,447
Net Asset Value Per Share      $6.74                  $6.74
------------------------------ ---------------------- ----------------------
------------------------------ ---------------------- ----------------------
                                                     Pro Forma Thrivent
                                  Bond Index             Bond Index
                                   Portfolio              Portfolio
Total Net Assets               $244,734,167           $244,734,167
Shares Outstanding               23,128,791             23,128,791
Net Asset Value Per Share      $10.58                 $10.58
------------------------------ ---------------------- ----------------------
------------------------------ ---------------------- ----------------------
                                                     Pro Forma Thrivent
                             Mortgage Securities     Mortgage Securities
                                 Portfolio              Portfolio
Total Net Assets               $27,871,422            $27,871,422
Shares Outstanding               2,788,626              2,788,626
Net Asset Value Per Share      $9.99                  $9.99
------------------------------ ---------------------- ----------------------

         ADDITIONAL INFORMATION ABOUT THE AAL PORTFOLIOS AND THE THRIVENT PORTFOLIOS

Additional  information  about  the AAL  Portfolios  and the  Thrivent  Portfolios,  including information  about their  investment  objectives,  policies  and  restrictions  and  financial histories,  may be found in the current prospectus,  Statement of Additional Information,  and annual  reports of the AAL Series Fund and  Thrivent  Series  Fund,  and in the  Statement  of
Additional  Information  relating  to this  proxy  statement  and  prospectus.  You may obtain copies of these documents free of charge by calling 1-800-847-4836.

The AAL Portfolios and the Thrivent  Portfolios are subject to the informational  requirements of the  Securities Act of 1933, as amended,  the  Securities  Exchange Act of 1934, as amended and the 1940 Act.  Therefore,  the AAL  Portfolios  and the  Thrivent  Portfolios  file  proxy materials,  reports and other  information  with the SEC, which can be inspected and copied at the SEC's  public  reference  room located at 450 5th Street NW, Room 1200,  Washington,  D.C.
20549.  You may call the SEC at  1-202-942-8090  for  information  about the  operation of the public reference rooms.

You may also access such information  about the AAL Portfolios and the Thrivent  Portfolios on the SEC's  Internet site at  http://www.sec.gov.  For a prescribed  fee, you may obtain copies of this  information by sending an email request to  publicinfo@sec.gov  or writing to: Public
Reference  Room,  U.S.  Securities  and Exchange  Commission,  450 5th Street,  NW, Room 1300,
Washington, D.C. 20549.  You may need to refer to the following file numbers:

         File No. 811-8662      AAL Variable Product Series Fund, Inc.
         File No. 811-4603      Thrivent Series Fund, Inc.

Financial  highlights and a discussion  about the  performance  of the World Growth  Portfolio from the  Thrivent  Series  Fund's  most  recent  annual  report  are  included  in this proxy statement and prospectus as Appendix D.

                                      VOTING INFORMATION

This proxy  statement  and  prospectus  is furnished in connection  with the  solicitation  of proxies by the Board of  Directors  of the AAL Series Fund for use at the  Special  Meeting of
each of the AAL  Portfolios  to be held on April 7,  2004,  at 8:30 a.m.  Central  Time at 625
Fourth  Avenue  South,  Minneapolis,  Minnesota,  and at any  adjournments  thereof.  Thrivent
Financial and Thrivent  Life will cast your votes  according to your voting  instructions.  If you sign and date your voting  instruction  form, but do not specify  instructions,  shares of any AAL  Portfolio  to which  the form  relates  will be voted IN FAVOR of the  Reorganization
Agreement  relating to that AAL  Portfolio.  For shares for which no voting  instructions  are received  and for any shares held by  Thrivent  Financial  or by any of  Thrivent  Financial's
subsidiaries  or affiliates  for their own  accounts,  Thrivent  Financial  will cast votes in proportion  to the  shares  with  respect  to  which  they  have  received  instructions  from beneficial owners.

You may vote by mail,  telephone  or the  Internet.  Your vote must be  received by 6:00 a.m.,
Central Time, on April 7, 2004.  Vote by:

o       Internet --  https://vote.proxy-direct.com.  Follow  the  directions  on  the  enclosed voting instruction card.

o       Telephone -- 1-866-235-4258.  Follow the directions on the enclosed voting instruction card.  If this  feature  is used,  you are  giving  authorization  for  another person  to  execute  your  proxy  and  there  is no  need to  mail  the  voting instruction form.

o       Mail -- Date  and sign the  enclosed  voting  instruction  form and  return  it in the enclosed postage-paid envelope.

                                      Quorum and Voting

Shares of the AAL Portfolios are currently sold, without sales charge, to:

o       Separate  accounts of Thrivent  Financial  and Thrivent  Life to fund  benefits  under variable contracts issued by Thrivent Financial and Thrivent Life; and

o       Retirement plans sponsored by Thrivent Financial.

All owners of the variable  contracts  and the Trustees of the  retirement  plans are entitled to  vote  on  the  Reorganizations.  Thrivent  Financial  is  the  investment  adviser  to the
Portfolios  and also provides  certain  administrative  services to the  Portfolios.  Thrivent
Financial and Thrivent  Life will cast your votes  according to your voting  instructions.  If no timely  voting  instructions  are  received,  any shares of a Portfolio  attributable  to a variable  contract  will be voted by Thrivent  Financial or Thrivent Life in proportion to the
instructions  that  are  received  for  all  variable  contracts   participating  in  the  AAL
Portfolio.  Any shares of an AAL Portfolio  held by Thrivent  Financial,  Thrivent Life or any of their  affiliates  for their own account,  will be voted by Thrivent  Financial or Thrivent
Life in proportion  to the voting  instructions  that are received for all variable  contracts
participating  in  the  Portfolio.   If  the  voting  instruction  form  is  returned  but  no
instructions  are given,  the shares of the  Portfolio to which the form relates will be voted
FOR all the proposals.

Each  share of an AAL  Portfolio  is  entitled  to one  vote.  A  variable  contract  owner is entitled to direct  that  number of votes which is equal to the number of full and  fractional shares of the relevant Portfolio underlying the contract owner's variable contract.

You may revoke your voting instructions at any time prior to their use by:

o       giving written notice of revocation to an officer of the AAL Series Fund,
o       returning  to an officer  of the AAL Series  Fund a  properly  executed,  later  dated voting instruction form,
o       voting later by telephone or Internet, or
o       attending the Special Meeting,  requesting  return of any previously  delivered voting instructions and voting in person.

Attendance  and voting at the Special  Meeting will not by itself  constitute a revocation  of voting  instructions.  Signed voting  instructions  received by the Board of Directors in time for voting that are not revoked will be voted in  accordance  with the  instructions  noted on the form.  Unless  instructions  to the  contrary are marked on the voting  instruction  form, the  shares  represented  by the  form  will  be  voted  FOR  all the  proposals.  The  voting instruction  form  grants  discretion  to the  persons  named  thereon to take  action as they determine  appropriate  in connection  with any other matter that may properly come before the
Special  Meeting or any  adjournments.  The Board of Directors  does not currently know of any matter to be  considered  at the  Special  Meeting  other  than the  matters  set forth in the
Notice of Special Meeting of Shareholders.

The  shareholders of each AAL Portfolio will vote separately on its reorganization  into a corresponding  Thrivent  Portfolio.  There  must be a quorum for each  shareholder  meeting to proceed.  This means that  one-third of that AAL  Portfolio's  shares must be  represented  at the  meeting,  either in person  or by proxy.  Abstentions  will be  counted  as  present  for purposes of  determining  a quorum,  but will not be counted as votes cast with respect to the proposal.  Because  Thrivent  Financial and its affiliates are the record owners of a majority of the shares of the AAL  Portfolios  and will be  represented  at the  Special  Meeting,  the presence of a quorum at each meeting is virtually assured.

Approval of each  Reorganization  Agreement  requires the  affirmative  vote of "a majority of the outstanding  voting  securities" of the relevant AAL Portfolio,  as defined under the 1940
Act.  For that  purpose,  a vote of the  holders  of a  "majority  of the  outstanding  voting securities" of the portfolio means the lesser of:

o       The vote of 67% or more of the shares of the AAL Portfolio  represented at the Special
        Meeting  at which  the  holders  of more  than  50% or more of the  outstanding shares of the portfolio are present or represented by proxy, or

o       The  vote of the  holders  of  more  than  50% of the  outstanding  shares  of the AAL
        Portfolio.

The votes of  shareholders  of the Thrivent  Portfolios  are not being  solicited  since their approval is not required to effect the Reorganizations.

                          Outstanding Shares and Voting Requirements

The  Board of  Directors  of the AAL  Series  Fund has  designated  the close of  business  on
February  13,  2004,  as the record  date for the  determination  of  shareholders  of the AAL
Portfolios  entitled  to notice of and to vote at the  Special  Meeting  and any  adjournments thereof.  Each share of an AAL  Portfolio is entitled to one vote and  fractional  shares have proportionate  voting rights.  Only  shareholders of record as of the record date are entitled to vote on the  proposal.  As of the record date,  each of the AAL  Portfolios  had the number of shares issued and outstanding listed below:

Portfolio                               Number of Shares
---------                               ----------------
Technology Stock Portfolio                  6,772,497.89
Small Cap Stock Portfolio                  13,007,013.39
Small Cap Value Portfolio                   1,822,005.69
Small Cap Index Portfolio                  25,136,829.95
Mid Cap Stock Portfolio                     7,722,122.60
Mid Cap Index Portfolio                     7,285,449.95
International Portfolio                    12,302,970.15
Capital Growth Portfolio                   36,256,666.51
Large Company Index Portfolio              37,272,565.39
Real Estate Securities Portfolio            4,936,038.91
Balanced Portfolio                         50,080,204.30
High Yield Bond Portfolio                  12,120,898.45
Bond Index Portfolio                       23,769,295.73
Mortgage Securities Portfolio               3,193,729.04

On the record  date,  the  directors  and  officers  of the AAL Series  Fund as a group  owned beneficially  (meaning  they had the power to vote or direct  the  voting  of) less than 1% of the  outstanding  shares of each AAL  Portfolio.  To the best knowledge of each AAL Portfolio, as of the record date,  no person,  except as described in Appendix H, owned  beneficially  or of record 5% or more of the outstanding shares of an AAL Portfolio.

                                        Other Matters

Management  of the AAL  Portfolios  knows of no other  matters  that may properly be, or which are likely to be, brought  before the Special  Meeting.  However,  if any other business shall properly  come before the Special  Meeting,  the persons  named in the proxy intend to vote in accordance with their best judgment.

                                     Board Recommendation

After  considering  the issues  involved,  the Board of  Directors  of the AAL Series Fund has
unanimously  concluded  that the  proposed  Reorganizations  are in the best  interests of the shareholders  of each of the AAL  Portfolios.  The  Board  recommends  that  you vote FOR each
Reorganization  Agreement  relating to an AAL Portfolio in which you hold shares  through your variable  contract  or  retirement  plan  investment.  Whether or not you expect to attend the
Special  Meeting,  we urge you to  promptly  sign,  fill in and  return  the  enclosed  voting instruction form or vote by toll-free telephone or the Internet.

APPENDIX A
                                            FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this __th day of __________, 2004, by and between the
AAL Variable Product Series Fund, Inc. ("AAL Fund"), a series of separate mutual fund portfolios within a single Maryland
Corporation acting on behalf of the ______________ Portfolio ("Acquired Portfolio") with its principal place of business at 625
Fourth Avenue South, Minneapolis, MN 55415, and the LB Series Fund, Inc. ("LB Fund"), a series of separate mutual fund portfolios within a single Minnesota Corporation acting on behalf of the _______________ Portfolio ("Acquiring Portfolio") with its principal place of business at 625 Fourth Avenue South, Minneapolis, MN 55415.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)
of the United States Internal Revenue Code of 1986, as amended (the "Code"), with the Acquiring Fund and the Acquired Fund each being a "party to a reorganization" within the meaning of Section 368(b) of the Code.  The reorganization (the "Reorganization")
will consist of (a) the transfer of all of the assets of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio
(the "Acquiring Portfolio Shares") and (b) the distribution, after the Closing Date herein referred to, of Acquiring Portfolio
Shares to the shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio and the subsequent dissolution of the Acquired Portfolio, all upon the terms and conditions hereinafter set forth in this Agreement.

           WHEREAS, the Acquiring Portfolio and the Acquired Portfolio are series of registered investment companies of the management type and the Acquired Portfolio owns securities that generally are assets of the character in which the Acquiring
Portfolio is permitted to invest;

           WHEREAS, the Acquiring Portfolio is authorized to issue shares of common stock;

           WHEREAS, the Board of Directors of the Acquired Portfolio has determined that the exchange of all of the assets of the
Acquired Portfolio for Acquiring Portfolio Shares is in the best interests of the Acquired Portfolio and its shareholders and that the shares of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction;

           WHEREAS, the Board of Directors of the Acquiring Portfolio has determined that the exchange of all the assets of the
Acquired Portfolio for Acquiring Portfolio Shares is in the best interests of the Acquiring Portfolio and its shareholders and that the shares of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction;

           NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.         TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO IN EXCHANGE FOR
      ACQUIRING PORTFOLIO SHARES AND LIQUIDATION OF THE ACQUIRED PORTFOLIO

           1.1   The Acquired Portfolio will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Portfolio free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring
Portfolio of only those accrued and unpaid liabilities of the Acquired Portfolio which are reflected in the Statement of Assets and Liabilities, which liabilities (and no others) shall be assigned and transferred to the Acquiring Portfolio by the Acquired
Portfolio (the "Assumed Liabilities") and assumed by the Acquiring Portfolio, and (ii) delivery by the Acquiring Portfolio to the
Acquired Portfolio, for distribution pro rata by the Acquired Portfolio to its shareholders in proportion to their respective ownership of shares of common stock of the Acquired Portfolio, as of the close of business on April ___, 2004 (the "Closing
Date"), of a number of the Acquiring Portfolio Shares having an aggregate net asset value equal to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing"). All computations shall be provided by Thrivent Investment Management Inc. (the
"Pricing Agent") for the Acquiring Portfolio and the Acquired Portfolio.

           1.2   (a) The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all property, including, without limitation, all cash, securities and dividends or interest receivables which are owned by the
                 Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the Closing Date; and

                 (b) The Acquired Portfolio has provided the Acquiring Portfolio with a list of the Acquired Portfolio's assets as of the date of execution of this Agreement. The Acquired Portfolio reserves the right to sell any securities but will not, without the prior approval of the Acquiring Portfolio, acquire any additional securities other than securities of the type in which the Acquiring Portfolio is permitted to invest. The Acquiring Portfolio will, within a reasonable time prior to the Closing Date, furnish the Acquired Portfolio with a statement of the
                 Acquiring Portfolio's investment objectives, policies and restrictions and a list of the securities, if any, on the Acquired Portfolio's list referred to in the first sentence of this paragraph which do not conform to the
                 Acquiring Portfolio's investment objectives, policies and restrictions. In the event that the Acquired Portfolio holds any investments which the Acquiring Portfolio may not hold, the Acquired Portfolio will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired
                 Portfolio and the Acquiring Portfolio, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Portfolio with respect to such investments, the Acquired Portfolio, if requested by the Acquiring Portfolio, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

           1.3   The Acquired Portfolio will endeavor to discharge all the Acquired Portfolio's known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume only the Assumed Liabilities, and shall not assume any other debts, liabilities or obligations of the Acquired Portfolio.

           1.4 The Acquiring Portfolio shall assume the right to assert all legal claims against third parties as would have been available to the Acquired Portfolio as of the Valuation Date (as defined in Section 2.1).

           1.5   As provided in paragraph 3.3, either on or as soon after the Closing Date as is conveniently practicable (the
"Liquidation Date"), the Acquired Portfolio will liquidate by distributing pro rata to the Acquired Portfolio's shareholders of record determined as of the close of business on the Closing Date (the "Acquired Portfolio Shareholders"), the Acquiring Portfolio
Shares it receives pursuant to paragraph 1.1.  Such liquidation and distribution will be accomplished by the transfer of the
Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the name of the Acquired Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. All issued and outstanding shares of the
Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio.

           1.6   The Acquired Portfolio shareholders holding physical certificates representing their ownership of shares of beneficial interest of the Acquired Portfolio shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Portfolio may require (collectively, an
"Affidavit"), to Thrivent Financial for Lutherans prior to the Closing Date. Any Acquired Portfolio share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Portfolio and shall evidence ownership of Acquiring Portfolio Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Portfolio subsequent to the Liquidation Date with respect to Acquiring Portfolio Shares shall be paid to the holder of such certificate(s), but the Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares unless the Acquired Fund share certificates are first surrendered to the Acquiring Fund or an Affidavit relating thereto shall be delivered.

           1.7   Any transfer taxes payable upon issuance of the Acquiring Portfolio Shares in a name other than the registered holder of the Acquired Portfolio Shares on the books of the Acquired Portfolio as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Portfolio Shares are to be issued and transferred.

           1.8   Any reporting responsibility of the Acquired Portfolio is and shall remain the responsibility of the Acquired
Portfolio up to and including the Closing Date and such later date on which the Acquired Portfolio is terminated.

           1.9   The Acquired Portfolio shall, following the Closing Date and the making of all distributions pursuant to paragraph
1.4, be dissolved under the laws of the State of Maryland and in accordance with its governing documents.

2.   VALUATION

           2.1   The net asset values of the Acquiring Portfolio Shares and the net values of the assets and liabilities of the
Acquired Portfolio to be transferred shall, in each case, be determined as of the close of business (4:00 p.m. Eastern time) on the Closing Date. The net asset values of the Acquiring Portfolio Shares shall be computed by the Pricing Agent in the manner set forth in the Acquiring Portfolio's Articles of Incorporation as amended and restated (the "Articles"), or By-Laws and the
Acquiring Portfolio's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than two decimal places. The net values of the assets of the Acquired Portfolio to be transferred shall be computed by the
Pricing Agent by calculating the value of the assets transferred by the Acquired Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Portfolio on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Portfolio's then current prospectus and statement of additional information and shall be computed in each case to not fewer than two decimal places.

           2.2   The number of Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the
Acquired Portfolio's assets shall be determined by dividing the value of the Acquired Portfolio's assets less the liabilities assumed by the Acquiring Portfolio, by the Acquiring Portfolio's net asset value per share, all as determined in accordance with
Paragraph 2.1 hereof.

           2.3   All computations of value shall be made by the Pricing Agent, in accordance with its regular practice as pricing agent for the Acquired Portfolio and the Acquiring Portfolio, respectively.

3.   CLOSING

           3.1   The Closing Date shall be April ___, 2004, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. (Central time) at the offices of Thrivent Financial for Lutherans,
625 Fourth Avenue South, Minneapolis, Minnesota, or at such other time and/or place as the parties may agree.

           3.2   In the event that on the Valuation Date (a) the New York Stock Exchange ("NYSE") or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

           3.3   Portfolio securities that are not held in book-entry form in the name of State Street Bank (the "Custodian") as record holder for the Acquired Portfolio shall be presented by the Acquired Portfolio to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Portfolio to the Custodian for the account of the Acquiring Portfolio on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.
Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Portfolio shall be delivered to the Acquiring Portfolio by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Portfolio's account maintained with the
Custodian with immediately available funds.

           3.4   The Acquired Portfolio shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Portfolio shareholders and the number of outstanding shares of beneficial interest of the Acquired Portfolio owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List").
The Acquiring Portfolio shall issue and deliver to the Acquired Portfolio a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio
Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES

           4.1   The AAL Fund and Acquired Portfolio represent and warrant to the LB Fund and Acquiring Portfolio as follows:

                 (a)   The Acquired Portfolio is a series of the AAL Fund, a corporation which is duly organized, validly existing and in good standing under the laws of the State of Maryland.  The AAL Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange
                 Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the
                 "1940 Act"), is in full force and effect;

                 (b)   The AAL Fund, on behalf of the Acquired Portfolio, has the power and all necessary federal, state and local qualifications and authorizations to own all its assets, to carry on its business as now being conducted, to enter into and carry out this Agreement, and to consummate the transactions contemplated herein;

                 (c)   The execution, delivery and performance of this Agreement will not result in a material violation of the
                 Articles of Incorporation or Bylaws of the AAL Fund or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Portfolio is a party or by which the AAL Fund or the Acquired
                 Portfolio is a party or by which it is bound;

                 (d)   Except as disclosed in writing to the N-14 Registration Statement ("Registration Statement") the Acquired
                 Portfolio has no material contracts or other commitments (other than this Agreement) which will be terminated with liability to the Acquired Portfolio prior to the Closing Date;

                 (e)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Acquired Portfolio's knowledge threatened against the Acquired Portfolio or any of the Acquired Portfolio's properties or assets (other than that previously disclosed to the other party to the
                 Agreement) which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Portfolio knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Portfolio's business or the ability of the Acquired Portfolio to consummate the transactions herein contemplated;

                 (f)   The Statements of Assets and Liabilities of the Acquired Portfolio for each of the fiscal years in the five year period ended December 31, 2003, have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) fairly reflect the financial condition of the Acquired
                 Portfolio as of such dates, and there are no known contingent liabilities of the Acquired Portfolio as of such dates not disclosed therein;

                 (g)   The Acquired Portfolio will file its final federal and other tax returns for the period ending on the
                 Closing Date in accordance with the Code. At the Closing Date, all federal and other tax returns and reports of the Acquired Portfolio required by law then to have been filed prior to the Closing Date shall have been filed, and all federal and other taxes shown as due on such returns shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

                 (h)   For the most recent taxable year of its operation and for the taxable year that will end on the Closing
                 Date the Acquired Portfolio will have met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company;

                 (i)   All issued and outstanding shares of beneficial interest of the Acquired Portfolio are, and at the Closing
                 Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the AAL Fund. All of the issued and outstanding shares of beneficial interest of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Portfolio pursuant to Paragraph 3.4 hereof. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

                 (j)   At the Closing Date, the Acquired Portfolio will have good and marketable title to its assets to be transferred to the Acquiring Portfolio pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring
                 Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933
                 Act"), other than as disclosed to the Acquiring Portfolio;

                 (k)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Portfolio's Board of Directors, and subject to the approval of the Acquired
                 Portfolio's shareholders, this Agreement, assuming due authorization, execution and delivery by the Acquiring
                 Portfolio, will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                 (l)   The information to be furnished by the Acquired Portfolio for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

                 (m)   The proxy statement of the Acquired Portfolio (the "Proxy Statement") to be included in the Registration
                 Statement referred to in paragraph 5.7 (other than information therein that relates to the Acquiring Portfolio)
                 will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not misleading;

                 (n)   Since December 31, 2003, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business (including declines in the net asset value of the Acquired Portfolio and/or its shares of common stock), or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to the Acquiring Portfolio;

                 (o)   The Acquired Portfolio has qualified as a regulated investment company for each taxable year of its operation and the Acquired Portfolio will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

                 (p)   All of the issued and outstanding shares of beneficial interest of the Acquired Portfolio have been offered for sale and sold in conformity with all applicable federal and state securities laws;

                 (q)   The prospectus of the Acquired Portfolio, dated ______________ (the "Acquired Portfolio Prospectus"), furnished to the Acquiring Portfolio, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

                 (r)   The Acquired Portfolio Tax Representation Certificate to be delivered by the Acquired Portfolio to the
                 Acquiring Portfolio at Closing pursuant to Section 7.5 (the "Acquired Portfolio Tax Representation Certificate")
                 will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading; and

                 (s)   The books and records of the Acquired Portfolio made available to the Acquiring Portfolio and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Portfolio.

           4.2   The LB Fund and Acquiring Portfolio represent and warrant to the AAL Fund and Acquired Portfolio as follows:

                 (a)   The Acquiring Portfolio is a series of the LB Fund, a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota.  The LB Fund is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                 (b)   The LB Fund, on behalf of the Acquiring Fund has the power and all necessary federal, state and local qualifications and authorizations to own all its assets, to carry on its business as now being conducted, to enter into and carry out this Agreement, and to consummate the transactions contemplated herein;

                 (c)   The prospectus (the "Acquiring Portfolio Prospectus") and statement of additional information of the
                 Acquiring Portfolio, each dated ______________, and any amendments or supplements thereto on or prior to the
                 Closing Date, and the Registration Statement on Form N-14 filed in connection with this Agreement (other than written information furnished by the Acquired Portfolio for inclusion therein, as covered by the Acquired
                 Portfolio's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder.  The
                 Acquiring Portfolio Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (d)   At the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring
                 Portfolio's assets;

                 (e)   The execution, delivery and performance of this Agreement will not result, in a material violation of the
                 Articles of Incorporation or Bylaws of the LB Fund or of any agreement, indenture, instrument, contract, lease or other undertaking to which the LB Fund or the Acquiring Portfolio is a party or by which it is bound;

                 (f)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Portfolio or any of the Acquiring Portfolio's properties or assets. The Acquiring Portfolio knows of no facts which might form the basis for the institution of such proceedings and the Acquiring Portfolio is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Portfolio's business or ability to consummate the transactions contemplated herein;

                 (g)   The Statement of Assets and Liabilities of the Acquiring Portfolio for the fiscal year ended December 31,
                 2003, have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) fairly reflect the financial condition of the Acquiring Portfolio as of such dates, and there are no known contingent liabilities of the Acquiring Portfolio as of such dates not disclosed therein;

                 (h)   Since December 31, 2003, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence of the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Portfolio;

                 (i)   The Acquiring Portfolio has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Portfolio will qualify as such as of the Closing Date;

                 (j)   At the Closing Date, all federal and other tax returns and reports of the Acquiring Portfolio required by law then to have been filed by such date shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

                 (k)   For the most recent fiscal year of its operation, the Acquiring Portfolio has met the requirements of
                 Subchapter M of the Code for qualification and treatment as a regulated investment company and the Acquiring
                 Portfolio intends to do so in the future;

                 (l)   At the date hereof, all issued and outstanding shares of the Acquiring Portfolio are, and at the Closing
                 Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the
                 Acquiring Portfolio, nor is there outstanding any security convertible into shares of the Acquiring Portfolio;

                 (m)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action, if any, on the part of the Acquiring Portfolio's Board of Directors, and this Agreement, assuming due authorization, execution and delivery by the Acquired Portfolio, constitutes a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                 (n)   The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the accounts of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof;

                 (o)   The information to be furnished by the Acquiring Portfolio for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

                 (p)   The Proxy Statement to be included in the Registration Statement (only insofar as it relates to the
                 Acquiring Portfolio) will, on the effective date of the Registration Statement and on the Closing Date, not
                 contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

                 (q)   The Acquiring Portfolio agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue the Acquiring Portfolio's operations after the Closing Date;

                 (r)   The Acquiring Portfolio Tax Representation Certificate to be delivered by the Acquiring Portfolio to the
                 Acquired Portfolio at Closing pursuant to Section 6.3 (the "Acquiring Portfolio Tax Representation Certificate")
                 will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading; and

                 (s)   All of the issued and outstanding shares of beneficial interest of the Acquired Portfolio have been offered for sale and sold in conformity with all applicable federal and state securities laws.

5.         COVENANTS OF THE ACQUIRED PORTFOLIO AND THE ACQUIRING PORTFOLIO

           5.l   The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable, in each case payable either in cash or in additional shares.

           5.2   As soon as practicable after the effective date of the Registration Statement, the  Acquired Portfolio shall hold a shareholder meeting to consider and approve this Agreement and such other matters as the Board of Directors of the AAL Fund may determine.  Such approval by the shareholders of the Acquired Portfolio shall, to the extent necessary to permit the consummation of the transactions contemplated herein without violating any investment objective, policy or restriction of the Acquired fund, be deemed to constitute approval by the shareholders of a temporary amendment of any investment objective, policy or restriction that would otherwise be inconsistent with or violate upon the consummation of such transactions solely for the purpose of consummating such transactions.

           5.3   The Acquired Portfolio covenants that the Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

           5.4.   The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring
Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio's shares.

           5.5   Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio each will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

           5.6   The Acquired Portfolio shall furnish to the Acquiring Portfolio on the Closing Date the Statement of Assets and
Liabilities of the Acquired Portfolio as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Portfolio's Treasurer or Assistant
Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Portfolio shall furnish to the Acquiring Portfolio, in such form as is reasonably satisfactory to the LB Fund, a statement of the earnings and profits of the Acquired Portfolio for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Portfolio as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Portfolio.

           5.7   The LB Fund shall promptly prepare and file the Registration Statement with the SEC, and the LB Fund and the AAL
Fund shall each make any other required or appropriate filings with respect to the actions contemplated hereby.

           5.8   The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement, referred to in paragraph 4.1(m), all to be included in a Registration Statement, in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934
Act") and the 1940 Act in connection with the meeting of the Acquired Portfolio's shareholders to consider approval of this
Agreement and the transactions contemplated herein.

           5.9   Neither the Acquired Portfolio nor the Acquiring Portfolio shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Portfolio, the Acquired Portfolio Tax Representation Certificate, and
with respect to the Acquiring Portfolio, the Acquiring Portfolio Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

           5.10   The Acquired Portfolio will pay or cause to be paid to the Acquiring Portfolio any interest or proceeds it receives on or after the Closing Date with respect to its assets.

           5.11   The Acquiring Portfolio agrees, as soon as practicable after the Valuation Date, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Portfolio in connection with the distribution of shares by the
Acquired Portfolio to such shareholders in accordance with Paragraph 1.5.

           5.12   Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

6.         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

           The obligations of the Acquired Portfolio to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Portfolio of all of the obligations to be performed by it hereunder on or before the
Closing Date and, in addition thereto, the following further conditions:

           6.1   All representations and warranties of the Acquiring Portfolio contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

           6.2   The Acquiring Portfolio shall have delivered to the Acquired Portfolio a certificate executed in its name by its
Chairman of the Board, President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring
Portfolio made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement.

           6.3   The Acquiring Portfolio shall have delivered to the Acquired Portfolio an Acquiring Portfolio Tax Representation
Certificate substantially in the form attached to this Agreement as Annex A concerning certain tax-related matters with respect to the Acquiring Portfolio.

7.         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

           The obligations of the Acquiring Portfolio to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Portfolio of all the obligations to be performed by it hereunder on or before the
Closing Date and, in addition thereto, the following conditions:

           7.1   All representations and warranties of the Acquired Portfolio contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this
Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

           7.2   The Acquired Portfolio shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio's assets and liabilities, together with a list of the Acquired Portfolio's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant
Treasurer of the Acquired Portfolio.

           7.3   The Acquired Portfolio shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its Chairman of the Board, President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Portfolio made in this Agreement are true and correct in all material respects at and as of the Closing
Date, except as they may be affected by the transactions contemplated by this Agreement.

           7.4   At or prior to the Closing Date, the Acquired Portfolio's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Portfolio required by any applicable contractual expense limitation.

           7.5   The Acquired Portfolio shall have delivered to the Acquiring Portfolio an Acquired Portfolio Tax Representation
Certificate substantially in the form attached to this Agreement as Annex B concerning certain tax-related matters with respect to the Acquired Portfolio.

8.         FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO AND THE ACQUIRING PORTFOLIO

           The obligations hereunder of the LB Fund on behalf of the Acquired Portfolio and the AAL Fund on behalf of the Acquiring
Portfolio are each subject to the further conditions that on or before the Closing Date.

           8.1   This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Articles of Incorporation and
Bylaws of the AAL Fund and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring
Portfolio. Notwithstanding anything herein to the contrary, neither the Acquiring Portfolio nor the Acquired Portfolio may waive the conditions set forth in this Paragraph 8.1.

           8.2   On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

           8.3   All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) (and including the filing of Articles of Transfer with the
Minnesota State Department of Assessments and Taxation) deemed necessary by the Acquiring Portfolio or the Acquired Portfolio to
permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions.

           8.4   The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940
Act.

           8.5   The Acquired Portfolio shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in
Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the
Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii)
its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

           8.6   The parties shall have received a favorable opinion of Quarles & Brady LLP, addressed to the Acquiring Portfolio and the Acquired Portfolio and satisfactory to Brett L. Agnew and John C. Bjork, as Secretary of the AAL Fund and LB Fund,
respectively, substantially to the effect that for federal income tax purposes:

                 (a)   The transfer of all of the Acquired Portfolio's assets in exchange for Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the Assumed Liabilities of the Acquired Portfolio will constitute a
                 "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Portfolio and the Acquired
                 Portfolio are each a "party to a reorganization" within the meaning of Section 368(b) of the Code;

                 (b)   No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the
                 Acquired Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of all of the outstanding liabilities of the Acquired Portfolio;

                 (c)   No gain or loss will be recognized by the Acquired Portfolio upon the transfer of the Acquired Portfolio's assets to the Acquiring Portfolio in exchange for Acquiring Portfolio Shares and the assumption by the Acquiring
                 Portfolio of all of the outstanding liabilities of the Acquired Portfolio or upon the distribution (whether actual or constructive) of Acquiring Portfolio Shares to Acquired Portfolio's shareholders;

                 (d)   No gain or loss will be recognized by shareholders of the Acquired Portfolio upon the exchange of their
                 Acquired Portfolio shares for the Acquiring Portfolio Shares;

                 (e)   The aggregate tax basis for the Acquiring Portfolio Shares received by each of the Acquired Portfolio's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Portfolio shares held by such shareholder immediately prior to the Reorganization, and the holding period of Acquiring
                 Portfolio Shares to be received by each Acquired Portfolio shareholder will include the period during which the
                 Acquired Portfolio shares exchanged therefor were held by such shareholder (provided that such Acquired Portfolio shares were held as capital assets on the date of the Reorganization); and

                 (f)   The tax basis to the Acquiring Portfolio of the Acquired Portfolio's assets acquired by the Acquiring
                 Portfolio will be the same as the tax basis of such assets to the Acquired Portfolio immediately prior to the
                 Reorganization, and the holding period of the assets of the Acquired Portfolio in the hands of the Acquiring
                 Portfolio will include the period during which those assets were held by the Acquired Portfolio.

           Notwithstanding anything herein to the contrary, neither the Acquiring Portfolio nor the Acquired Portfolio may waive the conditions set forth in this paragraph 8.6.

9.   BROKERAGE FEES AND EXPENSES

           9.1   The Acquiring Portfolio represents and warrants to the Acquired Portfolio, and the Acquired Portfolio represents and warrants to the Acquiring Portfolio, that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2        (a)   Except as may be otherwise provided herein, the Acquired Portfolio shall be liable for the expenses (Thrivent
           Financial for Lutherans and/or one or more of its affiliates has agreed to assume said expenses by separate agreement) incurred in connection with entering into and carrying out the provisions of this Agreement, including the expenses of:

                         (i)   counsel and independent accountants associated with the Reorganization;

                         (ii)   printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Portfolio referred to in paragraph 5.2 hereof,

                         (iii)   any special pricing fees associated with the valuation of the Acquired Portfolio's or the
                         Acquiring Portfolio's portfolio on the Closing Date;

                         (iv)   expenses associated with preparing this Agreement and preparing and filing the Registration
                         Statement under the 1933 Act covering the Acquiring Portfolio Shares to be issued in the Reorganization;
                         and

                         (v)   registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Portfolio Shares to be issued in connection with the Reorganization. The Acquiring Portfolio and the Acquired Portfolio shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

                 (b)   Consistent with the provisions of paragraph 1.1, the Acquired Portfolio, prior to the Closing, shall pay for or include in the Statement of Assets and Liabilities prepared pursuant to paragraph 4.1(f) all of its known and reasonably estimated expenses associated with the transactions contemplated by this Agreement.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

           10.1   The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.   TERMINATION

           11.1   This Agreement may be terminated by the mutual agreement of the AAL Fund on behalf of the Acquiring Portfolio and the LB Fund on behalf of the Acquired Portfolio. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

                 (a)   because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

                 (b)   by resolution of the AAL Fund's Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Portfolio's shareholders; or

                 (c)   by resolution of the LB Fund's Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Portfolio's shareholders.

           11.2   In the event of any such termination, there shall be no liability for damages on the part of either the Acquired
Portfolio or the Acquiring Portfolio or the respective Directors or officers of the AAL Fund or the LB Fund to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.

12. AMENDMENTS; WAIVERS

           12.1   This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Portfolio and the Acquiring Portfolio; provided, however, that following the meeting of the Acquired Portfolio shareholders called by the Acquired Portfolio pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Portfolio Shares to be issued to the Acquired Portfolio's shareholders under this Agreement to the detriment of such shareholders without their further approval.

           12.2   At any time prior to the Closing Date either party hereto may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions (other than those contained in any of paragraph 8.1, paragraph 8.4 or paragraph 8.6 of this Agreement) made for its benefit contained herein.

13.    NOTICES

           Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by hand delivery, fax, or certified mail addressed to the AAL Variable Product Series Fund, Inc., 625 Fourth
Avenue South, Minneapolis, Minnesota 55415, Attention: Brett Agnew; or to LB Series Fund, Inc., 625 Fourth Avenue South,
Minneapolis, MN 55415, Attention: John C. Bjork.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

           14.l   The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

           14.2   This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

           14.3   This Agreement shall be governed by and construed in accordance with the laws of the State of Minnesota.

           14.4   This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

           IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman of the Board,
President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:

_______________________________                     _______________________________

Attest:

_______________________________                     _______________________________

APPENDIX B

LB Series Fund, Inc.

Prospectus

April 30, 2003

World Growth Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                PAGE

            World Growth Portfolio.............................

            Fees and Expenses of the Portfolio.................

            Management.........................................
                Investment Adviser.............................
                Investment Subadvisers.........................
                Advisory Fees..................................
                Personal Securities Investments................

            The Separate Accounts And The Retirement Plans.....

            Pricing of Fund Shares.............................

            Tax Matters........................................

            Other Securities And Investment Practices..........

            Financial Highlights...............................

World Growth Portfolio

Investment Objective

The investment objective of the World Growth Portfolio is to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of established, non-U.S. companies.

Principal Strategies

The World Growth Portfolio seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Portfolio's net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks.

Stock selection reflects a growth style. While stocks may be purchased without regard to a company's market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized, companies. In determining the appropriate distribution of investments among various countries and geographic regions, T. Rowe Price International, Inc. ("Price International"), the Portfolio's subadviser, employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making. Country allocation is driven largely by stock selection, though the sub-adviser may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

  Leading market position
  Attractive business niche
  Strong franchise or natural monopoly
  Technological leadership or proprietary advantages
  Seasoned management
  Earnings growth and cash flow sufficient to support growing dividends
  Healthy balance sheet with relatively low debt

In pursuing the Portfolio's investment objective, Price International has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when Price International believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While the World Growth Portfolio invests primarily in common stocks, to a lesser extent it may also purchase other instruments and securities, including foreign currency and foreign currency exchange contracts, futures and options, in keeping with the Portfolio's objective.

The World Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The World Growth Portfolio's principal risks are the general risks of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

Stocks of non-U.S. companies in which the World Growth Portfolio invests generally carry more risk than stocks of U.S. companies. One of the most important is currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the World Growth Portfolio's holdings can be significant, unpredictable, and long-lasting, depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged.

The economies and financial markets of certain regions - such as Latin America, Asia, Europe and the Mediterranean region - can be highly interdependent and may decline all at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. The World Growth Portfolio's investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair the World Growth Portfolio's ability to repatriate capital or income. These risks are usually greater in emerging markets. To the extent the Portfolio invests in emerging markets, it is subject to the abrupt and severe price declines these holdings can experience.

The economic and political structure of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. The Portfolio's performance will likely be negatively affected by its exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the Portfolio's share price to decline.

To the extent the Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

For these and other reasons, the World Growth Portfolio may underperform other stock funds (such as U.S. stock funds) when international stocks are out of favor.

The success of the Portfolio's investment strategy depends significantly on Price International's skill in assessing the potential of the securities in which the Portfolio invests. Shares of the World Growth Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The World Growth Portfolio cannot be certain that it will achieve its objective.

Defining Terms

Fundamental investment analysis

Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Volatility and Performance

The bar chart and table shown below provide an indication of the risks of investing in the World Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period, a five-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio may be purchased only through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The World Growth Portfolio commenced operations on January 18, 1996.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

1997    1998    1999    2000      2001     2002
-----  ------  ------  -------  -------  -------
2.81%  16.75%  34.13%  -16.12%  -21.03%  -17.43%

Best Quarter:   Q4 '99  +24.47%
Worst Quarter:  Q3 '02  -21.52%

            AVERAGE ANNUAL TOTAL RETURNS
         (Periods ending December 31, 2002)

                                             Since
                                           Inception
                       1 Year    5 Years   (1/18/96)
World Growth Portfolio -17.43%   -3.05%     -0.41%
----------------------------------------------------
MSCI EAFE Index        -15.94%   -2.89%      2.06%
----------------------------------------------------

The MSCI EAFE Index is an unmanaged market capitalization-weighted equity Index composed of a sample of companies representative of the market structure in 20 countries. Constituent stocks are selected on the basis of industry representation, liquidity and sufficient float.

Fees and Expenses of the Portfolio

Like any investor, you pay certain fees and expenses related to your investments. Annual Portfolio and operating expenses are paid from Portfolio assets so they directly impact the share price. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Note that the expenses shown in the tables are only at the Portfolio level. If you own a variable annuity or variable life contract, you will incur additional expenses at the variable account level such as a mortality and expense risk charge. Please refer to the appropriate variable account prospectus for more information on fees and expenses associated with variable products.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases  N/A
-----------------------------------------------------
Maximum Deferred Sales Charge (Load)              N/A
-----------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends                                         N/A
-----------------------------------------------------
Redemption Fee                                    N/A
-----------------------------------------------------
Exchange Fee                                      N/A
-----------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees                                 0.85%
-----------------------------------------------------
Other Expenses                                  0.10%
-----------------------------------------------------
Total Portfolio Annual Expenses                 0.95%
-----------------------------------------------------

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1        3        5       10
                         Year    Years    Years    Years
---------------------------------------------------------
World Growth Portfolio    $97    $303     $525     $1,166
---------------------------------------------------------

Management

INVESTMENT ADVISER

Thrivent Financial for Lutherans ("Thrivent Financial"), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Portfolios of LB Series Fund, Inc ("the Fund"). Thrivent Financial and its affiliates have been in the investment advisory business since 1986 and managed approximately $57.2 billion in assets as of December 31, 2002, including approximately $10.7 billion in mutual fund assets.

For the World Growth Portfolio, Thrivent Financial establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Directors of the Fund, one or more subadvisers to manage the investments of the Portfolio. It also allocates assets to the subadviser, monitors the performance, security holdings and investment strategies of the subadviser and, when appropriate, researches any potential new subadviser for the Portfolio. Thrivent Financial has ultimate responsibility to oversee the subadviser and recommend their hiring, termination and replacement.

Thrivent Financial and the Fund have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits Thrivent Financial and the Fund, with the approval of the Fund's Board of Directors, to retain a subadviser for the Portfolio, or subsequently change the subadviser, without submitting the investment subadvisory agreement, or material amendments to the agreement, to a vote of the shareholders of the Portfolio. Thrivent Financial will notify variable contract owners in the event that it adds a subadviser or changes the identity of the subadviser of the Portfolio.

INVESTMENT SUBADVISER

Thrivent Financial has engaged Price International, 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for the World Growth Portfolio. Price International is one of the world's largest international mutual fund asset managers with the U.S. equivalent of about $18.0 billion under management as of December 31, 2002 in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong, and Buenos Aires. Price International has an investment advisory group that has day-to-day responsibility for managing the Portfolio and developing and executing the Portfolio's investment program.

ADVISORY FEES

Thrivent Financial receives an investment management fee for the World Growth Portfolio. The fee is a daily charge equal to the annual rate of a percentage of average daily net assets of the Portfolio. The advisory fee paid by the World Growth Portfolio for 2002 as an annualized percentage of average net assets was .85%.

PERSONAL SECURITIES INVESTMENTS

Personnel of Thrivent Financial and Price International may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under their respective codes of ethics.

The Separate Accounts And The Retirement Plans

Shares in the Fund are currently sold, without sales charges, only to:

  Separate accounts of Thrivent Financial and Thrivent Life Insurance Company ("Thrivent Life"), which are used to fund benefits of variable life insurance and variable annuity contracts (each a "variable contract") issued by Thrivent Financial and Thrivent Life; and

  Retirement plans sponsored by Thrivent Financial.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the Portfolios of the Fund. Participants in the retirement plans should consult retirement plan documents for information on how to invest.

As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable contract owners and the interest of plan participants with respect to their investments in the Fund. The Fund's Board of Directors will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.

Pricing of Fund Shares

The Portfolio determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for business, or any other day as required under the rules of the Securities and Exchange Commission. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The calculation normally is made as of the close of regular trading of the NYSE (currently 4:00 p.m. Eastern time) after the Portfolio has declared any applicable dividends. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the value of the Portfolio's investment in foreign securities changes on days when you are not able to purchase or redeem shares.

The World Growth Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio's liabilities, and dividing the result by the number of outstanding shares. The NAV for the Portfolio varies with the value of its investments. The Portfolio values its securities using market quotations, other than short-term debt securities maturing in less than 60 days, which are valued using amortized costs, and securities for which market quotations are not readily available, which are valued at fair value.

The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans. The separate accounts and the retirement plans each place an order to buy or sell shares of the Portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans. Orders placed before the close of the NYSE on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.

Tax Matters

Since you do not own shares of the Fund directly, any transaction relating to either your variable contract or retirement plan results in tax consequences at that level. Please refer to the tax discussion the in applicable account prospectus or your retirement plan documents for more information.

Under existing tax law, dividends or capital gains distributions from the Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

Other Securities And Investment Practices

The principal investment strategies and risk factors of the Portfolio are outlined beginning on page B-3. The Portfolio may also invest in other securities and engage in other practices. Below are brief discussions of some of these securities, other practices in which the Portfolio may engage, and their associated risks.

Repurchase Agreements. The Portfolio may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

When-Issued Securities. The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Zero Coupons. The Portfolio may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio that has purchased the security and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Portfolio to liquidate securities at a disadvantageous time.

Industry Exposure. The Portfolio may invest up to (but not more than) 25% of its assets in the securities of a single industry. To the extent that the Portfolio invests in a particular industry, it will be exposed to the unique risks associated with that industry. As of the date of this Prospectus, the Portfolio did not hold securities of any company primarily engaged in the alcohol, gaming, or tobacco industries. The Portfolio is not prohibited from investing in these industries, however, and may hold such securities from time to time in the future.

Foreign Securities. The Portfolio may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. The Portfolio may use foreign currencies and related instruments to hedge its foreign investments.

Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure. The Portfolio may have some international exposure in its investments. Many U.S. companies in which the Portfolio may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Portfolio shares.

Emerging Markets Exposure. The Portfolio may have some emerging markets exposure. Emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Restricted And Illiquid Securities. The Portfolio may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the Portfolio's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.

Securities Lending. The Portfolio may seek additional income by lending securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Portfolio could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.

Derivatives. The Portfolio may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. The Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The Portfolio may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Portfolio's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Portfolio. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-Yield Bonds. The Portfolio may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that the Portfolio invests in high-yield bonds, it takes on certain risks:

  The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.

  Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Bonds. The value of any bonds held by the Portfolio is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Portfolio.

Short-Term Trading. The investment strategy for the Portfolio at times may include short-term trading. While the Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase the Portfolio's transaction costs.

Initial Public Offering. The Portfolio may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Portfolio's size is smaller, any gains from IPOs will have an exaggerated impact on the Portfolio's reported performance than when the Portfolio is larger. Attractive IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities. There can be no assurance that a Portfolio will have favorable IPO investment opportunities.

Securities Ratings. When fixed-income securities are rated by one or more independent rating agencies, the Portfolio uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Portfolio's adviser. High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, the Portfolio may choose to follow the higher rating. If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive Investing. In response to market, economic, political, or other conditions, the Portfolio may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Portfolio does this, different factors could affect the Portfolio's performance and it may not achieve its investment objective.

Financial Highlights

The financial highlights table for the Portfolio is intended to help you understand the Portfolio's financial performance for the past five years or, if shorter, the period of the Portfolio's operations. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). All per share amounts have been rounded to the nearest cent. The returns do not reflect any charges that would normally occur at the separate account level. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolio's financial statements, are included in the Annual Report for the fiscal year ended December 31, 2002, which is available upon request.

                                                                   World Growth Portfolio
---------------------------------------------------------------------------------------------------------
                                                      Year       Year       Year       Year       Year
                                                     Ended      Ended      Ended      Ended      Ended
For a share outstanding throughout each period (a) 12/31/2002 12/31/2001 12/31/2000 12/31/1999 12/31/1998
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $10.02     $13.83     $16.93    $12.67     $11.12

Income from Investment Operations:
Net investment income/(loss)                            0.10       0.07       0.06      0.11       0.12
Net realized and unrealized gain/(loss) on
 investments (b)                                       (1.85)     (2.81)     (2.73)     4.21       1.74
Total from Investment Operations                       (1.75)     (2.74)     (2.67)     4.32       1.86

Less Distributions from:
Net investment income                                  (0.04)     (0.05)         -     (0.06)     (0.21)
Net realized gains on investments                          -      (1.02)     (0.43)        -      (0.10)
Total Distributions                                    (0.04)     (1.07)     (0.43)    (0.06)     (0.31)
Net Asset Value, End of period                         $8.23     $10.02     $13.83    $16.93     $12.67

Total return (c)                                    (17.43)%   (21.03)%   (16.12)%    34.13%     16.75%
Net assets, end of period (in millions)               $323.3     $440.0     $561.3    $550.1     $369.7
Ratio of expenses to average net assets (d)            0.85%      0.85%      0.85%     0.85%      0.85%
Ratio of net investment income/(loss) to average
 net assets (d)                                        1.08%      0.68%      0.44%     0.89%      1.04%
Portfolio turnover rate                                  20%        30%        38%       23%        19%

If the adviser had not reimbursed expenses and the Portfolio had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d,e)          0.95%
Ratio of net investment income/(loss) to average
 net assets (d,e)                                      0.98%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Prior period ratios not calculated due to a contractual arrangement between the Portfolios and the Advisor to reimburse all expenses in excess of Advisory fees.

The Statement of Additional Information which is incorporated by reference into this Prospectus contains additional information about the Fund and its Portfolios. Additional information about the Portfolios' investments is available in the Fund's annual and semi-annual reports for variable products. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Portfolios during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836. You also may review and copy information about the Portfolios (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-942-8090. You also may get information about the Portfolios on the EDGAR database at the SEC web site (www.sec.gov) and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an e-mail to: publicinfo@sec.gov.

1940 Act File No. 811-4603

APPENDIX C

                                       LB Series Fund, Inc.

                                            Prospectus

                                         February 1, 2004

                                As Supplemented February 12, 2004

                                  Thrivent Technology Portfolio
                            Thrivent Partner Small Cap Value Portfolio
                                Thrivent Small Cap Stock Portfolio
                                Thrivent Small Cap Index Portfolio
                                 Thrivent Mid Cap Stock Portfolio
                                 Thrivent Mid Cap Index Portfolio
                                Thrivent Large Cap Stock Portfolio
                                Thrivent Large Cap Index Portfolio
                            Thrivent Real Estate Securities Portfolio
                                   Thrivent Balanced Portfolio
                              Thrivent Partner High Yield Portfolio
                                  Thrivent Bond Index Portfolio
                              Thrivent Mortgage Securities Portfolio

The  Securities  and Exchange  Commission  has not approved or  disapproved  these  securities  or determined if this  prospectus is truthful or complete.  Any  representation  to the contrary is a criminal offense.

                                                                                       Page

        Thrivent Technology Portfolio
        Thrivent Partner Small Cap Value Portfolio
        Thrivent Small Cap Stock Portfolio
        Thrivent Small Cap Index Portfolio
        Thrivent Mid Cap Stock Portfolio
        Thrivent Mid Cap Index Portfolio
        Thrivent Large Cap Stock Portfolio
        Thrivent Large Cap Index Portfolio
        Thrivent Real Estate Securities Portfolio
        Thrivent Balanced Portfolio
        Thrivent Partner High Yield Portfolio
        Thrivent Bond Index Portfolio
        Thrivent Mortgage Securities Portfolio

        Management
            Investment Adviser
            Investment Subadviser and Portfolio Managers
            Advisory Fees
            Personal Securities Investments

        The Separate Accounts And The Retirement Plans
        Pricing of Portfolio Shares
        Tax Matters
        Other Securities And Investment Practices

THE PORTFOLIOS

THRIVENT TECHNOLOGY PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Technology Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in technology stocks.  Technology stocks include stocks issued by companies in the following industries:  information technology, telecommunications services, computer and electronics retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services and media.  The Portfolio's investment adviser,
Thrivent Financial for Lutherans ("Thrivent Financial" or the "investment adviser"), focuses on equity securities of technology companies that have a strong potential for future growth.  These companies typically provide little or no dividend.  Should the investment adviser determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.  Technical analysis generally involves studying trends and movements in a security's price, trading volume and other market-related factors in an attempt to discern patterns.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to insure promising opportunities.

INVESTMENT RISKS

Thrivent Technology Portfolio is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio.  Some factors affecting the performance of a company include:  demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The prices of technology securities historically have been more volatile than other securities, especially over the short term.

Technology Risk. Technology risk includes the acceptance of new technologies by consumers or business, rapid obsolescence and short product cycles.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Technology Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Technology Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.75%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.45%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       1.20%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Technology Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent
Technology          $122              $381
------------------- ----------------- -----------------

THRIVENT PARTNER SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. T. Rowe Price Associates,
Inc. ("T. Rowe Price"), the Portfolio's subadviser focuses mainly on the stocks of smaller companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000 Value Index.  Although market capitalizations are constantly changing, the largest companies included in the Index have market capitalizations between $1.72 billion and $16.4 million, as of April 30, 2003.  The Portfolio will not sell a stock just because the company has grown to a market capitalization outside the range, and the
Portfolio may occasionally purchase companies with market capitalizations above the range.
Should T. Rowe Price determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio ordinarily invests in equity securities of small companies that are believed to be undervalued.  A company's securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company.  Using fundamental research, T.
Rowe Price seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation.  T. Rowe
Price considers these factors, among others, in choosing companies:

o  low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historic norm;
o  low stock price relative to a company's underlying asset values;
o  above-average dividend yield relative to a company's peers or its own historic norm;
o  a plan to improve the business through restructuring; and
o  a sound balance sheet and other positive financial characteristics.

T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

T. Rowe Price uses fundamental and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

INVESTMENT RISKS

The Thrivent Partner Small Cap Value Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize
their intrinsic values or if value stocks are out of favor.   In addition, smaller, less
seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

Value Style Risk.  The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Partner Small Cap Value Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Partner Small Cap Value Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and
expense risk charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.80%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.92%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       1.72%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Partner Small Cap Value Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Partner
Small Cap Value     $175              $542
------------------- ----------------- -----------------

THRIVENT SMALL CAP STOCK PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Small Cap Stock Portfolio seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks.  Thrivent Financial focuses mainly in the stocks of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index and the
Russell 2000 Index.  Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.  Small companies tend to be less recognizable than companies listed in the S&P 500 Index or the S&P MidCap 400 Index.

Thrivent Financial uses fundamental and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

Thrivent Financial looks for small companies (including companies initially offering stock to the public) that, in its opinion:

o  are in the early stages of development or positioned in new and emerging industries;
o  have an opportunity for rapid growth;
o  have capable management; and
o  are financially sound.

Due to certain market inefficiencies, Thrivent Financial believes that properly selected small company stocks offer greater opportunities for long-term capital growth.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Small Cap Stock Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Small Cap Stock Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Small Cap Stock Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.70%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.15%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.85%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Small Cap Stock Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Small
Cap Stock           $87               $271
------------------- ----------------- -----------------

THRIVENT SMALL CAP INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the
S&P SmallCap 600 Index by investing primarily in common stocks of the Index.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests in all of the small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the
Index. This is a passively managed Portfolio, which means that Thrivent Financial does not choose the securities that make up the Portfolio. When changes to the Index occur, Thrivent
Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time.

For liquidity reasons, Thrivent Financial may invest, to some degree, in money market instruments.

Small company stocks are considerably more risky than large company stocks since small companies are less mature and do not have access to financial resources that a large company would have.
While the risks are greater, so is the potential for reward.

INVESTMENT RISKS

The Thrivent Small Cap Index Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Small Cap Index Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Small Cap Index Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.34%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.09%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.43%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Small Cap Index Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Small
Cap Index           $44               $138
------------------- ----------------- -----------------

THRIVENT MID CAP STOCK PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Mid Cap Stock Portfolio seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. Thrivent Financial focuses mainly on the stocks of mid-sized companies which have market capitalizations similar to those included in widely known indices such as the S&PMidCap 400 Index and the Russell MidCap Index.
Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental and technical investment research techniques to determine what securities to buy and sell.  Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.  Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

Thrivent Financial looks for mid-sized companies (including companies initially offering stock to the public) that, in its opinion:

o  have prospects for growth in their sales and earnings;
o  are in an industry with a good economic outlook;
o  have high-quality management; and
o  have a strong financial position.

Thrivent Financial usually picks companies in the middle stages of their development. These companies tend to have established a record of profitability and possess a new technology, unique product or market niche.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Mid Cap Stock Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Mid Cap Stock Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

The table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Mid Cap Stock Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expenses risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load                                                      N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.70%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.34%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       1.04%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Mid Cap Stock Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Mid Cap
Stock               $106              $331
------------------- ----------------- -----------------

THRIVENT MID CAP INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P
MidCap 400 Index by investing primarily in common stocks comprising the Index.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests in all of the mid-sized company stocks included in the S&P MidCap 400 Index. This is a passively managed Portfolio, which means that
Thrivent Financial does not choose the securities that make up the Portfolio. When changes to the Index occur Thrivent Financial will attempt to replicate these changes within the Portfolio.
However, any such changes may result in slight variations from time to time.

For liquidity reasons, the Portfolio may invest, to some degree, in money market instruments.

INVESTMENT RISKS

The Thrivent Mid Cap Index Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline.  The value of a Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Mid Cap Index Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Mid Cap Index Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.35%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.32%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.67%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Mid Cap Index Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Mid Cap
Index               $68               $214
------------------- ----------------- -----------------

THRIVENT LARGE CAP STOCK PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Large Cap Stock Portfolio seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of total assets in common stocks, not including convertible securities. Thrivent Financial, the investment adviser, focuses on dividend-paying stocks of companies with earnings growth per share that are higher than stocks included in the S&P 500 Index. Thrivent Financial looks for good corporate fundamentals by examining a company's quality, operating growth predictability and financial strength. The
Portfolio focuses on larger companies, although it may invest across all market capitalizations and across all industries and sectors. The Portfolio does not invest in bonds for capital growth or for long time periods. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental and technical investment research techniques to determine
what securities to buy and sell.   Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management,
products and services, earnings, and financial structure.   Technical analysis generally
involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.  The Portfolio may sell a security when a company no longer demonstrates its ability to perform according to the investment advisers expectations and the investment adviser believes there are better, alternative investments.  This investment strategy may result in short-term gains or losses for the
Portfolio.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Large Cap Stock Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Large Cap Stock Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Large Cap Stock Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.65%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.15%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.80%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Large Cap Stock Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Large
Cap Stock             $82               $255
------------------- ----------------- -----------------

THRIVENT LARGE CAP INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P
500 Index by investing primarily in common stocks comprising the Index.

INVESTMENT STRATEGIES
Under normal circumstances, the Portfolio strives to invest in all of the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the
Index. This is a passively managed Portfolio, which means that Thrivent Financial does not choose the securities that make up the Portfolio. When changes to the Index occur, Thrivent
Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time.

INVESTMENT RISKS

The Thrivent Large Cap Index Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Large Cap Index Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Large Cap Index Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.32%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.07%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.39%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Large Cap Index Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------------ ------------ -----------------
                         1 Year       3 Years
------------------------ ------------ -----------------
------------------------ ------------ -----------------
Thrivent Large Cap
Index                    $40          $125
------------------------ ------------ -----------------

THRIVENT REAL ESTATE SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing common stocks and other equity securities (which may include convertible securities)
of companies that are primarily engaged in the U.S. real estate industry.  This includes companies such as real estate investment trusts (REITs) and other real estate related investments.  A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate - or has at least 50% of its assets in real estate. Should Thrivent
Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

This Portfolio may invest up to 20% in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.

Thrivent Financial may sell securities, for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Real Estate Securities Portfolio is subject to the following primary investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

Interest Rate Risk.  Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise.  This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends.  This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio.

Real Estate Industry Risk.  Real estate industry risk is the risk that changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry.  Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.  Since the Portfolio concentrates its assets in the real estate industry, your investment in the Portfolio will be closely ties to the performance of the real estate markets.

VOLATILITY AND PERFORMANCE

The Thrivent Real Estate Securities Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Real Estate Securities Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.80%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.34%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       1.14%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Real Estate Securities Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------------- -------------- ------------------
                          1 Year         3 Years
------------------------- -------------- ------------------
------------------------- -------------- ------------------
Thrivent Real Estate
Securities                $116           $362
------------------------- -------------- ------------------

THRIVENT BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
The Thrivent Balanced Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

INVESTMENT STRATEGY

The Portfolio incorporates the strategies of the Thrivent Large Cap Index and the Thrivent Bond
Index Portfolios. For debt securities, the Portfolio generally selects securities from the same pool of securities that make up Bond Portfolio. However, some debt securities may not be the same. Thrivent Financial, the investment adviser will select them in accordance with Bond
Portfolio's strategy.

Thrivent Financial establishes the Portfolio's asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, and considers the variability of the anticipated returns based on historical results as well as expected risks and returns. Since stock and bond markets tend to fluctuate independently of each other, the decline in one market may be offset by the rise of the other. As a result of the asset class mix, the
Portfolio is more diversified and is subject to less risk than investing exclusively in stocks or bonds alone. Overall, the Portfolio tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. In a general decline in one market, the investment adviser may increase the Portfolio's weighting in one or both of the other asset classes. Despite the investment adviser's attempts to ease the effect of any market downturn, you may still lose money. The Portfolio invests in the following three asset classes within the ranges given:

                                   Minimum             Maximum
-----------------------------------------------------------------
 Common Stocks                       35%                  75%
 Debt Securities                     25%                  50%
 Money Market Instruments             0%                  40%

CURRENT WEIGHTING OF ASSETS

As of December 31, 2002 the investments in the asset classes were as follows:

Percent Weighted
-----------------------------------------------------------------
Common Stocks                                            57.7%
Debt Securities                                          34.0%
Money Market Instruments                                  8.3%
                                                         -----
Total                                                     100%

INVESTMENT RISKS

The Thrivent Balanced Portfolio is subject to the following primary investment risks.

Market Risk.   Over time, markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index. They also may decline because of factors that affect a particular industry.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Portfolio's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio. High-yield, high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Balanced Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Balanced Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.32%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.07%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.39%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Balanced Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Balanced    $40               $125
------------------- ----------------- -----------------

THRIVENT PARTNER HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Partner High Yield Portfolio seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as "junk bonds." The Portfolio actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

INVESTMENT STRATEGIES

Under  normal  circumstances,  we  invest  at least  80% of net  assets  (plus  the  amount of any borrowing  for  investment  purposes)  in  high-yield  fixed  income  instruments  (high-yielding, higher-risk  corporate  bonds) with medium- to  lower-range  credit  quality  ratings.  Should the
Portfolio's   investment   subadviser,   Pacific  Investment  Management  Company  LLC  ("PIMCO"),
determine that the Portfolio  would benefit from reducing the  percentage of invested  assets from
80% to a  lesser  amount,  you will be  notified  at least  60 days  prior to such a  change.  The
Portfolio  may invest up to 20% of its net assets in bonds of foreign  issuers.  A foreign  issuer is a company domiciled in a country other than the U.S.

The Portfolio may invest the remainder of the Portfolio's assets in cash, short-term money market instruments, and investment-grade fixed-income instruments.  PIMCO does not have restrictions on the credit quality of the securities in the Fund.  PIMCO attempts to identify those issuers of high-yield, high-risk bonds whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. However, PIMCO does not have restrictions on the rating level of the securities in the Portfolio and may purchase and hold securities in default.

PIMCO may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Partner High Yield Portfolio is subject to the following primary investment risks.

Market Risk.   Over time, markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of a Portfolio's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio's benchmark index.  They also may decline because of factors that affect a particular industry.

Financial Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security, and consequently the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Portfolio's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Portfolio's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds  have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal.  The success of the Portfolio's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Portfolio cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The Thrivent Partner High Yield Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Partner High Yield Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.40%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.22%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.62%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Partner High Yield Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the
cost of investing in other mutual funds.   The example does not include charges imposed by
variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Partner
High Yield          $63               $199
------------------- ----------------- -----------------

THRIVENT BOND INDEX PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio strives for investment results similar to the total return of the Lehman Aggregate
Bond Index by investing primarily in bonds and other debt securities included in the index.

INVESTMENT STRATEGIES

Under normal circumstances, we strive to invest in a representative sample of fixed-income and mortgage-backed securities included in the Lehman Aggregate Bond Index.  We do not invest in all of the issues that make up the index but select from issuers with the index.  Therefore, we expect the investment performance of this Portfolio to approximate the performance of the index over time.  We include only those issues that:

o  are of investment-grade quality;
o  have a fixed rate;
o  are publicly issued;
o  have at least $150 million par outstanding;
o  are dollar-denominated and nonconvertible; and
o  have a maturity of more than one year.

Should we determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, we will provide you with at least 60 days notice of such change.  For liquidity reasons, we may invest, to some degree, in money market instruments.
Although we try to match the performance of the Lehman Aggregate Bond Index, many factors can cause the Portfolio not to meet its objective.  We invest in six general classes of investment grade, fixed-income securities including:

o  U.S. Treasury securities
o  corporate bonds
o  commercial mortgage-backed securities
o  government agency securities
o  mortgage-backed securities, and
o  asset-backed securities.

As of December 31, 2002, these four classes represented the following proportions of the
Portfolio's long-term market value:

---------------------------------------------- --------------------
                                                  Percent of Total
---------------------------------------------- --------------------
---------------------------------------------- --------------------
U.S. Treasury & Government Agency                            75.7%
---------------------------------------------- --------------------
---------------------------------------------- --------------------
Corporate                                                    19.8%
---------------------------------------------- --------------------
---------------------------------------------- --------------------
Other Government                                              2.0%
---------------------------------------------- --------------------
---------------------------------------------- --------------------
Asset-Backed                                                  2.5%
---------------------------------------------- --------------------
---------------------------------------------- --------------------
Total                                                         100%
---------------------------------------------- --------------------

INVESTMENT RISKS

The Thrivent Bond Index Portfolio is subject to the following primary investment risks.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby effecting the value of the Portfolio. High-yield, high-risk bonds are subject to greater credit risk than investment-grade bonds.  To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

VOLATILITY AND PERFORMANCE

The Thrivent Bond Index Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Bond Index Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges.  Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.35%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.09%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.44%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Bond Index Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------- ----------------- -----------------
                    1 Year            3 Years
------------------- ----------------- -----------------
------------------- ----------------- -----------------
Thrivent Bond
Index               $45               $141
------------------- ----------------- -----------------

THRIVENT MORTGAGE SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE

The Thrivent Mortgage Securities Portfolio seeks a combination of current income and long-term capital appreciation by investing primarily in a diversified Portfolio of debt securities backed by pools of residential and/or commercial mortgages.

INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities.  The primary focus is investments in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans.  These securities include mortgage-backed securities issued and guaranteed by the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal
Home Loan Mortgage Corporation (FHLMC).  The Portfolio may also invest in fixed and floating rate asset-backed securities, commercial mortgage-backed securities (CMBS) and other mortgage backed securities including, but not limited to, collateralized mortgage obligations (CMOs)
interest only bonds (IOs) and principal only bonds (POs) and adjustable rate mortgages (ARMs), as well as in other mortgage-related asset-backed securities.  In addition, the Portfolio may invest in certain non-mortgage related debt securities, including U.S. Government securities, municipal securities and corporate debt securities.  Should we determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, we will provide you with at least 60 days notice of such change.

At least 80% of the Portfolio's assets will be invested in securities rated within the three highest rating categories assigned by at least one Nationally Recognized Statistical Rating
Organization (NRSRO) at the time of purchase.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

INVESTMENT RISKS

The Thrivent Mortgage Securities Portfolio is subject to the following primary investment risks.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio. High-yield high-risk bonds are subject to greater credit risk than investment-grade bonds. To compensate for this risk, high-yield bonds have higher yields.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Prepayment Risk.  Prepayment risk is the risk that an issuer of a debt security may repay principal prior to the maturity of a security, which can affect the return on investment and yield of mortgage-backed and asset-backed securities.  Falling interest rates prompt homeowners to refinance their mortgages.  The proceeds from these prepayments may have to be invested at lower interest rates, causing the Portfolio to experience a decline in income, as well as losing the opportunity for additional price appreciation associated with falling rates.

Derivative Risk.  Derivative risk is the risk that the Portfolio invests in securities that may be considered to be derivatives.  The value of the derivative security is dependent upon the performance of underlying assets.  If the assets do not perform well, the value of the derivative security, and consequently the Portfolio, may decline.

VOLATILITY AND PERFORMANCE

The Thrivent Mortgage Securities Portfolio is newly created so no bar chart or performance table is included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the
Thrivent Mortgage Securities Portfolio.  If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk
charges.   Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------- ----------
Maximum Sales Charge (Load)                                                     N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Maximum Deferred Sales Charge (Load)                                            N/A
------------------------------------------------------------------------------- ----------
ANNUAL PORTFOLIO OPERATING EXPENSES
(Expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------- ----------
Management Fees                                                                 0.50%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Distribution Fees                                                               N/A
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Other Expenses/1/                                                               0.32%
------------------------------------------------------------------------------- ----------
------------------------------------------------------------------------------- ----------
Total Annual Portfolio Operating Expenses                                       0.82%
------------------------------------------------------------------------------- ----------

/1/ Because the Thrivent Mortgage Securities Portfolio has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example does not include charges imposed by variable contracts.  The Portfolio is an investment option for variable contracts.  If variable contract charges were imposed, your expenses would be higher than those shown.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the portfolio's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the
Portfolio's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

------------------------- ----------- -----------------
                          1 Year      3 Years
------------------------- ----------- -----------------
------------------------- ----------- -----------------
Thrivent Mortgage
Securities                $84         $262
------------------------- ----------- -----------------

MANAGEMENT

Investment Adviser
--------------------------------------------------------------------------------------------------

Thrivent Financial, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Portfolios of LB Series Fund, Inc ("the Fund").  Thrivent Financial and
its affiliates  have been in the investment advisory business since 1986 and managed approximately $57.2 billion in assets as of December 31, 2002, including approximately $10.7 billion in mutual fund assets.

Thrivent Financial provides investment research and supervision of the assets for each Portfolio except the Thrivent Partner High Yield Portfolio, and the Thrivent Partner Small Cap Value Portfolio.
For the Thrivent Partner High Yield Portfolio, Thrivent Financial establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of
Directors of the Fund, one or more subadvisers to manage the investments of the High Yield Bond
Portfolio.  It also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Thrivent Partner High Yield Portfolio. Thrivent Financial has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

Thrivent Financial and the Fund have received an exemptive order from the Securities and
Exchange Commission ("SEC") that permits Thrivent Financial and the Fund, with the approval of the Fund's Board of Directors, to retain a subadviser for a Portfolio, or subsequently change the subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Portfolio.
Thrivent Financial will notify variable contract owners in the event that it adds a subadviser or  changes  the identity of the subadviser of a Portfolio

ADVISORY FEES

Thrivent Financial receives an investment management fee for each Portfolio.  The fee is a daily charge equal to the annual rate of a percentage of average daily net assets of each Portfolio.

------------------------------------ ------------------------------------------------------
Fund                                 Advisory Fees
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Technology Portfolio        0.75%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Partner Small Cap Value     0.80%
Portfolio
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Small Cap Stock Portfolio   $0 - $200 million                                0.70%
                                     More than $200 million but not over $1 billion   0.65%
                                     More than $1 billion but not over $2.5 billion   0.60%
                                     More than $2.5 billion but not over $5 billion   0.55%
                                     More than $5 billion                            0.525%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Small Cap Index Portfolio   $0 - $500 million                                0.35%
                                     More than $500 million                           0.30%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Mid Cap Stock Portfolio     $0 - $200 million                                0.70%
                                     More than $200 million but not over $1 billion   0.65%
                                     More than $1 billion but not over $2.5 billion   0.60%
                                     More than $2.5 billion but not over $5 billion   0.55%
                                     More than $5 billion                            0.525%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Mid Cap Index Portfolio     $0 - $250 million                                0.35%
                                     More than $250 million                           0.30%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Large Cap Stock Portfolio   $0 - $500 million                                0.65%
                                     More than $500 million but not over $1 billion  0.575%
                                     More than $1 billion but not over $2.5 billion  0.475%
                                     More than $2.5 billion but not over $5 billion   0.45%
                                     Over $5 billion                                 0.425%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Large Cap Index Portfolio   $0 - $250 million                                0.35%
                                     More than $250 million                           0.30%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Real Estate Securities      0.80%
Portfolio
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Balanced Portfolio          $0 - $250 million                                0.35%
                                     More than $250 million                           0.30%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Partner High Yield          0.40%
Portfolio
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Bond Index Portfolio        $0 - $250 million                                0.35%
                                     More than $250 million                           0.30%
------------------------------------ ------------------------------------------------------
------------------------------------ ------------------------------------------------------
Thrivent Mortgage Securities         0.50%
Portfolio
------------------------------------ ------------------------------------------------------

Investment Subadvisers And Portfolio Managers
--------------------------------------------------------------------------------------------------

Thrivent Technology Portfolio

Brian J. Flanagan, CFA and James A. Grossman will serve as portfolio co-managers of the Thrivent
Technology Portfolio.

Mr. Flanagan has been the co-portfolio manager of the Technology Stock Portfolio since it commenced operations on March 1, 2001.  He is also the portfolio manager of the Small Cap Index
Portfolio and the Thrivent Mid Cap Stock Portfolio.  Mr. Flanagan also serves as portfolio manager of the Technology Stock Fund, the Thrivent Mid Cap Stock Fund and the Small Cap Index
Fund II, each a series of an affiliated mutual fund group.  From 1996 to 1998, he served first as analyst and later as portfolio manager for the small cap portfolio of the Thrivent Retirement
Plan.

James A. Grossman has been co-portfolio manager for the Technology Stock Portfolio since it commenced operations on March 1, 2001.  Mr. Grossman also serves as the co-portfolio manager of the Technology Stock Fund, a series of an affiliated mutual fund group.  From 1996 through 2000,
Mr. Grossman served as a securities analyst, following selected technology investments for The
AAL Mutual Funds.

Thrivent Small Cap Stock Portfolio

Kevin A. Schmitting will serve as portfolio manager of the Thrivent Small Cap Stock Portfolio.
Mr. Schmitting has been a portfolio manager with Thrivent Financial since 1995.

Thrivent Partner Small Cap Value Portfolio

Thrivent Financial has engagedT. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore,
Maryland 21202, as investment subadviser for the Thrivent Partner Small Cap Value Portfolio.  T.
Rowe Price Associates, Inc., had approximately 168.9 billion under management as of September 30,
2003.  Preston Athey  serves as portfolio manager of the Thrivent Partner Small Cap Value
Portfolio.  Mr. Athey is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price
Associates, Inc., and a small company Equity Portfolio Manager.  He is President of the
Small-Cap Value Fund and Chairman of the fund's Investment Advisory Committee.  He is also a
Vice President and Investment Advisory Committee member of the Small-Cap Stock Fund and a
Portfolio Manager on the firm's Global Clean Future Equity Fund.  Mr. Athey has been with T.
Rowe Price since 1978.

Thrivent Small Cap Index Portfolio

Kevin R. Brimmer will serve as portfolio manager of the Thrivent Small Cap Index Portfolio. Mr.
Brimmer has been with a portfolio manager with Thrivent Financial since 1985.

Thrivent Mid Cap Stock Portfolio

Brian J. Flanagan, CFA will serve as portfolio manager of the Thrivent Mid Cap Stock Portfolio.
Mr. Flanagan has been the co-portfolio manager of the Technology Stock Portfolio since it commenced operations on March 1, 2001.  He is also the portfolio manager of the Small Cap Index
Portfolio and co-portfolio manager of the Thrivent Technology Portfolio.  Mr. Flanagan also serves as portfolio manager of the Technology Stock Fund, the Mid Cap Stock Fund and the Small
Cap Index Fund II, each a series of an affiliated mutual fund group.  From 1996 to 1998, he served first as analyst and later as portfolio manager for the small cap portfolio of the
Thrivent Retirement Plan.

Thrivent Mid Cap Index Portfolio

Kevin R. Brimmer will serve as portfolio manager of the Thrivent Mid Cap Index Portfolio.
Mr. Brimmer has been a portfolio manager with Thrivent Financial since 1985.

Thrivent Large Cap Stock Portfolio

Frederick L. Plautz will serve as portfolio manager of the Thrivent Large Cap Stock Portfolio.
Mr. Plautz has been a portfolio manager with Thrivent Financial since 1995.

Thrivent Large Cap Index Portfolio

Kevin R. Brimmer will serve as portfolio manager of the Thrivent Large Cap Index Portfolio.
Mr. Brimmer has been a portfolio manager with Thrivent Financial since 1985.

Thrivent Real Estate Securities Portfolio

Reginald L. Pfeifer will serve as the portfolio manager of the Thrivent Real Estate Securities
Portfolio.  Mr. Pfeifer has been with Thrivent Financial since 1990, and has served as a portfolio manager since 2003.  Previously, he was the Head of Fixed Income for Aid Association
for Lutherans from 1998 to 2002, Head of Fixed Income for Thrivent Financial from 2001 to 2002 and Head of Mortgages and Real Estate from 2002 to 2003.

Thrivent Balanced Portfolio

Kevin R. Brimmer and Steven H.C. Lee will serve as portfolio co-managers of the Thrivent
Balanced Portfolio. Mr. Brimmer has been a portfolio manager with Thrivent Financial since 1985.

Mr. Lee has been with Thrivent Financial since 1985 and has served as a portfolio manager since
1999.

Thrivent Partner High Yield Portfolio

Thrivent Financial has engaged Pacific Investment Management Company LLC ("PIMCO"), located at
800 Newport Center Drive, Newport Beach, California 2660, to serve as investment subadviser for the Thrivent Partner High Yield Portfolio.  With assets under management of approximately $373.8 billion as of December 31, 2003, the company is one of the world's foremost bond fund managers.
PIMCO oversees more than 120 funds in all.  The company is part of Allianz Dresdner Asset
Management of America L.P. (ADAM-LP), which is an indirect unit of Allianz AG, a European-based, multinational insurance and financial services holding company.

The portfolio manager primarily responsible for overseeing PIMCO's management of the Thrivent
Partner High Yield Portfolio is Raymond G. Kennedy, CFA.   Mr. Kennedy is a managing director,
portfolio manager and senior member of the PIMCO investment strategy group.  Mr. Kennedy joined
PIMCO in 1996,  and having previously been associated with Prudential Insurance Company of
America as a private placement asset manager.  He has 15 years of investment experience.

Thrivent Bond Index Portfolio

Steven H.C. Lee will serve as portfolio manager of the Thrivent Bond Index Portfolio.  Mr. Lee has been with Thrivent Financial since 1985 and has served as a portfolio manager since 1999.

Thrivent Mortgage Securities Portfolio

Gregory R. Anderson and Scott A. Lalim will serve as portfolio co-managers of the Thrivent
Mortgage Securities Portfolio. Mr. Anderson has been with Thrivent Financial since 1997 and also manages the mortgage-backed securities portfolio of Thrivent Financial's general account.

Mr. Lalim has been with Thrivent Financial since 1976 and also manages the commercial mortgage-backed securities portfolio of Thrivent Financial's general account.

Personal Securities Investment

Personnel of Thrivent Financial may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.
Transactions in securities that may be held by the Portfolios are permitted, subject to compliance with applicable provisions under their respective codes of ethics.

THE SSPARATE ACCOUNTS AND THE RETIREMENT PLANS

Shares in the Fund are currently sold, without sales charges, only to:

o  Separate accounts of Thrivent Financial and Thrivent Life, which are used to fund benefits of variable life insurance and variable annuity contracts (each a "variable contract") issued by Thrivent Financial and Thrivent Life; and

o  Retirement plans sponsored by Thrivent Financial.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the
Portfolios.  Participants in the retirement plans should consult retirement plan documents for information on how to invest.

The Fund serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Thrivent
Financial.  It is possible that in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios at the same time.  Although neither Thrivent Financial not the Fund currently foresees any such disadvantage, the Fund's Board monitors events in order to identify any material conflicts between such policy owners and contract owners.  Material conflict could result from, for example, 1) changes in state insurance laws, 2) changes in federal income tax law, 3) changes in the investment management of a Portfolio, or 4) differences in voting instructions between those given by policy owners and those given by contract owners.  Should it be necessary, the Board would determine what action if any, should be taken on response to any such conflicts

As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable contract owners and the interest of plan participants with respect to their investments in the Fund.  The Fund's Board will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.

Pricing of Fund Shares

The Portfolios determine their net asset value ("NAV") on each day the New York Stock Exchange
("NYSE") is open for business, or any other day as required under the rules of the Securities and Exchange Commission. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr.
Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day
and Christmas Day. The calculation normally is made as of the close of regular trading of the
NYSE (currently 4:00 p.m. Eastern time) after the Portfolio has declared any applicable dividends. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the value of a Portfolio's investment in foreign securities changes on days when you are not able to purchase or redeem shares.

Each other Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the
Portfolio's liabilities, and dividing the result by the number of outstanding shares. The NAV for the Portfolios varies with the value of their investments. The Portfolios value their securities using market quotations, other than short-term debt securities maturing in less than
60 days, which are valued using amortized costs, and securities for which market quotations are not readily available, which are valued at fair value.

The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans.  The separate accounts and the retirement plans each place an order to buy or sell shares of a respective Portfolio each business day.  The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans.  Orders placed before the close of the NYSE on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.

TAX MATTERS

Since you do not own shares of the Fund directly, any transaction relating to either your variable contract or retirement plan results in tax consequences at that level.  Please refer to the tax discussion in the applicable variable account prospectus or your retirement plan documents for more information.

Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable contracts when left to accumulate within a variable contract.  Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

OTHER SECURITIES AND INVESTMENT PRACTICES

The principal investment strategies and risk factors of each Portfolio are outlined beginning on page 3.  This section provides additional information about some of the securities and other practices in which certain Portfolios may engage, along with their associated risks.

Repurchase agreements: Each of the Portfolios may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

When-issued securities:  Each Portfolio may invest in securities prior to their date of issue.
These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.  In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-backed and asset-backed securities:  Each of the Portfolios may invest in mortgage-backed and asset-backed securities.  Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.  Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons:  Each of the Portfolios may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.  Interest, however, is reported as income to the Portfolio that has purchased the security and the Portfolio is required to distribute to shareholders an amount equal to the amount reported.  Those distributions may require the
Portfolio to liquidate portfolio securities at a disadvantageous time.

Foreign securities:  Each of the Portfolios may invest in foreign securities.  Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of these
Portfolios may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure:  Each of the Portfolios may have some international exposure (including emerging markets) in their investments.  Many U.S. companies in which these Portfolios may invest generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar.  These factors, taken as a whole, could adversely affect the price of Portfolio shares.

Restricted and illiquid securities:  Each of the Portfolios may invest to a limited extent in restricted or illiquid securities.  Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a Portfolio's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the Portfolio may have to estimate their value, which means that their valuation
(and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.

Securities lending:  Each of the Portfolios may seek additional income by lending portfolio securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.

Derivatives:  Each of the Portfolios may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).
This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each Portfolio may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Portfolio's expenses and can eliminate some opportunities for gains.  There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Portfolio.  In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-yield bonds:  Each of the Portfolios may invest in high-yield bonds.  High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's.  To the extent that a Portfolio invests in high-yield bonds, it takes on the following risks:

The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.

Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds:  The Thrivent Partner High Yield Portfolio may also invest in government bonds and municipal bonds.  As a result, the Portfolio's performance may be affected by political and economic conditions at the state, regional or Federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Bonds:  The value of any bonds held by a Portfolio is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities.  A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the
Portfolio.

Short-term trading:  The investment strategy for each Portfolio at times may include short-term trading.  While a Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.
Short-term trading can increase a Portfolio's transaction costs and may increase your tax liability.

Initial public offering:  Each of the Portfolios may engage in initial public offerings (IPOs)
of securities.  IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.  Thus, when the Portfolio's size is smaller, any gains form IPOs will have an exaggerated impact on the Portfolio's reported performance than when the Portfolio is larger.
Attractive IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities.  There can be no assurance that a Portfolio will have favorable IPO investment opportunities.

Securities ratings:  When fixed-income securities are rated by one or more independent rating agencies, a Portfolio uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Portfolio's adviser.  High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a
Portfolio may choose to follow the higher rating.  If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing:  In response to market, economic, political or other conditions, each
Portfolio may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Portfolio does this, different factors could affect the Portfolio's performance and it may not achieve its investment objective.

The Statement of Additional Information, which is incorporated by reference into this
Prospectus, contains additional information about the Fund and its Portfolios.  You may request a free copy of the Statement of Additional Information, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the
Portfolios (including the Statement of Additional Information) at the Public Reference Room of
the Securities and Exchange Commission in Washington, DC.  You may get more information about the Public Reference Room by calling 1-202-942-8090. You also may get information about the
Portfolios on the EDGAR database at the SEC web site (www.sec.gov) and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an e-mail to: publicinfo@sec.gov.

1940 Act File No. 811-4603

APPENDIX D

                            World Growth Portfolio Management's Discussion and Financial Highlights
                                          From Annual Report Dated December 31, 2003

World Growth Portfolio

[LOGO OMITTED: T. ROWE PRICE]

T. Rowe Price International, Inc., Portfolio Subadviser
The World Growth Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of established, non-U.S. companies.*

International stocks posted strong results over the 12-month period ended December 31, 2003 as a global economic recovery took place. The
World Growth Portfolio posted a 31.27% total return, lagging its
Lipper, Inc., peer group of similarly managed international stock portfolios which returned a median of 33.48%. Over the identical reporting period, Morgan Stanley's EAFE Index, recorded a 39.17% total return. International stocks ended the year in positive territory for the first time since 1999 and outperformed most domestic indexes.

Smaller, Lower-Priced Stocks Do Best

The nature of the market recovery worked against the larger
capitalization and higher quality tilt of the Portfolio as the smallest and least expensive stocks led the charge. The Portfolio's tilt towards less-speculative and higher-quality growth companies was largely responsible for its relative underperformance. The strongest areas for this low-price bias were Japan and the United Kingdom. A typical example can be illustrated in the Portfolio's overweighted position in Sony of Japan. This high-quality consumer discretionary holding lagged smaller, less experienced companies and contributed to our weaker relative performance.

A similar phenomena was experienced in Europe where the top performing market was Germany, which was one of the weakest performing countries over the past several years. We preferred France as it appeared to offer more in the way of growth opportunities and certainly many
French holdings contributed nicely to the Portfolio's absolute performance, but lacked the punch that German holdings produced.

From a sector standpoint, our industry focus on media holdings caused a degree of underperformance in the surging consumer discretionary sector. Reed Elsevier, one of the Portfolio's largest holdings, suffered on concerns that it would miss lofty growth targets for 2004.
Utilities holdings provided the most benefit through a combination of being underweight in this more sluggish sector and positive stock selection within the sector. Exposure to several emerging market nations such as India, Turkey, and Brazil also aided performance as the lower-quality international recovery most benefited these less stable but rapidly growing nations.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries
(% of Common Stocks)

Financials                             23.6%
Consumer Discretionary                 18.1%
Communications Services                10.3%
Health Care                             9.6%
Consumer Staples                        8.6%
Energy                                  7.7%
Information Technology                  7.2%
Industrials                             7.0%
Materials                               3.8%
Utilities                               1.6%

[GRAPHIC OMITTED: PIE CHART PORTFOLIO COMPOSITION (% OF PORTOFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              2.5%
Common Stocks                      97.5%

Top 10 Countries
(% of Portfolio)

United Kingdom          24.7%
Japan                   18.5%
France                  15.5%
Switzerland              6.7%
Italy                    5.1%
Netherlands              4.9%
Spain                    3.8%
Sweden                   2.8%
Germany                  2.4%
South Korea              1.7%

These common stocks represent 86.1% of the total investment portfolio.

Footnote reads:

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are
subject to change and percentages shown exclude securities held as collateral for securities loaned. The list of Top 10 Countries excludes Short Term Investments.

                            Portfolio Facts
                           December 31, 2003

Net Assets                   $420,712,177           NAV          $10.62
NAV -- High+          12/31/2003-- $10.62
NAV -- Low+             3/12/2003-- $6.86
Number of Holdings: 201          + For the year ended December 31, 2003

            Average Annual Total Returns /1/
                  December 31, 2003
                                                From
                                           Inception
1 Year                5-Year               1/18/1996
-----------------------------------------------------------
31.27%                -0.75%                   3.11%

Outlook

The global recovery seems to be gaining momentum and non-U.S.
companies appear to carry more attractive valuations and possess better earnings potential than their American counterparts. Emerging markets exposure and stock prices remain compelling. The Portfolio's growth orientation has underperformed value stocks for some time, though those valuations have become more attractive. We anticipate our particular investing style -- large, proven growth-oriented companies
-- to gain favor as the lower-quality rally slows. Patient investors in international growth stocks enjoyed fruitful returns in 2003 and could see this particular asset class enjoy a solid relative performance year in 2004 as other asset classes fall from favor.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment /1/

                            World              MSCI            Consumer
                            Growth             EAFE            Price
  Date                      Portfolio          Index**         Index***
------------------------------------------------------------------------
   January 18, 1996           10,000           10,000           10,000
               1996           10,014           10,025           10,059
               1996            9,988           10,062           10,091
               1996           10,113           10,278           10,143
               1996           10,370           10,579           10,182
               1996           10,351           10,387           10,202
               1996           10,483           10,448           10,208
               1996           10,152           10,145           10,228
               1996           10,305           10,170           10,248
               1996           10,548           10,443           10,280
               1996           10,495           10,339           10,313
               1996           10,980           10,753           10,332
               1997           11,041           10,617           10,332
               1997           10,886           10,248           10,365
               1997           10,998           10,418           10,397
               1997           10,982           10,458           10,423
               1997           11,051           10,516           10,436
               1997           11,754           11,203           10,430
               1997           12,256           11,824           10,443
               1997           12,585           12,017           10,456
               1997           11,449           11,122           10,476
               1997           12,212           11,748           10,502
               1997           11,322           10,847           10,528
               1997           11,291           10,739           10,521
               1998           11,351           10,835           10,508
               1998           11,754           11,334           10,528
               1998           12,440           12,063           10,547
               1998           12,869           12,438           10,567
               1998           12,970           12,539           10,586
               1998           12,946           12,481           10,606
               1998           12,942           12,578           10,619
               1998           13,101           12,708           10,632
               1998           11,499           11,137           10,645
               1998           11,242           10,798           10,658
               1998           12,240           11,927           10,684
               1998           12,799           12,541           10,684
               1999           13,251           13,039           10,678
               1999           13,120           13,003           10,704
               1999           12,888           12,696           10,717
               1999           13,410           13,229           10,749
               1999           13,907           13,768           10,827
               1999           13,275           13,062           10,827
               1999           13,781           13,575           10,827
               1999           14,042           13,981           10,860
               1999           14,197           14,035           10,886
               1999           14,279           14,180           10,938
               1999           14,750           14,714           10,958
               1999           15,780           15,228           10,964
               2000           17,774           16,598           10,964
               2000           16,675           15,546           10,990
               2000           17,580           15,968           11,055
               2000           17,766           16,590           11,147
               2000           16,775           15,720           11,153
               2000           16,176           15,339           11,160
               2000           16,975           15,942           11,225
               2000           16,419           15,277           11,244
               2000           16,812           15,413           11,257
               2000           15,761           14,665           11,316
               2000           15,158           14,322           11,336
               2000           14,378           13,788           11,342
               2001           14,909           14,281           11,336
               2001           15,077           14,275           11,407
               2001           13,744           13,205           11,453
               2001           12,685           12,331           11,479
               2001           13,708           13,196           11,524
               2001           13,105           12,741           11,577
               2001           12,566           12,224           11,596
               2001           12,274           12,003           11,564
               2001           11,967           11,701           11,564
               2001           10,727           10,519           11,616
               2001           11,058           10,788           11,577
               2001           11,528           11,186           11,557
               2002           11,774           11,253           11,511
               2002           11,211           10,656           11,538
               2002           11,330           10,731           11,583
               2002           11,933           11,317           11,648
               2002           11,856           11,399           11,713
               2002           11,865           11,554           11,713
               2002           11,378           11,098           11,720
               2002           10,100           10,003           11,733
               2002           10,071            9,983           11,772
               2002            8,929            8,913           11,792
               2002            9,570            9,393           11,821
               2002           10,117            9,820           11,821
               2003            9,721            9,491           11,795
               2003            9,285            9,095           11,847
               2003            8,955            8,888           11,938
               2003            8,740            8,720           12,010
               2003            9,687            9,584           11,984
               2003           10,271           10,174           11,964
               2003           10,433           10,426           11,977
               2003           10,592           10,680           11,991
               2003           10,859           10,939           12,036
               2003           11,089           11,279           12,075
               2003           11,668           11,982           12,062
               2003           11,909           12,251           12,030
  December 31, 2003          $12,761          $13,208          $12,017

Footnotes read:

*   International investing has special risks including currency fluctuation and political volatility.

**  The Morgan Stanley Capital International Europe, Australasia, Far
    East Index (MSCI EAFE Index) is a stock index designed
    to measure the equity performance of developed
    countries outside of North America. It is not possible
    to invest directly in the Index. The performance of the
    index does not reflect deductions for fees, expenses or
    taxes.

*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of
    products and services, including housing, electricity,
    food and transportation. It is not possible to invest
    directly in the Index.

/1/ Past performance is not an indication of future results.
    Annualized total returns represent past performance and
    reflect changes in share prices, the reinvestment of
    all dividends and capital gains, and the effects of
    compounding. Investment return and principal value will
    fluctuate, and shares, when redeemed, may be worth more
    or less than their original cost. At various times, the
    Portfolio's adviser reimbursed and/or paid non-advisory
    Portfolio expenses. Had the adviser not done so, the
    Portfolio's total returns would have been lower. The
    returns shown do not reflect charges and expenses
    imposed on contract holders by the variable accounts.
    Those charges and expenses reduce the returns received
    by contract holders as compared to the returns
    presented. For additional information, refer to your
    variable contract prospectus which can be obtained from
    your registered representative or by calling (800)
    Thrivent. Please read your prospectus carefully.

Financial Highlights

                                                                             World Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------------
                                                   Year              Year              Year              Year              Year
For a share outstanding                           Ended             Ended             Ended             Ended             Ended
throughout each period (a)                   12/31/2003        12/31/2002        12/31/2001        12/31/2000        12/31/1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                               $8.23            $10.02            $13.83            $16.93            $12.67

Income from Investment Operations
Net investment income/(loss)                       0.11              0.10              0.07              0.06              0.11
Net realized and unrealized gain/(loss)
on investments (b)                                 2.41             (1.85)            (2.81)            (2.73)             4.21
Total from Investment Operations                   2.52             (1.75)            (2.74)            (2.67)             4.32

Less Distributions from
Net investment income                             (0.13)            (0.04)            (0.05)               --             (0.06)
Net realized gain on investments                     --                --             (1.02)            (0.43)               --
Total Distributions                               (0.13)            (0.04)            (1.07)            (0.43)            (0.06)

Net Asset Value, End of period                   $10.62             $8.23            $10.02            $13.83            $16.93

Total return (c)                                  31.27%           (17.43)%          (21.03)%          (16.12)%           34.13%
Net assets, end of period (in millions)          $420.7            $323.3            $440.0            $561.3            $550.1
Ratio of expenses to average net assets (d)        0.85%             0.85%             0.85%             0.85%             0.85%
Ratio of net investment income/(loss)
to average net assets (d)                          1.28%             1.08%             0.68%             0.44%             0.89%
Portfolio turnover rate                              26%               20%               30%               38%               23%

If the Adviser had not reimbursed expenses
and the Portfolio had not received credits
for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)        0.96%             0.95%
Ratio of net investment income/(loss)
to average net assets (e)                          1.17%             0.98%

(a) All per share amounts have been rounded to the nearest cent.

(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

(d) Computed on an annualized basis for periods less than one year.

(e) Prior to the year ended December 31, 2002, ratios were not calculated due to a contractual arrangement between the Portfolios and the Adviser to reimburse all expenses in excess of Advisory fees.

APPENDIX E

                             Additional Policies and Limitations

As set forth in the table below,  each  Portfolio is subject to policies  and  limitations  in addition to those stated in its  investment  objective.  The policies and  limitations  of the
Thrivent  Portfolio  into which an AAL Portfolio  will be reorganized  are  substantially  the same, with the following exceptions:

        An AAL Portfolio may only borrow from a bank and such borrowings are limited to 10%
        of total assets.  A Thrivent Portfolio's borrowing source is not specified and its borrowings are limited to 33 1/3% of assets.

        The Thrivent policies allow the Thrivent Portfolios to engage in inter-fund lending.

        The Thrivent Portfolios are able to invest a greater percentage of their respective assets in mutual funds than the AAL Portfolios.

------------------------------------ ------------------------------------------------ ----------------------------------------------
                                     Thrivent Series Fund                             AAL Series Fund
------------------------------------ ------------------------------------------------ ----------------------------------------------
------------------------------------ ------------------------------------------------ ----------------------------------------------
Borrowing                            None of the Portfolios may borrow money,         None of the Portfolios may issue senior
                                     except that a Portfolio may borrow money         securities or borrow, except that a portfolio
Issuance of senior securities        (through the issuance of debt securities or      may borrow in amounts not in excess of 10% of
                                     otherwise) in an amount not exceeding            its total assets, taken at current value and
                                     one-third of the Portfolio's total assets        then only from banks, as a temporary measure
                                     immediately after the time of such borrowing.    for extraordinary or emergency purposes.  The
                                                                                      portfolios will not borrow to increase income
                                     None of the Portfolios will purchase any         but may borrow, among other things, to meet
                                     security while borrowings, including reverse     redemption requests which otherwise might
                                     repurchase agreements, representing more than    require untimely dispositions of portfolio
                                     5% of the Portfolio's total assets are           securities.
                                     outstanding.  The Portfolios intend to limit
                                     borrowings to amounts borrowed from a bank,      None of the Portfolios will mortgage, pledge,
                                     repurchase agreements (insofar as they are       hypothecate or in any manner transfer, as
                                     considered borrowings), or an interfund          security for indebtedness, any securities
                                     lending agreement.                               owned or held by a Portfolio except as may be
                                                                                      necessary in connection with and subject to
                                     None of the Portfolios may issue senior          the limits in restriction above.
                                     securities, except as permitted under the
                                     Investment Company Act of 1940 or any
                                     exemptive order or rule issued by the
                                     Securities and Exchange Commission.
------------------------------------ ------------------------------------------------ ----------------------------------------------
------------------------------------ ------------------------------------------------ ----------------------------------------------
Investments in Single Issuer         None of the Portfolios will, with respect to     None of the Portfolios will invest more than
                                     75% of its total assets, purchase securities     5% of its total assets in a single issuer or
                                     of an issuer (other than the U.S. Government,    purchase more than 10% of the outstanding
                                     its agencies, instrumentalities or authorities   voting securities of a single issuer, except
                                     or repurchase agreements fully collateralized    that up to 25% of the portfolio's total assets
                                     by U.S. Government securities and other          may be invested without regard to this
                                     investment companies) if (a) such purchase       limitation and except that this limitation
                                     would, at the time, cause more than 5% of the    does not apply to securities issued or
                                     Portfolio's total assets taken at market value   guaranteed by the U.S. government or its
                                     to be invested in the securities of such         agencies or instrumentalities.
                                     issuer; or (b) such purchase would, at the
                                     time, result in more than 10% of the             None of the Portfolios will make any
                                     outstanding voting securities of such issuer     investment if, immediately thereafter, less
                                     being held by the Portfolio.                     than 75% of its total assets would be
                                                                                      represented by (a) cash, receivables and other
                                                                                      cash items, (b) securities issued by the U.S.
                                                                                      government, its agencies or instrumentalities
                                                                                      and (c) other securities limited in respect of
                                                                                      any one issuer to an amount not greater in
                                                                                      value than 5% of such total assets. For
                                                                                      purposes of this restriction, repurchase
                                                                                      agreements fully collateralized by securities
                                                                                      of the U.S. government, its agencies and
                                                                                      instrumentalities shall be considered to be
                                                                                      securities issued by the governmental entity
                                                                                      in question, rather than by the repurchase
                                                                                      agreement obligor.

                                                                                      None of the Portfolios will purchase more than
                                                                                      10% of the outstanding voting securities of an
                                                                                      issuer or invest for the purpose of exercising
                                                                                      control or management.
------------------------------------ ------------------------------------------------ ----------------------------------------------
------------------------------------ ------------------------------------------------ ----------------------------------------------
Real Estate                          None of the Portfolios may buy or sell real      None of the Portfolios may purchase or sell
                                     estate, except that any Portfolio may (i)        real estate, provided that a portfolio may
Commodities                          acquire or lease office space for its own use,   invest in securities secured by real estate or
                                     (ii) invest in securities of issuers that        interests therein or issued by companies which
                                     invest in real estate or interest therein,       invest in real estate or interests therein.
                                     (iii) invest in mortgage-related securities
                                     and other securities that are secured by real    None of the Portfolios may purchase or sell
                                     estate or interest therein, and (iv) hold and    commodities or commodity contracts, except
                                     sell real estate acquired by the Portfolio as    that, to the extent consistent with its
                                     a result of the ownership of securities.         investment objective and policies, a portfolio
                                                                                      may purchase or sell interest rate and index
                                     None of the Portfolios may purchase or sell      futures and options thereon.  For purposes of
                                     commodities or commodity contracts, except       this restriction, foreign exchange contracts
                                     that any Portfolio may purchase and sell         are not considered to be commodities
                                     derivatives (including but not limited to        contracts.
                                     options, futures contracts and options on
                                     futures contracts) whose value is tied to the
                                     value of a financial index or a financial
                                     instrument or other asset (including, but not
                                     limited to, securities indexes, interest
                                     rates, securities, currencies and physical
                                     commodities).
------------------------------------ ------------------------------------------------ ----------------------------------------------
------------------------------------ ------------------------------------------------ ----------------------------------------------
Loans                                None of the Portfolios may make loans, except    No Portfolio may make loans to other persons,
        Securities Lending           that any Portfolio may (i) lend portfolio        except that a portfolio reserves freedom of
        Repurchase Agreements        securities, (ii) enter into repurchase           action, consistent with their other investment
        Debt Securities              agreements, (iii) purchase all or a portion of   policies and restrictions and as described in
        Interfund Lending            an issue of debt securities, bank loan           the prospectus and SAI, to (i) invest in debt
                                     participation interests, bank certificates of    obligations, including those which are either
                                     deposit, bankers' acceptances, debentures or     publicly offered or of a type customarily
                                     other securities, whether or not the purchase    purchased by institutional investors, even
                                     is made upon the original issuance of the        though the purchase of such debt obligations
                                     securities, and (iv) participate in an           may be deemed the making of loans, (ii) enter
                                     interfund lending program with other             into repurchase agreements and (iii) lend
                                     registered investment companies.                 portfolio securities, provided that no
                                                                                      Portfolio may lend securities if, as a result,
                                                                                      the aggregate value of all securities loaned
                                                                                      would exceed 33% of its total assets (taken at
                                                                                      market value at the time of such loan).
------------------------------------ ------------------------------------------------ ----------------------------------------------
------------------------------------ ------------------------------------------------ ----------------------------------------------
Underwriting Securities              None of the Portfolios will underwrite the       None of the Portfolios will underwrite any
                                     securities of other issuers, except where the    issue of securities, except to the extent that
                                     Portfolio may be deemed to be an underwriter     the purchase of securities directly from an
                                     for purposes of certain federal securities       issuer thereof in accord with a Portfolio's
                                     laws in connection with disposition of           investment objectives and policies may be
                                     portfolio securities; with investments in        deemed to be underwriting or to the extent
                                     other investment companies; and with loans       that in connection with the disposition of
                                     that a Portfolio may make pursuant to its        portfolio securities a Portfolio may be deemed
                                     fundamental investment restriction on lending.   an underwriter under federal securities laws.
------------------------------------ ------------------------------------------------ ----------------------------------------------
------------------------------------ ------------------------------------------------ ----------------------------------------------
Single Industry                      None of the Portfolios will purchase a           None of the Portfolios may invest more than
                                     security if, after giving effect to the          25% of its total assets (taken at current
                                     purchase, more than 25% of its total assets      value at the time of each investment) in
                                     would be invested in the securities of one or    securities of issuers whose principal business
                                     more issuers conducting their principal          activities are in the same industry.  For
                                     business activities in the same industry,        purposes of this restriction, telephone,
                                     except that this restriction does not apply to   water, gas and electric public utilities are
                                     Government Securities (as such term is defined   each regarded as separate industries and
                                     in the Investment Company Act of 1940).  In      wholly-owned finance subsidiaries are
                                     addition, with respect to the Money Market       considered to be in the industry of their
                                     Portfolio, this restriction does not apply to    parents if their activities are primarily
                                     instruments issued by domestic banks.            related to financing the activities of their
                                                                                      parents.  Nor does this restriction apply to
                                                                                      investments by a portfolio in obligations of
                                                                                      the U.S. government or any of its agencies or
                                                                                      instrumentalities
------------------------------------ ------------------------------------------------ ----------------------------------------------
------------------------------------ ------------------------------------------------ ----------------------------------------------
Illiquid Securities                  No corresponding restrictions.                   None of the Portfolios may invest in
                                                                                      repurchase agreements maturing in more than
                                                                                      seven days or in other securities with legal
                                                                                      or contractual restrictions on resale if, as a
                                                                                      result thereof, more than 15% of a portfolio's
                                                                                      total assets, taken at current value at the
                                                                                      time of such investment, would be invested in
                                                                                      such securities.
------------------------------------ ------------------------------------------------ ----------------------------------------------
------------------------------------ ------------------------------------------------ ----------------------------------------------
Derivatives                          No corresponding restrictions.                   None of the Portfolios may purchase securities
        Futures                                                                       on margin, except for use of short-term credit
        Options                                                                       necessary for clearance of purchases and sales
        Forward Contracts                                                             of portfolio securities, but it may, to the
                                                                                      extent consistent with its investment
Short Sales                                                                           objectives and policies, make margin deposits
                                                                                      in connection with transactions in options,
                                                                                      futures and options on futures.

                                                                                      None of the Portfolios may make short sales of
                                                                                      securities or maintain a short position or
                                                                                      write, purchase or sell puts, calls,
                                                                                      straddles, spreads, or combinations thereof,
                                                                                      except, to the extent consistent with its
                                                                                      investment objectives and policies,
                                                                                      transactions in options on securities or
                                                                                      indexes, interest rate and index futures and
                                                                                      options on such futures.
------------------------------------ ------------------------------------------------ ----------------------------------------------
------------------------------------ ------------------------------------------------ ----------------------------------------------
Mutual Funds                         No corresponding restrictions.                   Except for the Small Cap Value Portfolio, Real
                                                                                      Estate Securities Portfolio and Mortgage
                                                                                      Securities Portfolio, none of the Portfolios
                                                                                      will purchase securities of other investment
                                                                                      companies, if the purchase would cause more
                                                                                      than 10% of the value of a portfolio's total
                                                                                      assets to be invested in investment company
                                                                                      securities, provided that (a) no investment
                                                                                      will be made in the securities of any one
                                                                                      investment company if, immediately after such
                                                                                      investment, more than 3% of the outstanding
                                                                                      voting securities of such company would be
                                                                                      owned by a portfolio or more than 5% of the
                                                                                      value of a portfolio's total assets would be
                                                                                      invested in such company and (b) no
                                                                                      restrictions shall apply to a purchase of
                                                                                      investment company securities in connection
                                                                                      with a merger, consolidation, acquisition or
                                                                                      reorganization.
------------------------------------ ------------------------------------------------ ----------------------------------------------
------------------------------------ ------------------------------------------------ ----------------------------------------------
Misc.                                None of the Portfolios currently intend to       None of the Portfolios will purchase
        Margin                       purchase securities on margin, except that a     securities on margin, except for use of
        Oil and Gas                  Portfolio may obtain such short-term credits     short-term credit necessary for clearance of
                                     as are necessary for the clearance of            purchases and sales of portfolio securities,
                                     transactions, and provided that margin           but it may, to the extent consistent with its
                                     payments in connection with futures contracts    investment objectives and policies, make
                                     and options on futures contracts shall not       margin deposits in connection with
                                     constitute purchasing securities on margin.      transactions in options, futures and options
                                                                                      on futures.

                                                                                      None of the Portfolios will invest in oil, gas
                                                                                      or mineral related programs or leases.
------------------------------------ ------------------------------------------------ ----------------------------------------------
------------------------------------ ------------------------------------------------ ----------------------------------------------

APPENDIX F

                                       Board of Directors

                                     Interested Directors/1/
----------------- --------------- --------------- --------------- --------------- ---------------
                                                                  Number of
                                  Term of         Principal       Portfolios in   Other
                                  Office and      Occupation(s)   Fund Complex    Directorships
Name, Address,    Positions       Length of       During Past     Overseen by     Held by
and Age           Held With Fund  Time Served/2/  5 Years         Director/4/     Director
----------------- --------------- --------------- --------------- --------------- ---------------
----------------- --------------- --------------- --------------- --------------- ---------------
Pamela J. Moret   President and   President       Executive       Ms. Moret       Lutheran
625 Fourth        Director        since 2002;     Vice            oversees 14     World Relief;
Avenue South                      Director        President,      of the LB       Minnesota
Minneapolis, MN                   since 2004      Marketing and   Series Fund,    Public Radio
Age 48                                            Products,       Inc.  She is
                                                  Thrivent        a candidate
                                                  Financial for   for election
                                                  Lutherans       as a Trustee
                                                  since 2002;     of The AAL
                                                  Senior Vice     Mutual Funds
                                                  President,      and, upon
                                                  Products,       election,
                                                  American        will oversee
                                                  Express         20 of The AAL
                                                  Financial       Mutual Funds.
                                                  Advisors from
                                                  2001 to 2002;
                                                  Vice
                                                  President,
                                                  Variable
                                                  Assets,
                                                  American
                                                  Express
                                                  Financial
                                                  Advisors from
                                                  1996 to 2000
----------------- --------------- --------------- --------------- --------------- ---------------

                                     Independent Directors/3/
----------------- -------------- -------------- --------------- -------------------- ------------
                                 Term of        Principal       Number of            Other
                  Position       Office and     Occupation(s)   Portfolios in Fund   Directorships
Name, Address,    Held With      Length of      During Past 5   Complex Overseen     Held By
and Age           Fund           Time Served/2/ Years           by Director/4/       Director
----------------- -------------- -------------- --------------- -------------------- ------------
----------------- -------------- -------------- --------------- -------------------- ------------
Herbert F.        Director       Director       Management      14 of the LB         None
Eggerding, Jr.                   since 1990     consultant to   Series Fund,
625 Fourth                                      several         Inc.,  20 of The
Avenue South                                    privately       AAL Mutual Funds,
Minneapolis, MN                                 owned           14 of the AAL
Age 66                                          companies       Variable Product
                                                                Series Fund, Inc.,
                                                                11 of The Lutheran
                                                                Brotherhood Family
                                                                of Funds
----------------- -------------- -------------- --------------- -------------------- ------------
----------------- -------------- -------------- --------------- -------------------- ------------
Noel K. Estenson  Director       Director       Retired;        14 of the LB         None
625 Fourth                       since 1997     previously      Series Fund,
Avenue South                                    President and   Inc.,  11 of The
Minneapolis, MN                                 Chief           Lutheran
Age 65                                          Executive       Brotherhood Family
                                                Officer,        of Funds; he is
                                             CenexHarvestStates also a candidate
                                                (farm supply    for election as a
                                                and marketing   Trustee of The AAL
                                                and food        Mutual Funds and,
                                                business)       upon election,
                                                                will oversee 20 of
                                                                The AAL Mutual
                                                                Funds
----------------- -------------- -------------- --------------- -------------------- ------------
----------------- -------------- -------------- --------------- -------------------- ------------
Jodi L.           Director       Director       On sabbatical;  14 of the LB         Director,
Harpstead                        since 1998     previously      Series Fund, 11 of   Delta
625 Fourth                                      Vice President  The Lutheran         Dental
Avenue South                                    & General   Brotherhood Family   Plan of
Minneapolis, MN                                 Manager,        of Funds; she is     Minnesota
Age 47                                          Cardiac Surgery also a candidate
                                                Technologies    for election as a
                                                for             Trustee of The AAL
                                                Medtronic,      Mutual Funds and,
                                                Inc. (medical   upon election,
                                                products and    will oversee 20 of
                                                technologies    The AAL Mutual
                                                business)       Funds
                                                since 2002;
                                                President
                                                Global
                                                Marketing and
                                                U.S. Sales,
                                                Cardiac
                                                Rhythm
                                                Management
                                                for
                                                Medtronic,
                                                Inc. from
                                                2001 to 2002;
                                                Vice
                                                President,
                                                U.S. Pacing
                                                Sales for
                                                Medtronic,
                                                Inc. from
                                                1996 to 2001
----------------- -------------- -------------- --------------- -------------------- ------------
----------------- -------------- -------------- --------------- -------------------- ------------
Connie M. Levi    Director       Director       Retired;        14 of the LB         Director,
625 Fourth                       since 1993     previously      Series Fund, Inc.,   Norstan,
Avenue South                                    President of    11 of The Lutheran   Inc.
Minneapolis, MN                                 the Greater     Brotherhood Family
Age 64                                          Minneapolis     of Funds; she is
                                                Chamber of      also a candidate
                                                Commerce        for election as a
                                                                Trustee of The AAL
                                                                Mutual Funds and,
                                                                upon election,
                                                                will oversee 20 of
                                                                The AAL Mutual
                                                                Funds
----------------- -------------- -------------- --------------- -------------------- ------------
----------------- -------------- -------------- --------------- -------------------- ------------
F. Gregory        Director       Director       President,      20 of The AAL        Director,
Campbell                         since 2004     Carthage        Mutual Funds, 14     National
625 Fourth                                      College         of the AAL           Association
Avenue South                                                    Variable Product     of Independent
Minneapolis, MN                                                 Series Fund, Inc.;   Colleges and
Age 64                                                          14 of the LB         Universities;
                                                                Series Fund, Inc.    Director,
                                                                                     Johnson
                                                                                     Family
                                                                                     Funds,
                                                                                     Inc., an
                                                                                     investment
                                                                                     company
                                                                                     consisting
                                                                                     of four
                                                                                     portfolios;
                                                                                     Kenosha
                                                                                     Hospital
                                                                                     and
                                                                                     Medical
                                                                                     Center
                                                                                     Board;
                                                                                     Prairie
                                                                                     School
                                                                                     Board;
                                                                                     United
                                                                                     Health
                                                                                     Systems
                                                                                     Board
----------------- -------------- -------------- --------------- -------------------- ------------
----------------- -------------- -------------- --------------- -------------------- ------------
Richard L. Gady   Director       Director       Retired;        20 of The AAL        International
625 Fourth                       since 2004     previously      Mutual Funds, 14     Agricultural
Avenue South                                    Vice            of the AAL           Marketing
Minneapolis, MN                                 President,      Variable Product     Association
Age 61                                          Public          Series Fund, Inc.;   Board
                                                Affairs and     14 of the LB
                                                Chief           Series Fund, Inc.
                                                Economist,
                                                Conagra, Inc.
                                                (agribusiness)
----------------- -------------- -------------- --------------- -------------------- ------------
----------------- -------------- -------------- --------------- -------------------- ------------
Edward W. Smeds   Director       Director       Retired;        20 of The AAL        Chairman
625 Fourth                       since 2004     previously      Mutual Funds, 14     of
Avenue South                                    President of    of the AAL           Carthage
Minneapolis, MN                                 Customer        Variable Product     College
Age 68                                          Service and     Series Fund, Inc.;   Board
                                                Operations,     14 of the LB
                                                Kraft Foods     Series Fund, Inc.
----------------- -------------- -------------- --------------- -------------------- ------------

/1/  "Interested  person" of the Fund as defined in the  Investment  Company Act of 1940 by virtue of positions with Thrivent  Financial.  Ms. Moret is considered an interested  person because of her principal occupation with Thrivent Financial, the adviser and an affiliate of the Fund.

/2/ Each Director serves an indefinite term until his or her successor is duly elected and qualified.  The bylaws of the Fund provide that each Director must retire at the end of the year in which the Director attains age 70.

/3/  The Directors other than Ms. Moret are not "interested persons" of the Fund and are referred to as "Independent Directors."

/4/ The "Fund Complex" includes the 11 series of The Lutheran Brotherhood Family of Funds, the 20 series of The AAL Mutual Funds, the 14 series of AAL Variable Product Series Fund, Inc., and the 14 series of LB Series Fund, Inc.

APPENDIX G

                                    SUBADVISER INFORMATION
                                             for
                                    World Growth Portfolio
                          Thrivent Partner Small Cap Value Portfolio

At its meeting on February 11, 2004, the Board of Directors (the "Board") of LB Series Fund,
Inc. (the "Fund"), including a majority of the Independent Directors, voted to approve new subadvisory agreements (each a "Subadvisory Agreement") between the Fund, Thrivent Financial for Lutherans ("Thrivent Financial") and each of the subadvisers (each a "subadviser") set forth below, pursuant to which each subadviser will manage all or a portion of the assets of the World Growth Portfolio or the Thrivent Partner Small Cap Value Portfolio (each, a
"Portfolio").

    Portfolio                                     Subadviser
    World Growth Portfolio                        Mercator Asset Management LP ("Mercator")*
    Thrivent Partner Small Cap Value Portfolio    T.  Rowe  Price  Associates,   Inc.  ("T.  Rowe
                                                  Price")

     *  Mercator will serve as a co-subadviser with T. Rowe Price International, Inc. ("Price
     International"), the existing subadviser to the World Growth Portfolio.

                             The Fund and its Investment Adviser

The Fund has entered into an investment  advisory  agreement (the  "Agreement")  with Thrivent
Financial  dated April 10,  2002,  as amended  February 11, 2004.  Under the  Agreement,  each
Portfolio pays Thrivent Financial a fee as follows:

    Portfolio                                     Advisory Fee (as a percentage of assets)
    World Growth Portfolio                        0.80%
    Thrivent Partner Small Cap Value Portfolio    0.80%

From this fee, Thrivent Financial will pay each subadviser the following fee as a percentage of assets that the respective subadviser manages.

    --------------------------------------------- --------------------- --------------------------

    Portfolio                                     Subadviser                 Subadvisory Fee
    --------------------------------------------- --------------------- --------------------------
    --------------------------------------------- --------------------- ----------------- --------
    World Growth Portfolio                        Mercator              All Assets        0.47%

                                                  Price International   First $20         0.75%
                                                                        million           0.60%
                                                                        Next $30 million  0.50%
                                                                        Next $150
                                                                        million
                                                                        On all assets     0.45%
                                                                        exceeding $500
                                                                        million

    --------------------------------------------- --------------------- ----------------- --------
    --------------------------------------------- --------------------- ----------------- --------
    Thrivent Partner Small Cap Value Portfolio    T. Rowe Price         First $500        0.600%
                                                                        million
                                                                        Assets over       0.545%
                                                                        $500 million
    --------------------------------------------- --------------------- ----------------- --------

On February 19, 2003, the Securities and Exchange Commission granted the Fund and Thrivent
Financial an order exempting them from the federal securities law requirements to obtain approval of the appointment of unaffiliated subadvisers (the "Exemptive Order"), subject to certain conditions imposed to ensure that the interests of shareholders are adequately protected.  At a shareholders meeting held on February 10, 2004, the shareholders of the
Portfolios approved a fundamental change in investment policy allowing Thrivent Financial to enter into and amend subadvisory agreements without shareholder approval.  Under the terms of the Agreement and the Exemptive Order Thrivent Financial will (i) select, subject to review and approval by the Board, the subadvisers based on quantitative and qualitative evaluation of the subadvisers; (ii) review and monitor the performance of the subadvisers on an ongoing basis; and (iii) recommend changes in the subadvisers to the Board as appropriate.  Thrivent Financial will also allocate the assets of the World Growth Fund between Price International and Mercator.

                              Investment Subadvisory Agreements

Each subadviser will serve pursuant to a separate Subadvisory Agreement (a form of which is attached as Exhibit A hereto) that will become effective on April 30, 2004.  Pursuant to the terms of the Subadvisory Agreements, the subadvisers will provide continuous investment management services to the World Growth Portfolio and the Thrivent Partner Small Cap Value
Portfolio, subject to the overall supervision of the Board and Thrivent Financial.

Thrivent Financial intends to initially allocate the World Growth Portfolio's assets substantially equally between Mercator and Price International.  Thrivent Financial will retain the ability to reallocate the assets of the World Growth Portfolio between Mercator and Price International in its discretion.

Each Subadvisory Agreement provides that the subadviser will not be liable for any act or omission in the course of, or connected with, rendering services under the Agreement, except when such services are rendered in bad faith, negligence or reckless disregard of its duties under the Agreement.  The subadviser will, however, indemnify and hold harmless the Trust,
Thrivent Financial, the Board or shareholders from any and all claims, losses, expenses, obligations or liabilities (including reasonable attorneys fees) which arise or result from the subadviser's bad faith, negligence, willful misfeasance or reckless disregard of its duties under the Subadvisory Agreement.

Each Subadvisory Agreement, unless sooner terminated, will remain in effect continuously for two years following its effective date. Thereafter, it would continue to be renewed for successive one-year terms provided that the renewal is specifically approved at least annually by either the Board or a majority of the outstanding shares of the relevant
Portfolio and, in either case, by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of any party to the Subadvisory Agreement.  The Fund may terminate the Subadvisory Agreement by a vote of a majority of the Independent Directors or a majority of its outstanding voting securities at any time on 60 days' written notice to
Thrivent Financial and the subadviser.  Thrivent Financial may terminate the Subadvisory
Agreement upon 60 days' written notice to the subadviser.  The subadviser may terminate the
Subadvisory Agreement at any time upon 60 days' written notice to Thrivent Financial.  A
Subadvisory Agreement will automatically terminate without penalty in the event of its assignment as defined in the 1940 Act.

                         Matters Considered by the Board in Approving
                          the New Investment Subadvisory Agreements

Following its review of the performance of the World Growth Portfolio in 2003, Thrivent
Financial determined that the use of a blended growth and value strategy offered the best opportunity to improve the risk-adjusted returns of the World Growth Portfolio.  Price
International, the current subadviser to the World Growth Portfolio, employs a growth strategy.  Thrivent Financial subsequently evaluated potential value subadvisers based on criteria that included performance, investment strategy, anticipated subadvisory fees, and other factors.  Following this review, Thrivent Financial recommended to the Board, and at a meeting held on February 10-11, 2004, the Board resolved, that  Mercator be engaged to manage a portion of the assets of the World Growth Portfolio.  The Board based its decision on various factors, including but not limited to the following: the potential for improved risk-adjusted performance of the World Growth Portfolio based on a blended growth and value strategy; the investment personnel and portfolio management approach of Mercator; the historical performance of other portfolios managed by Mercator against relevant benchmarks;
and the potential subadvisory fee structure.

Thrivent Financial recommended to the Board in 2003 that s subadviser be engaged to manage the Thrivent Partner Small Cap Value Portfolio following the Reorganization.  Thrivent
Financial subsequently evaluated potential subadvisers for the Thrivent Small Cap Value
Portfolio based on criteria that included performance, investment strategy, anticipated subadvisory fees, and other factors.  Following this review, Thrivent Financial recommended to the Board, and at a meeting held on February 10-11, 2004, the Board resolved, that T.
Rowe Price be engaged to manage the assets of the Thrivent Partner Small Cap Value
Portfolio.  The Board based its decision on several factors, including the investment personnel and portfolio management approach of T. Rowe Price; the historical performance of other portfolios managed by T. Rowe Price against relevant benchmarks; and the potential subadvisory fee structure.

The Board considered the following criteria utilized by Thrivent Financial in recommending subadvisers:

Information about Mercator Asset Management LP

Thrivent Financial has engaged Mercator Asset Management LP, 5200 Town Center Circle, Suite
550, Boca Raton, Florida 33486 to subadvise a portion of the World Growth Portfolio.
Founded in 1984, Mercator manages international equity funds for institutional clients, including corporate and public retirement plans, endowments, and foundations.  As of
December 31, 2003, Mercator managed approximately $6.6 billion in assets including separate accounts, commingled funds and a mutual fund.

Mercator is organized as a limited partnership under the laws of Delaware.  Information about the principal executive officer and each general partner is provided in the following table.  The address of each person listed below is 5200 Town Center Circle, Suite 550, Boca
Raton, Florida 33486.

--------------------------------- ------------------------------- -------------------------------
              Name                    Position with Mercator           Principal Occupation
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
John G. Thompson, CFA             General Partner                 Chief Investment Officer
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Peter F. Spano, CFA               General Partner                 Chief Administrative Officer,
                                                                  Investment Professional
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
James E. Chaney                   General Partner                 Investment Professional
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Kevin J. Shaver, CFA              General Partner                 Investment Professional
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Barbara J. Trebbi, CFA            General Partner                 Investment Professional
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Gary R. Clemons                   Senior Vice President           Investment Professional
--------------------------------- ------------------------------- -------------------------------

Information about other mutual funds managed by Mercator with investment objectives and strategies similar to those of the World Growth Portfolio is provided in the following table.

-------------------------------- ---------------- ----------------------------------- -----------
                                 Net Assets of                                        Fees
                                 Fund as of       Annual Rate of Compensation         Waived or
Name of Fund                     12/31/03         (% of average net assets)           Reduced
-------------------------------- ---------------- ----------------------------------- -----------
-------------------------------- ---------------- ----------------------------------- -----------
Preferred International Value    $391.2 million   First $25 Million    0.75%          No
Fund                                              Next $25 Million     0.60%
                                                  Next $25 Million     0.55%
                                                  Next $225 Million    0.50%
                                                  Next $200 Million    0.40%
                                                  Next $300 Million    0.20%
-------------------------------- ---------------- ----------------------------------- -----------

Mercator has no affiliated brokers through whom trades would be executed on behalf of the
Portfolio.

Information about T. Rowe Price International, Inc.

Thrivent Financial has engaged T. Rowe Price International, Inc., an affiliate of T. Rowe
Price Associates, Inc., located at 100 East Pratt Street, Baltimore, Maryland 21202 to
subadvise a portion of the Thrivent Partner International Stock Portfolio.  Price
International is one of the world's largest international mutual fund asset managers with the U.S. equivalent of approximately $22.9 billion as of December 31, 2003 in its offices in
Baltimore, London, Tokyo, Singapore, Paris, Hong Kong and Buenos Aires.

Information about the principal executive officer and each director of Price International is provided in the following table.  The address of each person listed below is 100 East
Pratt Street, Baltimore, Maryland 21202.

--------------------------------- ------------------------------- -------------------------------
              Name                     Position with Price             Principal Occupation
                                          International
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
David J.L. Warren                 Director, President and Chief   Same
                                  Executive Officer

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
John R. Ford                      Director, Vice President, and   Same
                                  Chief Investment Officer

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
James S. Riepe                    Director                        Vice Chairman of the Board
                                                                  and Director of T. Rowe Price
                                                                  Group, Inc.

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
George A. Roche                   Director                        Chief Financial Officer,
                                                                  Chairman of the Board,
                                                                  Director and President of T.
                                                                  Rowe Price Group, Inc.

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
M. David Testa                    Chairman of the Board and       Vice Chairman of the Board
                                  Director                        and Director of T. Rowe Price
                                                                  Group, Inc.
--------------------------------- ------------------------------- -------------------------------

Information about other mutual funds managed by Price International with investment objectives and strategies similar to those of the Thrivent Partner International Stock
Portfolio is provided in the following table.

---------------------------- ------------------- ------------------------------- ----------------
                                                                                   Net Assets
                                 Investment                                           as of
  Investment Company Name        Objective        Annual Rate of Compensation       12/31/03
-------------------------------------------------------------------------------------------------

                                  T. Rowe Price Mutual Funds:
-------------------------------------------------------------------------------------------------
---------------------------- ------------------- ------------------------------- ----------------

       T. Rowe Price         Long-term growth        .35% (individual fee)       $5,220,282,566
International Funds, Inc.:   of capital                 .32% (group fee)
       T. Rowe Price
 International Stock Fund
---------------------------- ------------------- ------------------------------- ----------------
---------------------------- ------------------- ------------------------------- ----------------

       Institutional         Long-term growth      .70% of average daily net     $1,046,428,948
International Funds, Inc.:   of capital                      assets
    Foreign Equity Fund
---------------------------- ------------------- ------------------------------- ----------------

       T. Rowe Price         Long-term growth    1.05% (Covers both investment    $508,875,583
International Series, Inc.:  of capital          management and operating
       T. Rowe Price                             expenses)
    International Stock
         Portfolio
-------------------------------------------------------------------------------------------------

                    Subadvised Mutual Funds and Variable Annuity Portfolios:
-------------------------------------------------------------------------------------------------
---------------------------- ------------------- ------------------------------- ----------------
                                                 .75% of the first $20 million
John Hancock Variable        Long-term growth     .60% of the next $30 million    $126,689,910
Series Trust I               of capital              .50% above $50 million
International                                       .50% on all assets once
Opportunities Fund                                assets exceed $200 million*
---------------------------- ------------------- ------------------------------- ----------------
---------------------------- ------------------- ------------------------------- ----------------
                             Long-term growth
LB Series Fund, Inc.         of capital          .75% of the first $20 million
World Growth Portfolio                            .60% of the next $30 million    $419,632,678
                                                     .50% above $50 million
Lutheran Brotherhood                                .50% on all assets once
Family of Funds                                   assets exceed $200 million*
Lutheran Brotherhood World
Growth Fund                                                                        $86,663,548

---------------------------- ------------------- ------------------------------- ----------------

Please note that the net asset figures for subadvised funds are based on internal T. Rowe
Price market value records.

*       Price International has agreed to waive its fees so that at $500 million, the
        Sub-Advisory fee would be .45% on all assets.

Price International has no affiliated brokers through whom trades would be executed on behalf of the Portfolios.

Information about T. Rowe Price Associates, Inc.

Thrivent Financial has engaged T. Rowe Price Associates, Inc., 100 East Pratt Street,
Baltimore, Maryland 21202 as investment subadviser for the Thrivent Partner Small Cap Value
Portfolio.  T. Rowe Price has over 67 years of investment management experience.  T. Rowe
Price had approximately $190.0 billion under management as of December 31, 2003.

Information about the principal executive officer and each director of T. Rowe Price is provided in the following table.  The address of each person listed below is 100 East Pratt
Street, Baltimore, Maryland 21202.

--------------------------------- ------------------------------- -------------------------------
              Name                 Position with T. Rowe Price         Principal Occupation
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
George A. Roche                   Director and President          Chief Financial Officer,
                                                                  Chairman of the Board,
                                                                  Director and President of T.
                                                                  Rowe Price Group, Inc.

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Edward C. Bernard                 Director                        Director of t. Rowe Price
                                                                  Group, Inc.

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
James A.C. Kennedy                Director                        Director of T. Rowe Price
                                                                  Group, Inc.

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
William T. Reynolds               Director                        Director of T. Rowe Price
                                                                  Group, Inc.

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
James S. Riepe                    Vice Chairman of the Board      Vice Chairman of the Board
                                  and Director                    and Director of T. Rowe Price
                                                                  Group, Inc.

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
M. David Testa                    Vice Chairman of the Board      Vice Chairman of the Board
                                  and Director                    and Director of T. Rowe Price
                                                                  Group, Inc.

--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Brian C. Rogers                   Chief Investment Officer        Chief Investment Officer and
                                                                  Director of T. Rowe Price
                                                                  Group, inc.
--------------------------------- ------------------------------- -------------------------------

Information about other mutual funds managed by T. Rowe Price with investment objectives and strategies similar to those of the Thrivent Partner Small Cap Value Portfolio is provided in the following table.

-------------------------- ------------------- ------------------------------- -----------------

 Investment Company Name       Investment       Annual Rate of Compensation       Net Assets
                               Objective                                            as of
                                                                                   12/31/03
------------------------------------------------------------------------------------------------

                                  T. Rowe Price Mutual Funds:
-------------------------- ------------------- ------------------------------- -----------------

      T. Rowe Price        Long-term capital       .35% (individual fee)        $3,594,803,939
  Small-Cap Value Fund,          growth               .32% (group fee)
          Inc.
-------------------------- ------------------- ------------------------------- -----------------
------------------------------------------------------------------------------------------------

                   Subadvised Mutual Funds and Variable Annuity Portfolios:
-------------------------- ------------------- ------------------------------- -----------------

  John Hancock Variable    Long-term capital    .60% on first $500 million;      $115,506,877
  Series Trust I: Small          growth           .55% on assets over $500
     Cap Value Fund                                       million*
-------------------------- ------------------- ------------------------------- -----------------
-------------------------- ------------------- ------------------------------- -----------------

  LB Series Fund, Inc.:    Long-term capital                N/A                      N/A
 Thrivent Partner Small          growth
   Cap Value Portfolio
-------------------------- ------------------- ------------------------------- -----------------
-------------------------- ------------------- ------------------------------- -----------------

Manufacturers Investment   Long-term capital    .60% on first $500 million;      $533,241,786
  Trust: Small Company           growth           .55% on assets over $500
       Value Trust                                       million**
-------------------------- ------------------- ------------------------------- -----------------
-------------------------- ------------------- ------------------------------- -----------------

MassMutual Institutional   Long-term capital    .60% on first $500 million;      $103,983,776
 Funds: MassMutual Small         growth           .55% on assets over $500
   Company Value Fund                                     million
-------------------------- ------------------- ------------------------------- -----------------
-------------------------- ------------------- ------------------------------- -----------------

   Northwestern Mutual     Long-term capital         .60% on all assets          $122,039,696
  Series Fund, Inc.: T.          growth
  Rowe Price Small Cap
     Value Portfolio
-------------------------- ------------------- ------------------------------- -----------------

Please  note that the net asset  figures  for  subadvised  funds are based on internal T. Rowe
Price market value records.

*       T. Rowe Price has  proposed  to waive a portion of its  sub-advisory  fees for certain registered  investment  companies  where  it  serves  as  subadviser  to John  Hancock
        Variable  Series Trust I. The fee  reduction  is based on the combined  asset level of the subadvised  portfolios,  and ranges between 0% - 10% of the total subadvisory fees paid.

**      T. Rowe Price has voluntarily agreed to waive a portion of its sub-advisory fees for certain registered investment companies where it serves as subadviser to
        Manufacturers Securities Services, LLC.  The fee reduction is based on the combined asset level of the subadvised portfolios, and ranges between 0% - 10% of the total subadvisory fees paid.

T. Rowe Price has no affiliated brokers through whom trades would be executed on behalf of the Portfolios.

EXHIBIT A

                               Form of Sub-advisory Agreement

                              INVESTMENT SUB-ADVISORY AGREEMENT

                                         By and Among

                               Thrivent Financial for Lutherans
                                             and
                                     LB Series Fund, Inc.
                                             and
                                        [Sub-adviser]

INVESTMENT  SUBADVISORY AGREEMENT,  made as of the ___ day of ________,  200_, (the "Effective
Date") by and among Thrivent  Financial for Lutherans,  a fraternal  benefit society organized and existing  under the laws of the State of Wisconsin  ("Adviser"),  LB Series Fund,  Inc., a
corporation  organized  and existing  under the laws of the State of Minnesota  ("Fund"),  and
__________________________,  a  ______________  organized  and existing  under the laws of the
State of ____________ ("Sub-adviser").

WHEREAS,  Adviser has entered into an Investment  Advisory  Agreement dated as of the ____ day of _________,  200_ ("Advisory  Agreement")  with the Fund, which is engaged in business as an open-end  investment  company  registered under the Investment Company Act of 1940, as amended
("1940 Act"); and

WHEREAS,  the Fund is authorized to issue shares of the _________ Portfolio  ("Portfolio"),  a separate series of the Fund; and

WHEREAS,   Sub-adviser  is  engaged  principally  in  the  business  of  rendering  investment supervisory  management  services  and  is  registered  as an  investment  adviser  under  the
Investment Advisers Act of 1940, as amended ("Advisers Act"); and

WHEREAS,  the Fund and Adviser desire to retain  Sub-adviser as Sub-adviser to furnish certain investment  advisory  services  to Adviser and the  Portfolio  and  Sub-adviser  is willing to furnish such services;

NOW,  THEREFORE,  in  consideration  of the premises and mutual promises herein set forth, the parties hereto agree as follows:

I.      Appointment.  (A) Adviser hereby  appoints  Sub-adviser as its investment  Sub-adviser with  respect  to the  Portfolio  for the  period  and on the  terms set forth in this
        Agreement,  and (B) Sub-adviser  hereby accepts such  appointment and agrees to render the services herein set forth, for the compensation herein provided.

II      Additional  Series.  In the  event  that the Fund  establishes  one or more  series of shares  other  than the  Portfolio  with  respect to which  Adviser  desires to retain
        Sub-adviser to render investment advisory services hereunder,  Adviser shall so notify
        Sub-adviser in writing,  indicating the advisory fee to be payable with respect to the additional  series of shares.  If  Sub-adviser  is willing to render such  services on the terms provided for herein,  it shall so notify Adviser in writing,  whereupon such series shall become a Portfolio hereunder.

III.    Duties of Sub-adviser.

        A.     Sub-adviser is hereby  authorized and directed and hereby agrees to (i) furnish continuously an investment  program for the Portfolio,  and (ii) determine from time to time what  investments  shall be purchased,  sold or exchanged and what portion of the assets of the Portfolio  shall be held  uninvested.  Sub-adviser shall perform these duties  subject  always to (1) the overall  supervision  of
               Adviser and the Board of  Directors of the Fund (the  "Board"),  (2) the Fund's
               Articles and By-laws (as defined below),  as amended from time to time, (3) the stated  investment  objectives,  policies and  restrictions of the Portfolio as set  forth in the  Fund's  then  current  Registration  Statement  (as  defined below),  (4) any  additional  policies or guidelines  established by Adviser or
               Board  that have been  furnished  in  writing to  Sub-adviser,  (5)  applicable provisions of law, including,  without limitation, all applicable provisions of the 1940 Act and the rules and regulations  thereunder,  and (6) the provisions of the Internal  Revenue Code of 1986,  as amended (the "Code")  applicable  to
               "regulated  investment  companies" (as defined in Section 851 of the Code),  as amended from time to time. In accordance  with Section VII,  Sub-Adviser  shall arrange  for  the  execution  of all  orders  for  the  purchase  and  sale  of securities and other investments for the Portfolio's  account and will exercise full  discretion  and act for the  Fund in the  same  manner  and with the same force and effect as the Fund might or could do with respect to such  purchases, sales,  or other  transactions,  as well as with  respect  to all other  things necessary  or  incidental  to the  furtherance  or conduct  of such  purchases, sales, or other transactions,  including without limitation, management of cash balances in the Portfolio.

        B.     Sub-adviser  shall have no responsibility  with respect to maintaining  custody of the Portfolios assets.  Sub-adviser shall affirm security  transactions with central  depositories  and advise the custodian of the Portfolio  ("Custodian")
               or such  depositories  or agents as may be  designated by Custodian and Adviser promptly of each  purchase  and sale of a portfolio  security,  specifying  the name of the  issuer,  the  description  and  amount  or number of shares of the security  purchased,  the market price,  the commission and gross or net price, the trade date and settlement date and the identity of the effecting  broker or dealer.  Sub-adviser  shall from time to time  provide  Custodian  and  Adviser with  evidence  of  authority  of its  personnel  who  are  authorized  to give instructions to Custodian.

        C.     Unless  Adviser  advises  Sub-adviser in writing that the right to vote proxies has been  expressly  reserved to Adviser or the Fund or otherwise  delegated to another  party,  Sub-adviser  shall  exercise  voting  rights  incident  to any securities  held in the Portfolio  without  consultation  with Adviser or Fund, provided that  Sub-adviser will follow any written  instructions  received from
               Adviser or Fund with  respect to voting as to  particular  issues.  Sub-adviser shall  further  respond  to  all  corporate  action  matters  incident  to  the securities  held in the  Portfolio  including,  without  limitation,  proofs of claim in bankruptcy and class action cases and shelf registrations.

        D.     Upon request of Custodian and/or Fund,  Sub-adviser shall provide assistance in connection  with the  determination  of the fair  value  of  securities  in the
               Portfolio for which market quotations are not readily available.

        E.     In the  performance  of its duties  hereunder,  Sub-adviser  is and shall be an
               independent   contractor  and  except  as  expressly  provided  for  herein  or otherwise  expressly  provided or authorized shall have no authority to act for or represent  the Portfolio or the Fund in any way or otherwise be deemed to be an agent of the Portfolio, the Fund or of Adviser.

IV.     Compensation.  For the  services  provided  pursuant  to this  Agreement,  Sub-adviser shall  receive an  investment  management  fee as set forth in  Schedule  1,  attached hereto and  incorporated  herein by  reference.  The  management  fee shall be payable monthly  in arrears to  Sub-adviser  on or before the 10th day of the next  succeeding calendar month. If this Agreement  becomes  effective or terminates  before the end of any month,  the  investment  management  fee for the period from the effective date to the end of such month or from the beginning of such month to the date of  termination, as the case may be,  shall be prorated  according to the  proration  which such period bears to the full month in which such effectiveness or termination occurs.

V.      Expenses.  During  the term of this  Agreement,  Sub-adviser  will  bear all  expenses incurred by it in the performance of its duties  hereunder,  other than those expenses specifically  assumed by the Fund  hereunder.  The Fund shall assume and shall pay all brokers' and  underwriting  commissions  chargeable to the Fund in connection with the securities transactions to which the Portfolio is a party.

VI.     Duties of  Adviser.  Adviser  has  furnished  Sub-adviser  with  copies of each of the following  documents  and will  furnish to  Sub-adviser  at its  principal  office all future  amendments and supplements to such  documents,  if any, as soon as practicable after such documents become available:

               (1)    The Articles of  Incorporation  of the Fund,  as filed with the State of
                      Minnesota,  as in effect on the date hereof and as amended  from time to time ("Articles");

               (2)    The  by-laws of the Fund as in effect on the date  hereof and as amended from time to time ("By-Laws");

               (3)    Certified  resolutions  of the  Board  authorizing  the  appointment  of
                      Adviser  and   Sub-adviser  and  approving  the  form  of  the  Advisory
                      Agreement and this Agreement;

               (4)    The Fund's Registration  Statement under the 1940 Act and the Securities
                      Act of 1933,  as amended  (the "1933  Act") on Form N-1A,  as filed with
                      the  Securities  and  Exchange   Commission   ("SEC")  relating  to  the
                      Portfolio  and its  shares  and all  amendments  thereto  ("Registration
                      Statement");

               (5)    The  Notification of Registration of the Fund under the 1940 Act on Form
                      N-8A as filed with the SEC and any amendments thereto;

               (6)    The Portfolio's most recent prospectus (the "Prospectus"); and

               (7)    Copies of reports made by the Fund to its shareholders.

               Adviser  shall furnish  Sub-adviser  with any further  documents,  materials or information  that  Sub-adviser  may reasonably  request to enable it to perform its duties pursuant to this Agreement.

VII.    Portfolio Transactions.

        A.     Sub-adviser  agrees that,  in executing  portfolio  transactions  and selecting brokers or dealers,  if any, it shall use its best efforts to seek on behalf of the Portfolio the best overall terms  available.  In assessing the best overall terms available for any transaction,  Sub-adviser shall consider all factors it deems  relevant,  including  the  breadth of the market in and the price of the security,  the financial  condition  and execution  capability of the broker or dealer, and the  reasonableness of the commission,  if any, with respect to the specific  transaction  and  on a  continuing  basis.  In  evaluating  the  best overall  terms  available,  and in selecting  the broker or dealer,  if any, to execute a particular  transaction,  Sub-adviser may also consider the brokerage and  research  services  (as those  terms are  defined in Section  28(e) of the
               Securities  Exchange  Act  of  1934,  as  amended  ("1934  Act"))  provided  to
               Sub-adviser  with respect to the  Portfolio  and/or other  accounts  over which
               Sub-adviser   exercises   investment   discretion.   Sub-adviser  may,  in  its
               discretion,  agree to pay a broker or dealer that  furnishes  such brokerage or research  services a higher  commission than that which might have been charged by another  broker-dealer for effecting the same  transactions,  if Sub-adviser determines in good faith that such  commission is reasonable in relation to the brokerage  and research  services  provided by the broker or dealer,  viewed in terms of either that particular transaction or the overall  responsibilities of
               Sub-adviser  with respect to the  accounts as to which it exercises  investment discretion  (as such term is defined under  Section  3(a)(35) of the 1934 Act).
               Sub-adviser  shall,  upon  request  from  Adviser,  provide  such  periodic and special reports  describing any such brokerage and research  services  received and the  incremental  commissions,  net price or other  consideration  to which they relate.

        B.     In no  instance  will  portfolio  securities  be  purchased  from  or  sold  to
               Sub-adviser,  or any affiliated  person thereof,  except in accordance with the federal securities laws and the rules and regulations thereunder.

        C.     Sub-adviser  may  buy  securities  for the  Portfolio  at the  same  time it is selling such  securities for another client account and may sell securities for the  Portfolio  at the time it is buying such  securities  for  another  client
               account.   In  such  cases,   subject  to  applicable   legal  and   regulatory
               requirements,  and in compliance  with such procedures of the Fund as may be in effect  from  time to  time,  Sub-adviser  may  effectuate  cross  transactions between  the  Portfolio  and  such  other  account  if  it  deems  this  to  be advantageous.

        D.     On occasions  when  Sub-adviser  deems the purchase or sale of a security to be in the  best  interest  of the Fund as well as other  clients  of  Sub-adviser,
               Sub-adviser,  to the extent permitted by applicable laws and regulations,  may, but shall be under no obligation  to,  aggregate the securities to be purchased or sold to  attempt  to  obtain  a more  favorable  price  or  lower  brokerage
               commissions  and  efficient  execution.   In  such  event,  allocation  of  the
               securities  so  purchased  or sold,  as well as the  expenses  incurred  in the transaction,  will be made by Sub-adviser in the manner  Sub-adviser  considers to be the most equitable and consistent  with its fiduciary  obligations to the
               Fund and to its other clients.

VIII.   Ownership of Records.  Sub-adviser  shall  maintain all books and records  required to be maintained by  Sub-adviser  pursuant to the 1940 Act and the rules and  regulations promulgated  thereunder with respect to  transactions  on behalf of the Portfolio.  In compliance with the requirements of Rule 31a-3 under the 1940 Act,  Sub-adviser hereby agrees (A) that all records that it maintains  for the  Portfolio  are the property of the Fund, (B) to preserve for the periods  prescribed by Rule 31a-2 under the 1940 Act any records that it maintains  for the Fund and that are required to be  maintained by
        Rule 31a-1 under the 1940 Act, and (C) to  surrender  promptly to the Fund any records that  it  maintains  for  the  Fund  upon  request  by the  Fund;  provided,  however,
        Sub-adviser may retain copies of

IX.     Reports and Meetings.

        A.     Sub-adviser  shall furnish to the Board or Adviser,  or both,  as  appropriate, such information,  reports, evaluations,  analyses and opinions as are required by law or that the Board or Adviser,  as appropriate,  may reasonably  require, including,  without  limitation:  compliance  reporting and certification  with respect to:

               1.     Affiliated Brokerage Transactions
               2.     Affiliated Underwritings
               3.     Cross Transactions
               4.     Prospectus Compliance
               5.     Code of Ethics
               6.     Soft Dollar Usage
               7.     Price Overrides/Fair Valuation Determinations

        B.     Sub-adviser  shall  make  available  in  person  to the  Board  and to  Adviser personnel  of  Sub-adviser  as the Board or Adviser may  reasonably  request to review the  investments  and the  investment  program of the  Portfolio and the services provided by Sub-adviser hereunder.

X.      Services  to  Other  Clients.  Nothing  contained  in this  Agreement  shall  limit or restrict (i) the freedom of Sub-adviser,  or any affiliated person thereof,  to render investment  management  and  corporate  administrative  services  to other  investment companies,  to act as  investment  manager or investment  counselor to other  persons, firms, or  corporations,  or to engage in any other business  activities,  or (ii) the right  of any  director,  officer,  or  employee  of  Sub-adviser,  who may  also be a director,  officer,  or  employee of the Fund,  to engage in any other  business or to devote his or her time and  attention in part to the  management  or other  aspects of any other business, whether of a similar nature or a dissimilar nature.

XI.     Sub-adviser's  Use of the Services of Others.  Sub-adviser  may, at its cost,  employ, retain,  or otherwise  avail itself of the services or  facilities of other persons or organizations  for the purpose of providing  Sub-adviser or the Fund or Portfolio,  as appropriate,  with  such  statistical  and  other  factual  information,  such  advice regarding  economic factors and trends,  such advice as to occasional  transactions in specific securities,  or such other information,  advice, or assistance as Sub-adviser may deem  necessary,  appropriate,  or convenient for the discharge of its obligations hereunder or otherwise  helpful to the Fund or the Portfolio,  as  appropriate,  or in the  discharge of  Sub-adviser's  overall  responsibilities  with respect to the other accounts that it serves as investment manager or counselor.

XII.    Liability  of  Sub-adviser;  Indemnification.  Neither  Sub-adviser  nor  any  of  its
        officers,   directors,   or   employees,   nor  any   person   performing   executive,
        administrative,  trading,  or other  functions  for the Fund,  the  Portfolio  (at the direction or request of Sub-adviser)  or Sub-adviser in connection with  Sub-adviser's discharge of its  obligations  undertaken or  reasonably  assumed with respect to this
        Agreement  (collectively,  "Related  Persons"),  shall be liable  for (i) any error of judgment or mistake of law or for any loss  suffered by the Fund or  Portfolio or (ii)
        any error of fact or  mistake  of law  contained  in any  report or data  provided  by
        Sub-adviser,   except  for  any  error,   mistake  or  loss   resulting  from  willful
        misfeasance,  bad faith,  or  negligence in the  performance  by  Sub-adviser  or such
        Related  Person of  Sub-adviser's  duties on behalf of the Fund or  Portfolio  or from reckless  disregard  by  Sub-adviser  or any such  Related  Person  of the  duties  of
        Sub-adviser  pursuant to this  Agreement  (each of which is referred to as a "Culpable
        Act").

        Notwithstanding  the foregoing,  any stated limitations on liability shall not relieve
        Sub-adviser from any  responsibility or liability  Sub-adviser may have under state or federal  statutes or from  responsibility  or liability for errors in connection  with the execution of trade orders.

        Notwithstanding  the foregoing,  any stated limitations on liability shall not Relieve
        Sub-adviser from any  responsibility or Liability  Sub-adviser may have under state or federal statutes.

        Sub-adviser  shall  indemnify  Adviser and its Related  Persons and hold them harmless from and against any and all  losses,  damages,  costs,  charges,  reasonable  counsel fees, payments,  expenses and liabilities  (collectively,  "Damages") arising directly or indirectly out of or in connection  with the performance of services by Sub-adviser or its Related  Persons  hereunder to the extent such Damages result from any Culpable
        Act of Sub-adviser or its Related Persons.

        Adviser shall indemnify Sudadviser and its Related Persons from and against any
        Damages arising directly or indirectly out of or in connection with the performance of services by Adviser or its Related Persons under this Agreement or the Advisory
        Agreement, in each case, to the extent such Damages result from any willful misfeasance, bad faith, gross negligence or reckless disregard of its duties by
        Adviser or any of its Related Persons.

XIII.   Representations  of  Sub-adviser.  Sub-adviser  represents,  warrants,  and  agrees as follows:

        A.     Sub-adviser  (i) is registered as an investment  adviser under Advisers Act and will  continue to be so  registered  for so long as this  Agreement  remains in effect;  (ii) is not  prohibited  by the  1940  Act or the  Advisers  Act  from performing  the services  contemplated  by this  Agreement;  (iii) has met, and will  continue  to meet for so long as this  Agreement  remains in effect,  any other applicable federal or state requirements,  or the applicable requirements of any regulatory or industry  self-regulatory  agency,  necessary to be met in order to perform the  services  contemplated  by this  Agreement;  (iv) has the authority  to  enter  into  and  perform  the  services  contemplated  by  this
               Agreement;  and (v) will  immediately  notify  Adviser of the occurrence of any event that would disqualify  Sub-adviser from serving as an investment  adviser of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise.

        B.     Sub-adviser  has  adopted a written  code of ethics  (the  "Sub-adviser  Code")
               complying  with the  requirements  of Rule 17j-1  under the 1940 Act, as may be amended  from time to time,  and,  has provided the Adviser and the Fund with a copy of the  Sub-adviser  Code,  together with  evidence of its  adoption.  The
               Sub-adviser  certifies that it has adopted procedures  reasonably  necessary to prevent  access  persons"  as  defined in Rule 17j-1  ("Access  Persons")  from violating  the  Sub-adviser  Code.  On a [quarterly]  basis,  Sub-adviser  will either;  (i) certify to Adviser that  Sub-adviser  and its Access  Persons have complied with Sub-adviser Code with respect to the Portfolio,  or (ii) identify any  material  violations  of the  Sub-adviser  Code which have  occurred  with respect  to the  Portfolio.  In  addition,  Sub-adviser  will  furnish at least annually  to Adviser  and the Board a written  report  that (a)  describes  any issues arising under the  Sub-adviser  Code since the last report to the Board, including,  but not limited to,  information  about material  violations of the
               Sub-adviser  Code with  respect  to the  Portfolio  and  sanctions  imposed  in response to the material  violations and (b) certifies that the Sub-adviser has
               adopted  procedures   reasonably  necessary  to  prevent  Access  Persons  from
               violating the Sub-adviser Code.

        C.     Sub-adviser  has  provided  Adviser and the Fund with a copy of its Form ADV as most  recently  filed with the SEC and,  if not so filed,  the its most  recent
               Part 2 of Form ADV, and will,  promptly  after filing any amendment to its Form
               ADV with the SEC,  and, if not so filed,  any  amendment  to Part 2 of its Form
               ADV, furnish a copy of such amendment to Adviser.

XIV.    Compliance  with  Applicable   Regulations.   In  performing  its  duties   hereunder,
        Sub-adviser shall establish  compliance  procedures (copies of which shall be provided to  Adviser,  and shall be subject  to review  and  approval  by  Adviser)  reasonably calculated  to ensure  compliance at all times with all  applicable  provisions of the
        1940 Act and the  Advisers  Act,  and any rules and  regulations  adopted  thereunder;
        Subchapter  M  of  the  Code;  the  provisions  of  the  Registration  Statement;  the provisions  of the  Articles  and the By-Laws of the Fund,  as the same may be amended from time to time; and any other  applicable  provisions of state,  federal or foreign law.

XV.     Term  of  Agreement.  This  Agreement  shall  become  effective  with  respect  to the
        ______________  Portfolio on the Effective  Date and,  with respect to any  additional
        Portfolio,  on the date of receipt by the  Adviser of notice from the  Sub-adviser  in accordance  with  Section  II  hereof  that  the  Subscriber  is  willing  to serve as
        Sub-adviser  with respect to such  Portfolio.  Unless  sooner  terminated  as provided herein,  this Agreement shall continue in effect for two years from the Effective Date with respect to the  ______________  Portfolio  and,  with respect to each  additional
        Portfolio,  for two years from the date on which this Agreement becomes effective with respect to such  Portfolio.  Thereafter,  this Agreement shall continue in effect from year to year,  with respect to the Portfolio,  subject to the  termination  provisions and all other terms and conditions  hereof, so long as (a) such continuation  shall be specifically  approved  at least  annually  (i) by either the  Board,  or by vote of a majority of the outstanding voting securities of the Portfolio;  (ii) in either event, by the vote,  cast in person at a meeting  called  for the  purpose  of voting on such approval,  of a majority of the Directors of the Fund who are not  interested  persons of any party to this Agreement,  cast in person at a meeting called for the purpose of voting on such  approval;  and (b)  Sub-adviser  shall not have  notified the Fund, in writing,  at  least 60 days  prior  to such  approval  that it does  not  desire  such continuation.  Sub-adviser shall furnish to the Fund, promptly upon its request,  such information  as may reasonably be necessary to evaluate the terms of this Agreement or any extension, renewal, or amendment hereof.

XVI.    Termination  of  Agreement.  Notwithstanding  the  foregoing,  this  Agreement  may be terminated  at any time,  without the payment of any penalty,  by vote of the Board or by a vote of a majority of the  outstanding  voting  securities of the Portfolio on at least 60 days'  prior  written  notice  to  Sub-adviser.  This  Agreement  may also be terminated by Adviser:  (i) on at least 60 days' prior written notice to  Sub-adviser, without the payment of any penalty;  (ii) upon material  breach by  Sub-adviser of any of the representations and warranties set forth in Paragraph 11 of this Agreement,  if such breach  shall not have been cured  within a 20-day  period  after  notice of such
        breach;  or  (iii)  if  Sub-adviser   becomes  unable  to  discharge  its  duties  and
        obligations  under this  Agreement.  Sub-adviser  may terminate  this Agreement at any time,  without  the  payment  of any  penalty,  on at least 60 days'  prior  notice to
        Adviser.   This  Agreement  shall  terminate   automatically   in  the  event  of  its
        "assignment,  as such term is  defined  in the 1940 Act,  or upon  termination  of the
        Advisory Agreement.  Any approval,  amendment, or termination of this Agreement by the holders of a majority of the  outstanding  voting  securities  (as defined in the 1940
        Act) of any  Portfolio  shall  be  effective  to  continue,  amend or  terminate  this
        Agreement with respect to any such Portfolio  notwithstanding (i) that such action has not been approved by the holders of a majority of the  outstanding  voting  securities of any other  Portfolio  affected  thereby,  and/or (ii) that such action has not been approved by the vote of a majority of the outstanding  voting  securities of the Fund, unless such action shall be required by any applicable law or otherwise.

XVII.   Amendments,  Waivers,  etc.  Provisions  of this  Agreement  may be  changed,  waived, discharged or terminated  only by an instrument in writing signed by the party against which  enforcement of the change,  waiver,  discharge or  termination is sought.  This
        Agreement  (including  any  exhibits  hereto)  may be  amended  at any time by written mutual consent of the parties,  subject to the  requirements of the 1940 Act and rules and regulations promulgated and orders granted thereunder.

XVIII.  Notification.   Sub-adviser  will  notify  Adviser  promptly  of  any  change  in  the personnel  of  Sub-adviser  with  responsibility  for making  investment  decisions in relation  to the  Portfolio  or who  have  been  authorized  to give  instructions  to
        Custodian.

XIX.    Miscellaneous.

        A.     Governing  Law. This Agreement  shall be construed in accordance  with the laws of the  State of  Minnesota  without  giving  effect to the  conflicts  of laws principles  thereof and the 1940 Act. To the extent  that the  applicable  laws of the State of Minnesota  conflict with the applicable  provisions of the 1940
               Act, the latter shall control.

        B.     Insurance.   Sub-adviser   agrees  to   maintain   errors  and   omissions   or
               professional  liability  insurance  coverage in an amount that is reasonable in light of the nature and scope of Sub-adviser's business activities.

        C.     Captions.   The  captions   contained  in  this   Agreement  are  included  for
               convenience  of  reference  only and in no way  define  or  delimit  any of the provisions hereof or otherwise affect their construction or effect.

        D.     Entire   Agreement.   This  Agreement   represents  the  entire  agreement  and
               understanding  of the parties hereto and shall  supersede any prior  agreements between the parties  relating to the subject matter hereof,  and all such prior agreements shall be deemed terminated upon the effectiveness of this Agreement.

        E.     Interpretation.  Nothing herein  contained  shall be deemed to require the Fund to take any action  contrary  to its  Articles or  By-Laws,  or any  applicable statutory or  regulatory  requirement  to which it is subject or by which it is bound,  or to  relieve  or  deprive  the  Board of its  responsibility  for and control of the conduct of the affairs of the Portfolio.

        F.     Definitions.  Any question of  interpretation  of any term or provision of this
               Agreement  having  a  counterpart  in or  otherwise  derived  from  a  term  or provision  of the 1940 Act  shall be  resolved  by  reference  to such  term or provision  of the  1940  Act and to  interpretations  thereof,  if any,  by the
               United  States  courts or, in the  absence of any  controlling  decision of any such  court,  by  rules,  regulations,  or  orders  of the SEC  validly  issued pursuant to the 1940 Act. As used in this  Agreement,  the terms  "majority  of the outstanding voting securities,"  "affiliated  person," "interested person,"
               "assignment,"  broker," "investment adviser," "net assets," "sale," "sell," and
               "security"  shall  have the same  meaning  as such  terms have in the 1940 Act, subject  to  such  exemption  as  may be  granted  by  the  SEC  by  any  rule, regulation,  or  order.  Where  the  effect  of a  requirement  of the  federal securities  laws  reflected  in any  provision  of this  Agreement is made less restrictive by a rule,  regulation,  or order of the SEC, whether of special or general  application,  such provision shall be deemed to incorporate the effect of such rule, regulation, or order.

IN WITNESS  WHEREOF,  the parties  hereto have caused this  instrument to be executed by their duly authorized signatories as of the date and year first above written.

                                            THRIVENT FINANCIAL FOR LUTHERANS

Attest:                                     By:
Name:                                       Name:
                                            Title:

                                            LB SERIES FUND, INC.

Attest:                                     By:
Name:                                       Name:
                                            Title:

                                            [SUB-ADVISER]

Attest:                                     By:
Name:                                       Name:
                                            Title:

                                          Schedule I

                                   Dated ____________, 200_

                                      Sub-advisory Fees

                                   _____________ Portfolio

                      Average Daily Assets                Annual Rate
                          $0 - __million                         %
                        $__ to __million                         %
                        Above $__million                        0%

APPENDIX H

                                            Share Ownership Information

On the record date, the directors and officers of the AAL Series Fund as a group owned  beneficially  (meaning they had the power to vote or direct the voting of) less than 1% of the  outstanding  shares of each AAL  Portfolio.  To the best  knowledge  of each AAL  Portfolio,  as of the record  date,  no person,  except as described in the table below, owned beneficially or of record 5% or more of the outstanding shares of an AAL Portfolio.

                                        Name and Address                                                            % of
Portfolio                               of Record Owner                                   Shares Owned       Outstanding
------------------------------------------------------------------------------------------------------------------------
Technology Stock Portfolio              Thrivent Financial for Lutherans                  1,696,450.50            25.05%
                                        625 Fourth Avenue South
                                        Minneapolis, MN  55415

                                        Thrivent Financial for Lutherans - AAL            1,429,475.80            21.11%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - AAL               40,651.34              .60%
                                        Variable Annuity Account II
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - LB               628,285.94             9.28%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent       2,198,364.51            32.46%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent         181,512.47             2.68%
                                        Variable Life Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Life Insurance Company - LBVIP             597,757.33             8.82%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

Small Cap Stock Portfolio               Thrivent Financial for Lutherans                  5,642,098.88            43.38%
                                        625 Fourth Avenue South
                                        Minneapolis, MN  55415

                                        Thrivent Financial for Lutherans - AAL            2,983,454.77            22.94%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - AAL              101,637.50              .78%
                                        Variable Annuity Account II
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - LB               602,860.77             4.64%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent       3,040,019.36            23.37%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent         224,858.13             1.73%
                                        Variable Life Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Life Insurance Company - LBVIP             412,083.99             3.16%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

Small Cap Value Portfolio               Thrivent Financial for Lutherans - AAL              254,742.92            13.98%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - AAL               11,790.65              .65%
                                        Variable Annuity Account II
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - LB               277,279.82            15.22%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent       1,039,380.71            57.05%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent          13,013.68              .71%
                                        Variable Life Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Life Insurance Company - LBVIP             225,797.90            12.39%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

Small Cap Index Portfolio               Thrivent Financial for Lutherans                    524,984.10             2.09%
                                        625 Fourth Avenue South
                                        Minneapolis, MN  55415

                                        Thrivent Financial for Lutherans - AAL           19,882,188.28            79.10%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - AAL              265,177.62             1.06%
                                        Variable Annuity Account II
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - LB               956,446.64             3.80%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent       2,078,920.29             8.27%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent         724,515.40             2.88%
                                        Variable Life Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Life Insurance Company - LBVIP             704,597.63             2.80%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

Mid Cap Stock Portfolio                 Thrivent Financial for Lutherans - AAL            3,253,714.07            42.14%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - AAL               84,852.17             1.10%
                                        Variable Annuity Account II
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - LB               408,057.71             5.28%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent       3,382,924.47            43.81%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent         234,543.32             3.04%
                                        Variable Life Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Life Insurance Company - LBVIP             358,030.88             4.63%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

Mid Cap Index Portfolio                 Thrivent Financial for Lutherans - AAL            2,144,232.88            29.43%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - AAL               76,659.25             1.05%
                                        Variable Annuity Account II
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - LB             1,229,770.71            16.88%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent       2,758,598.46            37.86%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent         119,033.71             1.64%
                                        Variable Life Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Life Insurance Company - LBVIP             957,154.93            13.14%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

International Portfolio                 Thrivent Financial for Lutherans                  1,174,514.46             9.54%
                                        625 Fourth Avenue South
                                        Minneapolis, MN  55415

                                        Thrivent Financial for Lutherans - AAL            5,619,874.16            45.68%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - AAL             180.,090.53             1.46%
                                        Variable Annuity Account II
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - LB               443,808.63             3.61%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent       4,026,271.16            32.73%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent         527,828.38             4.29%
                                        Variable Life Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Life Insurance Company - LBVIP             330,582.82             2.69%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

Capital Growth Portfolio                Thrivent Financial for Lutherans - AAL            9,838,830.24            27.14%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - AAL              609,278.04             1.68%
                                        Variable Annuity Account II
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - LB             3,499,266.36             9.65%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent      18,821,276.67            51.91%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent         664,062.35             1.83%
                                        Variable Life Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Life Insurance Company - LBVIP           2,823,952.86             7.79%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

Large Company Index Portfolio           Thrivent Financial for Lutherans - AAL           29,696,234.78            79.67%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - AAL              483,600.05             1.30%
                                        Variable Annuity Account II
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - LB             1,424,070.22             3.82%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent       3,562,991.96             9.56%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent       1,062,366.97             2.85%
                                        Variable Life Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Life Insurance Company - LBVIP           1,043,301.40             2.80%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

Real Estate Securities Portfolio        Thrivent Financial for Lutherans - AAL              581,961.14            11.79%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - AAL               35,243.34              .72%
                                        Variable Annuity Account II
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - LB             1,010,407.09            20.47%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent       2,507,719.58            50.80%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent          23,119.13              .47%
                                        Variable Life Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Life Insurance Company - LBVIP             777,588.64            15.75%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

Balanced Portfolio                      Thrivent Financial for Lutherans - AAL           41,863,369.59            83.59%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - AAL              675,440.96             1.35%
                                        Variable Annuity Account II
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - LB             1,484,964.19             2.97%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent       4,438,537.64             8.86%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent         460,223.86              .92%
                                        Variable Life Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Life Insurance Company - LBVIP           1,157,668.06             2.31%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

High Yield Bond Portfolio               Thrivent Financial for Lutherans                    781,470.10             6.44%
                                        625 Fourth Avenue South
                                        Minneapolis, MN  55415

                                        Thrivent Financial for Lutherans - AAL            4,095,037.76            33.79%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - AAL              288,940.09             2.38%
                                        Variable Annuity Account II
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - LB             1,443,365.70            11.91%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent       4,291,709.43            35.41%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent         178,499.45             1.47%
                                        Variable Life Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Life Insurance Company - LBVIP           1,041,875.92             8.60%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

Bond Index Portfolio                    Thrivent Financial for Lutherans - AAL           12,217,351.45            51.40%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - AAL              279,112.61             1.17%
                                        Variable Annuity Account II
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - LB             2,419,783.64            10.18%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent       7,095,720.21            29.85%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent         167,477.69              .71%
                                        Variable Life Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Life Insurance Company - LBVIP           1,589,850.13             6.69%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

Mortgage Securities Portfolio           Thrivent Financial for Lutherans - AAL              292,191.68             9.15%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - AAL               27,950.64              .88%
                                        Variable Annuity Account II
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - LB               551,346.70            17.26%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent       1,977,585.22            61.92%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent          13,489.60              .42%
                                        Variable Life Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Life Insurance Company - LBVIP             331,165.21            10.37%
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

On the record date,  no person owned  beneficially  or of record any shares of the New Thrivent  Portfolios,  which were organized  solely for the purpose of continuing  the business of their  corresponding  AAL  Portfolio.  On the record date, the directors and officers of the Thrivent Series Fund as a group owned  beneficially  less than 1% of the  outstanding  shares of the World Growth  Portfolio.  As of the record date, no person,  except as set forth in the table  below,  was know to own  beneficially  or of record  5% or more of the  outstanding  shares of the World
Growth Portfolio.

                                        Name and Address                                                     % of
Portfolio                               of Record Owner                               Shares Owned    Outstanding
-----------------------------------------------------------------------------------------------------------------
World Growth Portfolio                  Thrivent Financial for Lutherans              960,728.24        2.38
                                        625 Fourth Avenue South
                                        Minneapolis, MN  55415

                                        Thrivent Financial for Lutherans - AAL        242,354.54        .60
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - AAL        19,204.07         .05
                                        Variable Annuity Account II
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - LB         21,453,331.08     53.12
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent   1,680,497.61      4.16
                                        Variable Insurance Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent   3,264,161.22      8.08
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Financial for Lutherans - Thrivent      23,486.97       .06
                                        Variable Life Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Life Insurance Company - LBVIP       11,620,129.86     28.77
                                        Variable Annuity Account I
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

                                        Thrivent Life Insurance Company - LBVIP       1,121,326.28      2.78
                                        Variable Insurance Account
                                        625 Fourth Avenue South
                                        Minneapolis, MN 55415

[Outside back cover of proxy and prospectus]

The following  documents  contain  additional  information  about the AAL  Portfolios  and are incorporated  into this proxy  statement and prospectus by reference.  To obtain copies of the documents without charge,  write the AAL Series Fund at 625 Fourth Avenue South,  Minneapolis,
Minnesota 55415 or call 1-800-847-4836.

o       The AAL Series Fund prospectus dated April 30, 2003, as supplemented.
o       The AAL Series Fund Statement of Additional Information dated April 30, 2003.
o       The AAL Series Fund Annual Report dated December 31, 2003.

The following  documents contain additional  information about the Thrivent Portfolios and are incorporated into this proxy statement and prospectus by reference.

o       The prospectus of the World Growth  Portfolio  dated April 30, 2003, as  supplemented, accompanies this proxy statement and prospectus as Appendix B.
o       The prospectus of each New Thrivent  Portfolio dated February 1, 2004, as supplemented
        February 12, 2004,  accompanies this proxy statement and prospectus as Appendix C.
o       Management's  Discussion of Fund Performance and the Financial Highlights of the World
        Growth  Portfolio  from the most recent Annual  Report for the Thrivent  Series
        Fund accompanies this proxy statement and prospectus as Appendix D.
o       The  Statement  of  Additional  Information  relating  to  this  proxy  statement  and prospectus dated March 3, 2004.
o       The Statement of Additional  Information  for the World Growth  Portfolio  dated April
        30, 2003.
o       The Statement of Additional Information of the New Thrivent Portfolios dated February
        1, 2004, as supplemented February 12, 2004.

To obtain copies of the above  documents,  without  charge,  write the Thrivent Series Fund at
625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call 1-800-847-4836.

The above  documents  relating to the AAL  Portfolios  and the Thrivent  Portfolios  have been filed with the  Securities  and  Exchange  Commission  (the "SEC").  You may obtain  copies by accessing  the SEC's Web site at  http://www.sec.gov.  For a  prescribed  fee,  you may obtain copies of these  documents by sending an email  request to  publicinfo@sec.gov  or writing to:
Public  Reference  Room, U.S.  Securities and Exchange  Commission,  450 5th Street,  NW, Room
1300, Washington, D.C. 20549.

1940 Act File No. 811-8662 - AAL Variable Product Series Fund, Inc.
1940 Act File No. 811-4603 - Thrivent Series Fund, Inc.

                        PART B - STATEMENT OF ADDITIONAL INFORMATION

                                        MARCH 3, 2004

                           AAL VARIABLE PRODUCT SERIES FUND, INC.
                                   625 Fourth Avenue South
                                Minneapolis, Minnesota 55415
                                       1-800-847-4836

                                    LB SERIES FUND, INC.
                                   625 Fourth Avenue South
                                Minneapolis, Minnesota 55415
                                       1-800-847-4836

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement and Prospectus dated March 3, 2004 for the Special
Meeting of Shareholders to be held on April 7, 2004.  The Proxy Statement and Prospectus describes proposed Agreements and Plans of Reorganization between AAL Variable Product
Series Fund, Inc. and LB Series Fund, Inc., which provide that shares of each of the
Technology Stock Portfolio, Small Cap Stock Portfolio, Small Cap Value Portfolio, Small Cap
Index Portfolio, Mid Cap Stock Portfolio, Mid Cap Index Portfolio, International Portfolio,
Capital Growth Portfolio, Large Company Index Portfolio, Real Estate Securities Portfolio,
Balanced Portfolio, High Yield Bond Portfolio, Bond Index Portfolio and Mortgage Securities
Portfolio (each an "AAL Portfolio" and collectively the "AAL Portfolios"), each a series of
AAL Variable Product Series Fund, Inc., will be exchanged for shares of comparable series of the LB Series Fund (each an "LB Portfolio" and collectively the "LB Portfolios").

Copies of the Proxy Statement and Prospectus may be obtained at no charge by writing to
Thrivent Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or by
calling 1-800-874-4836.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement and
Prospectus.

This Statement of Additional Information consists of this cover page and the following documents:

o   The Statement of Additional Information dated April 30, 2003 of LB Series Fund,
    Inc., included in Post-Effective Amendment No. 28 to the Registration Statement on Form
    N-1A of LB Series Fund, Inc. previously filed via EDGAR on April 28, 2003 (SEC File No.
    033-03677), and incorporated by reference herein.

o   The audited financial statements of the World Growth Portfolio included in the
    Annual Report of LB Series Fund, Inc. for the fiscal year ended December 31, 2003, previously filed via EDGAR on Form N-CSR on February 24, 2004 (SEC File No. 811-04603),
    and incorporated by reference herein.

o   The Statement of Additional Information dated April 30, 2003 of AAL Variable
    Product Series Fund, Inc., included in Post-Effective Amendment No. 17 to the
    Registration Statement on Form N-1A of AAL Variable Product Series Fund, Inc.
    previously filed via EDGAR on April 28, 2003 (SEC File No. 033-82056), and incorporated by reference herein.

o   The audited financial statements of the AAL Portfolios included in the Annual
    Report of AAL Variable Product Series Fund, Inc. for the fiscal year ended December 31,
    2003, previously filed via EDGAR on Form N-CSR on February 24, 2004 (SEC File No.
    811-08662), and incorporated by reference herein.

o   The pro forma financial statements of the World Growth Portfolio giving effect to the proposed reorganization.  Pro forma financial statements relating to the reorganization of the following AAL Portfolios into corresponding LB Portfolios have not been prepared because in each case, the AAL Portfolio is being reorganized into a newly created LB Portfolio that was created to continue the operations of the corresponding AAL Portfolio: Technology Stock Portfolio, Small Cap Stock Portfolio,
    Small Cap Value Portfolio, Small Cap Index Portfolio, Mid Cap Stock Portfolio, Mid Cap
    Index Portfolio, Capital Growth Portfolio, Large Company Index Portfolio, Real Estate
    Securities Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Bond Index
    Portfolio and Mortgage Securities Portfolio.

Statement of Asset and Liabilities
as of December 31, 2003
                                                   International World Growth    Pro-Forma      Pro-Forma
                                                      Portfolio    Portfolio    Adjustments     Combined
Assets
Investments in unaffiliated issuers at cost          $98,799,267  $415,411,257                $514,210,524
Investments at value                                 112,955,053   434,154,614                 547,109,667

Cash                                                           0     1,494,789                   1,494,789
Dividends and Interest Receivable                        203,043       765,691                     968,734
Receivable for fund shares sold                          522,471       182,492                     704,963
Receivable for forward contracts                       3,794,246                                 3,794,246
Receivable from affiliate                                               37,450                      37,450
Prepaid expense                                            2,067         6,639                       8,706
-----------------------------------------------------------------------------------------------------------
 Total Assets                                        117,476,880  436,641,675                  554,118,555
===========================================================================================================

Liabilities
Payable for investment purchased                       4,245,054        64,330                   4,309,384
Accrued expenses                                          19,186        37,230                      56,416
Payable upon return of securities loaned               3,257,827    15,627,225                  18,885,052
Payable for fund shares redeemed                          55,029       200,713                     255,742
Payable for forward contracts                          3,780,032                                 3,780,032
Payable to affiliate                                      61,892                                    61,892
-----------------------------------------------------------------------------------------------------------
Total Liabilities                                     11,419,020    15,929,498                  27,348,518
===========================================================================================================

Net Assets
Capital stock                                        127,678,732   495,006,651                 622,685,383
Undistributed net investment income                     (189,779)    6,011,110                   5,821,331
Undistributed net realized gain (loss)               (35,607,384)  (97,117,088)               (134,724,472)
Net unrealized appreciation/depreciation
       on investments                                 14,155,786    18,743,357                  32,899,143
       on foreign currency forward contracts              14,214                                    14,214
       on foreign currency transactions                    6,291        68,147                      74,438
-----------------------------------------------------------------------------------------------------------
Total Net Assets                                    $106,057,860  $420,712,177                $526,770,037
===========================================================================================================

Capital Shares Outstanding                            11,588,773    39,601,942  (1,605,470)/1/  49,585,245
===========================================================================================================

Net Asset Value Per Share                               $9.15        $10.62                         $10.62
===========================================================================================================

/1/ The adjustment is necessary to reflect capital shares outstanding post-reorganization.

Statement of Operations
For the year ended December 31, 2003
                                      International           World Growth     Pro-Forma Pro-Forma
                                        Portfolio              Portfolio     Adjustments  Combined
Investment Income
Dividends                               $1,631,501             $8,246,986                $9,878,487
Interest                                    30,786                126,318                   157,104
Income from securities loaned                  554                  2,424                     2,978
Foreign dividend withholding              (196,055)            (1,043,693)                (1,239,748)
----------------------------------------------------------------------------------------------------
     Total Investment  Income            1,466,786              7,332,035                 8,798,821
====================================================================================================

Expenses
Advisor fee                                259,847              1,204,354      $(3,035)   1,461,166   (1)
Sub advisor fees                           327,147              1,720,511       39,722    2,087,380
Administrative Services and Pricing         57,733                 64,183       63,327      185,243   (2)
Fees
Audit and Legal Fees                        31,207                 22,628      (18,835)      35,000   (3)
Custody fees                                84,141                232,301      (25,568)     290,874   (4)
Printing and postage                        28,746                 44,614       (3,360)      70,000   (5)
Director fees and insurance expenses         6,737                 12,844          419       20,000   (6)
Other expenses                                 985                  2,586          (71)       3,500   (7)
---------------------------------------------------------------------------------------------------
     Total Expenses Before                 796,543              3,304,021       52,599    4,153,163
     Reimbursement
====================================================================================================

Less:
     Fees paid indirectly                       (9)                  (175)         184            0
     Reimbursement from Advisor           (195,798)              (378,981)     574,779            0
----------------------------------------------------------------------------------------------------

     Total Net Expenses                    600,736              2,924,865      627,562    4,153,163
====================================================================================================

Net Investment Income                     $866,050             $4,407,170    $(627,562)  $4,645,658
====================================================================================================

Average Net Assets                      73,374,250            344,101,765               417,476,015

Net Expense Ratio                         0.82%                  0.85%                     0.99%

Gross Expense Ratio                       1.09%                  0.96%                     0.99%

(1) assumes 0.35% advisory fee.
(2) assumes fund accounting fees of $50,000 and $10,000 in pricing fees and 3 basis point admin fee.
(3) assume $25,000 for audit and tax services and $10,000 for legal
(4)  assumes 1/20th of a basis point for custody and $15 average trade fee in foreign countries
(5) assumes current printing and postage rate multiplied by number of pages.
(6) assumes combined expenses of existing funds adjusted for slight increase.
(7) assumes combined expenses of existing funds adjusted for slight increase.

                                LB Series Fund World Growth Portfolio
                           Schedule of Investments as of December 31, 2003

                                                                 LB Series Fund        AAL Variable
                                                                  World Growth      Product Series Fund
                                                                   Portfolio       International Portfolio
Pro-Forma                                       Pro-Forma
 Combined                                        Combined
   Shares   Common Stock - 96.9%                   Value      Shares     Value     Shares     Value
   Australia - 1.5%
    475,019 BHP Billiton, Ltd.                  $4,323,847    307,442 $2,798,482   167,577 $1,525,365
    145,000 Coles Myer, Ltd.                       825,665    145,000    825,665         0          0
    327,895 News Corporation, Ltd.               2,479,224    327,895  2,479,224         0          0
               Total Australia                   7,628,736             6,103,371            1,525,365

   Belgium - 0.6%
     96,780 Dexia SA                             1,673,801     96,780  1,673,801         0          0
     32,090 Fortis (Amsterdam Exchange)            648,110     32,090    648,110         0          0
     19,899 Fortis                                 401,411     19,899    401,411         0          0
     12,008 UCB SA                                 452,723     12,008    452,723         0          0
                               Total Belgium     3,176,045             3,176,045                    0

   Brazil - 0.9%
     12,186 Banco Itau Holding Financeira SA ADR   594,311          0          0    12,186    594,311
     15,500 Companhia Brasileira de Distribuicao   389,825     15,500    389,825         0          0
            Grupo Pao de Acucar ADR
     36,200 Companhia de Bebidas ADR               923,462     36,200    923,462         0          0
     37,103 Petroleo Brasileiro ADR              1,084,892          0          0    37,103  1,084,892
     74,490 Petroleo Brasileiro
             SA - Petrobras ADR                  1,985,903     74,490  1,985,903         0          0
                  Total Brazil                   4,978,393             3,299,190            1,679,203

   Canada - 0.2%
     13,580 Alcan, Inc.                            636,494     13,580    636,494         0          0
     10,760 Royal Bank of Canada                   514,562     10,760    514,562         0          0
                  Total Canada                   1,151,056             1,151,056                    0

   Denmark - 0.5%
     59,483 Novo Nordisk A/S                     2,423,374     59,483  2,423,374         0          0
                  Total Denmark                  2,423,374             2,423,374                    0

   Finland - 1.0%
    308,132 Nokia Oyj                           $5,264,634    308,132 $5,264,634         0         $0
                  Total Finland                  5,264,634             5,264,634                    0

   France - 14.7%
     35,335 Accor SA                             1,601,619          0          0    35,335  1,601,619
     49,273 Aventis SA                           3,266,574     49,273  3,266,574         0          0
    124,972 Axa                                  2,686,078    124,972  2,686,078         0          0
    121,208 Banque Nationale de Paris            7,658,930    121,208  7,658,930         0          0
     29,935 Bouygues SA                          1,048,945          0          0    29,935  1,048,945
     27,067 Carrefour SA                         1,490,102          0          0    27,067  1,490,102
     51,504 Compagnie de Saint-Gobain            2,528,003     51,504  2,528,003         0          0
    128,410 Credit Agricole SA                   3,067,226    128,410  3,067,226         0          0
    193,146 France Telecom SA                    5,518,109    138,900  3,968,321    54,246  1,549,788
      3,670 Groupe Danone                          599,014      3,670    599,014         0          0
     15,794 Hermes International                 3,063,524     15,794  3,063,524         0          0
     39,924 L'Oreal SA                           3,279,277     27,017  2,219,122    12,907  1,060,155
     17,437 Lafarge SA                           1,559,096      5,055    451,983    12,382  1,107,113
     41,747 LVMH Moet Hennessy Louis Vuitton SA  3,049,537     41,747  3,049,537         0          0
     24,114 Pinault-Printemps-Redoute SA         2,337,479      7,265    704,229    16,849  1,633,250
      8,903 Renault SA                             615,412      8,903    615,412         0          0
     76,935 Sanofi-Synthelabo SA                 5,817,239     76,935  5,817,239         0          0
     40,255 Schneider Electric SA                2,638,952     40,255  2,638,952         0          0
     12,484 Societe Generale                     1,105,587     12,484  1,105,587         0          0
    134,915 Societe Television Francaise 1       4,723,931    134,915  4,723,931         0          0
     72,831 Sodexho Alliance SA                  2,206,197     72,831  2,206,197         0          0
     48,400 Thomson Multimedia SA                1,036,235     48,400  1,036,235         0          0
     82,053 Total SA                            15,223,905     68,104 12,635,843    13,949  2,588,062
     20,883 Valeo SA                               836,914          0          0    20,883    836,914
     30,553 Vivendi Universal SA                   743,554     30,553    743,554         0          0
                     Total France               77,701,439            64,785,491           12,915,948

   Germany - 3.8%
     10,385 Adidas-Salomon AG                    1,182,853          0          0    10,385  1,182,853
     29,703 Allianz AG                           3,770,842     10,861  1,378,821    18,842  2,392,021
     19,672 Bayer AG                               577,716     19,672    577,716         0          0
     32,726 Bayerische Hypo-Und Vereinsbank AG     761,759     32,726    761,759         0          0
     24,245 Bayerische Motoren Werke AG          1,123,870          0          0    24,245  1,123,870
     16,357 Celesia AG                             793,298     16,357    793,298         0          0
     31,447 Deutsche Bank AG                    $2,589,868     31,447 $2,589,868         0         $0
      8,190 Deutsche Boerse AG                     448,249          0          0     8,190    448,249
     14,895 E.ON AG                                972,817     14,895    972,817         0          0
      8,181 Hypo Real Estate Holding AG            204,215      8,181    204,215         0          0
     14,849 Rhoen-Klinikum AG                      833,477     14,849    833,477         0          0
      6,900 SAP AG                               1,142,481      6,900  1,142,481         0          0
     43,474 Siemens AG                           3,468,746     10,090    805,071    33,384  2,663,675
     38,358 Volkswagen AG                        2,140,287          0          0    38,358  2,140,287
                     Total Germany              20,010,478            10,059,523            9,950,955

   Hong Kong - 1.8%
    138,000 Cheung Kong Holdings, Ltd.           1,099,018    138,000  1,099,018         0          0
  1,034,000 China Life Insurance Company           845,729  1,034,000    845,729         0          0
    571,500 China Mobile (Hong Kong), Ltd.       1,758,808    571,500  1,758,808         0          0
    541,000 Hong Kong & China Gas Company, Ltd.    827,416    541,000    827,416         0          0
    141,000 Hutchison Whampoa, Ltd.              1,040,470          0          0   141,000  1,040,470
    328,000 Sun Hung Kai Properties, Ltd.        2,720,158    196,000  1,625,460   132,000  1,094,698
    165,500 Swire Pacific, Ltd.                  1,023,249          0          0   165,500  1,023,249
                     Total Hong Kong             9,314,848             6,156,431            3,158,417

   Israel - 0.1%
     19,515 Check Point Software Technologies, Ltd. 328,242    19,515    328,242         0          0
                     Total Israel                   328,242              328,242                    0

   Italy - 5.6%
    211,310 Alleanza Assicurazioni SPA           2,317,960    211,310  2,317,960         0          0
    801,224 Banca Intesa SPA                     3,141,429    228,087    894,281   573,137  2,247,148
     49,700 Banco Popolare di Verona e Novara Scrl 842,361     49,700    842,361         0          0
    407,753 Eni SPA                              7,727,352    274,955  5,210,689   132,798  2,516,663
    118,394 Fiat SPA                               907,966          0          0   118,394    907,966
    267,859 Mediaset SPA                         3,190,049     74,626    888,753   193,233  2,301,296
    106,625 Mediolanum SPA                         841,259    106,625    841,259         0          0
    470,560 Telecom Italia Mobile SPA            2,558,165    470,560  2,558,165         0          0
    585,754 Telecom Italia SPA                   1,736,279    585,754  1,736,279         0          0
    745,666 Telecom Italia SPA                   1,518,984    745,666  1,518,984         0          0
    864,632 UniCredito Italiano SPA              4,674,117    864,632  4,674,117         0          0
                    Total Italy                 29,455,921            21,482,848            7,973,073

   Japan - 18.4%
    105,000 Bridgestone Corporation             $1,420,693          0         $0   105,000 $1,420,693
     66,000 Canon, Inc.                          3,138,579     46,000  2,187,494    20,000    951,085
     61,000 Credit Saison Company, Ltd.          1,383,231     61,000  1,383,231         0          0
     72,000 Dai Nippon Printing Company, Ltd.    1,016,911     72,000  1,016,911         0          0
     48,500 Daito Trust Construction Company,
              Ltd.                               1,444,980     48,500  1,444,980         0          0
    147,000 Daiwa House Industry Company, Ltd.   1,576,285    147,000  1,576,285         0          0
    311,000 Daiwa Securities Group, Inc.         2,141,586    311,000  2,141,586         0          0
    129,300 Denso Corporation                    2,557,650     57,600  1,139,371    71,700  1,418,279
     14,200 Fanuc, Ltd.                            856,304     14,200    856,304         0          0
        185 Fuji Television Network, Inc.        1,010,825        185  1,010,825         0          0
     65,000 Fujisawa Pharmaceutical Company, Ltd.1,385,882     65,000  1,385,882         0          0
     10,300 Funai Electric Company, Ltd.         1,417,957     10,300  1,417,957         0          0
     81,700 Honda Motor Company                  3,670,011     57,200  2,569,457    24,500  1,100,554
      9,500 Hoya Corporation                       873,510      9,500    873,510         0          0
     36,000 Ito-Yokado Company, Ltd.             1,142,014          0          0    36,000  1,142,014
      4,500 Keyence Corporation                    950,582      4,500    950,582         0          0
    117,000 Kirin Brewery Coompany, Ltd.         1,000,436    117,000  1,000,436         0          0
     11,700 Kyocera Corporation                    782,259     11,700    782,259         0          0
    101,700 MARUI Company, Ltd.                  1,290,356    101,700  1,290,356         0          0
    176,000 Matsushita Electric Industrial
             Company, Ltd.                       2,449,191          0          0   176,000  2,449,191
    129,000 Mitsubishi Corporation               1,375,114    129,000  1,375,114         0          0
    337,000 Mitsubishi Estate Company, Ltd.      3,217,059    189,000  1,804,226   148,000  1,412,833
    203,000 Mitsubishi Heavy Industries, Ltd.      565,835    203,000    565,835         0          0
        199 Mitsubishi Tokyo Financial Group,
              Inc.                               1,551,650          0          0       199  1,551,650
    370,000 Mitsui Fudosan Company, Ltd.         3,358,939    370,000  3,358,939         0          0
    202,000 Mitsui Trust Holdings, Inc.          1,141,069    202,000  1,141,069         0          0
     16,800 Murata Manufacturing Company, Ltd.     912,742          0          0    16,800    912,742
     50,000 NEC Corporation                        370,981     50,000    370,981         0          0
        254 Nippon Telegraph & Telephone         1,238,907        254  1,238,907         0          0
            Corporation
    274,700 Nissan Motor Company, Ltd.           3,098,038     86,900    980,049   187,800  2,117,989
    283,000 Nomura Holdings, Inc.                4,802,363    283,000  4,802,363         0          0
      1,816 NTT DoCoMo, Inc.                     4,152,659      1,459  3,336,305       357    816,354
    173,000 OJI Paper Company, Ltd.              1,119,281    173,000  1,119,281         0          0
    149,000 Oki Electric Industry Company, Ltd.    586,726    149,000    586,726         0          0
     19,800 ORIX Corporation                     1,642,186      6,600    547,395    13,200  1,094,791
     23,230 Rohm Company, Ltd.                   2,735,642     18,600  2,190,398     4,630    545,244
    102,000 Secom Company, Ltd.                  3,828,018    102,000  3,828,018         0          0
    129,000 Sekisui House, Ltd.                  1,341,504    129,000  1,341,504         0          0
    101,000 Seven-Eleven Japan Company, Ltd.     3,087,467    101,000  3,087,467         0          0
     50,100 Shin-Etsu Chemical Company, Ltd.     2,056,846     25,700  1,055,109    24,400  1,001,737
     10,600 SMC Corporation                     $1,320,599     10,600 $1,320,599         0         $0
     26,800 Sony Corporation                       928,799     26,800    928,799         0          0
     66,000 Sumitomo Corporation                   494,376     66,000    494,376         0          0
  1,035,000 Sumitomo Metal Industries            1,028,246  1,035,000  1,028,246         0          0
        474 Sumitomo Mitsui Financial Group,
              Inc.                               2,562,547        474  2,562,547         0          0
     96,000 Suzuki Motor Corporation             1,424,806     96,000  1,424,806         0          0
     15,100 Takeda Chemical Industries, Ltd.       600,615     15,100    600,615         0          0
      7,400 TDK Corporation                        532,230          0          0     7,400    532,230
    270,000 Teijin, Ltd.                           795,704    270,000    795,704         0          0
     26,700 Toyoda Gosei Company, Ltd.             774,412     26,700    774,412         0          0
     61,000 Toyota Motor Corporation             2,086,422     61,000  2,086,422         0          0
        823 UFJ Holdings, Inc.                   4,015,655        594  2,898,298       229  1,117,357
     61,000 Uniden Corporation                   1,123,905     61,000  1,123,905         0          0
        992 Vodafone Holdings K.K.               2,685,130        992  2,685,130         0          0
     70,100 Yamanouchi Pharmaceutical Company,   2,186,239     70,100  2,186,239         0          0
            Ltd.
     71,000 Yamato Transport Company, Ltd.         840,029     71,000    840,029         0          0
                    Total Japan                 97,091,982            77,507,239           19,584,743

   Malaysia - 0.2%
     88,200 Malayan Banking Berhad                 223,996          0          0    88,200    223,996
    615,000 Narra Industries Bhd                   715,342    615,000    715,342         0          0
     89,400 Resorts World Berhad                   237,265          0          0    89,400    237,265
                    Total Malaysia               1,176,603               715,342              461,261

   Mexico - 1.5%
     62,300 America Movil SA de CV ADR           1,703,282     62,300  1,703,282         0          0
     53,216 Cemex SA de CV ADR                   1,394,259          0          0    53,216  1,394,259
    293,000 Fomento Economico Mexicano SA de CV  1,081,544    293,000  1,081,544         0          0
  1,693,700 Grupo Financiero BBVA Bancomer SA de 1,446,924  1,693,700  1,446,924         0          0
            CV
     11,854 Grupo Televisa SA                      472,500          0          0    11,854    472,500
    720,108 Wal-Mart de Mexico SA de CV          2,052,544    575,138  1,639,332   144,970    413,212
                    Total Mexico                 8,151,053             5,871,082            2,279,971

   Netherlands - 4.4%
      5,080 Akzo Nobel NV                          194,612      5,080    194,612         0          0
    121,970 ASM Holding NV                       2,441,646    121,970  2,441,646         0          0
     18,361 Heineken NV                            699,191          0          0    18,361    699,191
    185,934 ING Groep NV                         4,351,531    185,934  4,351,531         0          0
     62,200 Koninklijke (Royal) KPN NV             481,281     62,200    481,281         0          0
    253,800 Koninklijke (Royal) KPN NV           1,963,813    253,800  1,963,813         0          0
    132,262 Koninklijke (Royal) Philips
              Electronics NV                    $3,869,297    132,262 $3,869,297         0         $0
     73,050 Koninklijke Numico N.V.              2,018,826     73,050  2,018,826         0          0
    103,250 Reed Elsevier NV                     1,280,376    103,250  1,280,376         0          0
     26,858 Royal Dutch Petroleum Company        1,406,454     26,858  1,406,454         0          0
    114,685 VNU NV                               3,623,687     44,864  1,417,562    69,821  2,206,125
     68,110 Wolters Kluwer NV                    1,065,293     68,110  1,065,293         0          0
                    Total Netherlands           23,396,007            20,490,691            2,905,316

   Norway - 0.2%
     54,430 Orkla ASA                            1,220,487     54,430  1,220,487         0          0
                    Total Norway                 1,220,487             1,220,487                    0

  Portugal - 0.2%
    115,837 Portugal Telecom SGPS SA             1,165,968          0          0   115,837  1,165,968
                    Total Portugal               1,165,968                     0            1,165,968

   Russia - 0.5%
     10,930 LUKOIL ADR                           1,016,490     10,930  1,016,490         0          0
      3,300 Mobile Telesystems ADR                 273,240      3,300    273,240         0          0
      2,300 Oao Gazprom ADR                         60,033      2,300     60,033         0          0
     31,450 YUKOS Oil Company ADR                1,339,770     31,450  1,339,770         0          0
                    Total Russia                 2,689,533             2,689,533                    0

   Singapore - 1.2%
    121,000 DBS Group Holdings, Ltd.             1,048,011          0          0   121,000  1,048,011
    990,000 MobileOne (Asia), Ltd.                 874,404    990,000    874,404         0          0
    584,112 United Overseas Bank, Ltd.           4,547,496    385,112  2,998,218   199,000  1,549,278
                    Total Singapore              6,469,911             3,872,622            2,597,289

   South Korea - 2.2%
     38,430 Daewoo Shipbuilding & Marine           493,478          0          0    38,430    493,478
            Engineering Company, Ltd.
     12,560 Hyundai Motor Company, Ltd.            531,152          0          0    12,560    531,152
     23,619 Kookmin Bank ADR                       893,743          0          0    23,619    893,743
     28,694 Posco ADR                              974,735     28,694    974,735         0          0
     15,910 Samsung Electronics Company, Ltd.    6,021,743     10,890  4,121,734     5,020  1,900,009
      2,670 Shinsegae Company, Ltd.                648,892          0          0     2,670    648,892
     11,310 SK Telecom Company, Ltd.             1,896,718     11,310  1,896,718         0          0
     17,912 SK Telecom Company, Ltd. ADR           334,059          0          0    17,912    334,059
                    Total South Korea           11,794,520             6,993,187            4,801,333

   Spain - 3.7%
      9,069 Acerinox SA                           $428,832          0         $0     9,069   $428,832
        538 Antena 3 Television                     23,701        537     23,666         1         35
    331,555 Banco Bilbao Vizcaya Argentaria SA   4,597,900    253,694  3,518,148    77,861  1,079,752
    271,574 Banco Santander Central Hispano SA   3,236,006    271,574  3,236,006         0          0
     84,936 Endesa SA                            1,635,061     84,936  1,635,061         0          0
     71,580 Gas Natural SDG SA                   1,674,835     71,580  1,674,835         0          0
     85,300 Industria de Diseno Textil SA        1,732,253     85,300  1,732,253         0          0
     41,200 Repsol YPF SA                          803,982     41,200    803,982         0          0
    265,236 Telefonica SA                        3,907,079    151,685  2,234,407   113,551  1,672,672
     27,733 Telefonica SA ADR                    1,225,521     27,733  1,225,521         0          0
                     Total Spain                19,265,170            16,083,879            3,181,291

   Sweden - 2.5%
     15,567 Autoliv, Inc.                          591,170          0          0    15,567    591,170
     59,415 Electrolux AB                        1,308,437     59,415  1,308,437         0          0
    122,730 Hennes & Mauritz AB                  2,925,229    122,730  2,925,229         0          0
    168,536 Nordea AB                            1,266,260    168,536  1,266,260         0          0
     13,120 Sandvik AB                             452,524     13,120    452,524         0          0
    372,160 Securitas AB                         5,024,499    372,160  5,024,499         0          0
    414,274 Telefonaktiebolaget LM Ericsson        731,234    414,274    731,234         0          0
     34,417 Volvo AB                             1,055,126          0          0    34,417  1,055,126
                    Total Sweden                13,354,479            11,708,183            1,646,296

   Switzerland - 6.3%
    118,647 Adecco SA                            7,661,278     97,770  6,313,208    20,877  1,348,070
     44,644 Compagnie Financiere Richemont AG    1,074,903          0          0    44,644  1,074,903
    129,392 Credit Suisse Group                  4,720,674     87,720  3,200,333    41,672  1,520,341
     35,824 Nestle SA                            8,945,952     35,824  8,945,952         0          0
     34,631 Roche Holding AG                     3,500,733     23,600  2,385,646    11,031  1,115,087
     55,149 STMicroelectronics                   1,497,544     55,149  1,497,544         0          0
     85,428 UBS AG                               5,846,575     85,428  5,846,575         0          0
                    Total Switzerland           33,247,659            28,189,258            5,058,401

   Taiwan - 1.0%
     58,158 Cathay Financial Holding Company, Ltd. 873,655          0          0    58,158    873,655
    482,850 Chinatrust Financial Holdings Company $485,429    482,850   $485,429         0         $0
     72,001 First Financial Management
              Corporation                        1,005,256          0          0    72,001  1,005,256
     76,550 MediaTek Incorporation                 719,277     76,550    719,277         0          0
    799,394 Taiwan Semiconductor Manufacturing   1,490,059    799,394  1,490,059         0          0
            Company, Ltd.
     90,929 Taiwan Semiconductor Manufacturing     931,113          0          0    90,929    931,113
            Company, Ltd. ADR
                    Total Taiwan                 5,504,789             2,694,765            2,810,024

   Thailand - 0.6%
    130,000 Bangkok Bank Public Company, Ltd.      378,201          0          0   130,000    378,201
    825,000 Bangkok Bank Public Company, Ltd.    2,275,143    825,000  2,275,143         0          0
    227,100 Kasikornbank Public Company, Ltd.      401,211          0          0   227,100    401,211
                    Total Thailand               3,054,555             2,275,143              779,412

   United Kingdom - 23.3%
     83,933 Abbey National plc                     798,460     83,933    798,460         0          0
    134,837 AstraZeneca plc                      6,478,910     92,385  4,439,094    42,452  2,039,816
     41,168 Autonomy Corporation plc               176,139     41,168    176,139         0          0
    330,427 BAE SYSTEMS plc                        999,562          0          0   330,427    999,562
    163,211 BG Group plc                           838,114    163,211    838,114         0          0
    277,342 BP Amoco plc                         2,255,179    277,342  2,255,179         0          0
     66,174 British Sky Broadcasting Group plc     834,212     66,174    834,212         0          0
    147,810 Cadbury Schweppes plc                1,086,665    147,810  1,086,665         0          0
     92,300 Capita Group plc                       403,271     92,300    403,271         0          0
     19,076 Carnival plc                           769,785     19,076    769,785         0          0
    118,018 Celltech Group plc                     796,843    118,018    796,843         0          0
    385,600 Centrica plc                         1,456,527    385,600  1,456,527         0          0
    978,150 Compass Group plc                    6,670,192    978,150  6,670,192         0          0
    208,429 Diageo plc                           2,741,256    208,429  2,741,256         0          0
    113,010 DS Smith plc                           328,753    113,010    328,753         0          0
    304,740 Electrocomponents plc                1,775,795    304,740  1,775,795         0          0
    154,230 Friends Provident plc                  366,165    154,230    366,165         0          0
     18,000 GKN plc                                 86,117     18,000     86,117         0          0
    635,104 GlaxoSmithKline plc                 14,659,127    635,104 14,659,127         0          0
    116,328 Granada plc                            255,397    116,328    255,397         0          0
    659,665 Hays plc                             1,419,354    659,665  1,419,354         0          0
     48,681 HBOS plc                               632,653          0          0    48,681    632,653
    135,000 Hilton Group plc                       543,190    135,000    543,190         0          0
     68,800 HSBC Holdings plc                    1,084,326     68,800  1,084,326         0          0
    189,086 HSBC Holdings plc                   $2,977,543          0         $0   189,086 $2,977,543
     85,294 Imperial Tobacco Group plc           1,682,396          0          0    85,294  1,682,396
     79,625 InterContinental Hotels Group plc      754,057          0          0    79,625    754,057
    122,774 Kesa Electricals plc                   565,408    122,774    565,408         0          0
  1,339,127 Kingfisher plc                       6,702,588  1,041,238  5,211,596   297,889  1,490,992
     50,605 Next plc                             1,017,635          0          0    50,605  1,017,635
    139,588 Pearson plc                          1,554,485          0          0   139,588  1,554,485
     58,551 Reckitt Benckiser plc                1,325,175     58,551  1,325,175         0          0
    599,076 Reed Elsevier plc                    5,007,851    472,093  3,946,363   126,983  1,061,488
    129,267 Rentokil Initial plc                   440,748          0          0   129,267    440,748
    221,779 Rio Tinto plc                        6,104,124    221,779  6,104,124         0          0
    345,550 Royal Bank of Scotland Group plc    10,202,447    345,550 10,202,447         0          0
    776,491 Shell Transport & Trading Company
              plc                                5,785,317    630,507  4,697,650   145,984  1,087,667
    119,962 Smith & Nephew plc                   1,003,549          0          0   119,962  1,003,549
     76,500 Standard Chartered plc               1,266,550     76,500  1,266,550         0          0
    885,240 Tesco plc                            4,084,687    885,240  4,084,687         0          0
    386,568 Tomkins plc                          1,851,111    386,568  1,851,111         0          0
    310,532 Unilever plc                         2,899,299    310,532  2,899,299         0          0
     63,529 United Busines Media plc               557,488     63,529    557,488         0          0
  6,237,290 Vodafone Group plc                  15,497,198  5,115,235 12,709,335 1,122,055  2,787,863
    290,000 Woolworths Group plc                   229,726    290,000    229,726         0          0
    414,890 WPP Group plc                        4,071,433    414,890  4,071,433         0          0
                    Total United Kingdom       123,036,807           103,506,353           19,530,454

                Total Common Stock             512,052,689           408,047,969          104,004,720
                 (cost $479,212,180)

                                                                     LB Series Fund      AAL Variable
                                                                      World Growth      Product Series Fund
                                                                       Portfolio       International Portfolio
Pro-Forma
 Combined                                            Pro-Forma
 Principal                                            Combined     Principal               Principal
   Amount   Short-Term Investments - 3.1%               Value        Amount       Value       Amount       Value

  7,000,000 Euro Time Deposit      1.750%  1/2/200    48,829,465    7,000,000    8,829,465           0            0
  5,600,000 Federal Home Loan Mortgage                $5,599,907            0           $0   5,600,000   $5,599,907
            Corporation            0.600%  1/2/204
  1,650,000 Paradigm Funding, LLC  0.980   1/2/2004    1,649,955    1,650,000    1,649,955           0            0
     92,599 SSgA Money Market Fund 0.710       N/A        92,599            0            0      92,599       92,599

     Total Short-Term Investments                     16,171,926                10,479,420                5,692,506
         (cost $16,113,292)

                                                                     LB Series Fund      AAL Variable
                                                                      World Growth      Product Series Fund
Pro-Forma                                                              Portfolio       International Portfolio
Combined
Shares or                                                 Pro-Forma     Shares or               Shares or
 Principal                                                 Combined     Principal               Principal
   Amount   Collateral Held for Securities Loaned           Value        Amount       Value       Amount       Value

18,885,052  State Street Navigator Securities Lending
              Prime Portfolio      1.060      N/A       18,885,052      15,627,225  15,627,225   3,257,827     3,257,827

                      Total Collateral Held for
                      Securities Loaned                 18,885,052                  15,627,225                 3,257,827

                      Total Investments               $547,109,667                 434,154,614               112,955,053
                     (cost $514,210,524)

                                  PART C - OTHER INFORMATION

Item 15.  Indemnification.

Reference is hereby made to Section 4.01 of Registrant's First Amended and Restated Bylaws,
included as an exhibit to this Registration Statement, and incorporated by reference herein, which mandates indemnification by Registrant of its directors, officers and certain others under certain conditions.  Insofar as indemnification for liabilities arising under the
Securities Act of 1933 (the "1993 Act") may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise,
Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the Investment Company Act of 1940.

Item 16.   Exhibits.

(1)(a)  Articles of Incorporation  (a)

(1)(b)  Amendment to Articles of Incorporation increasing authorized shares (b)

(2)     Bylaws  (c)

(3)     Not applicable

(4)     Form of Reorganization Agreement and Plan of Reorganization  (b)

(5)     See (1) above

(6)(a)  Investment Advisory Agreement between Registrant and Thrivent Financial for Lutherans (d)

(6)(b)  Amendment No. 1 effective February 11, 2004 to Investment Advisory Agreement *

(6)(c)  Form of Investment Subadvisory Agreement among Registrant, Thrivent Financial for
        Lutherans and (i) T. Rowe Price Associates, Inc., (ii) T. Rowe Price International,
        Inc., and (iii) Mercator Asset Management LP  (e)

(7)     Not applicable

(8)     Not applicable

(9)(a)  Custodian Contract between the Registrant and State Street Bank and Trust Company (a)

(9)(b)  Amendment to Custodian Contract dated February 1, 1989 (f)

(9)(c)  Amendment to Custodian Contract dated January 11, 1990  (f)

(9)(d)  Restated Amendment to Custodian Contract dated October 6, 2000 (g)

(10)    Not applicable

(11)    Opinion and consent of counsel as to the legality of the securities being registered (b)

(12)(a) Form of Opinion of counsel as to tax matters and consequences to shareholders of AAL Portfolios merging into New Thrivent Portfolios *

(12)(b) Form of Opinion of counsel as to tax matters and consequences to shareholders of the International Portfolio, which is merging in the World Growth Portfolio *

(13)(a) Expense Reimbursement Letter Agreement (b)

(13)(b) Letter Agreement for Line of Credit (h)

(13)(c) Administration Contract effective January 1, 2004 between Registrant and Thrivent Financial for Lutherans *

(13)(d) Letter Amendment dated January 30, 2004 to Administration Contract effective January 1, 2004 *

(13)(e) Accounting Services Agreement effective April 1, 2003 (c)

(13)(f) Amendment No. 1 effective February 1, 2004 to Accounting Services Agreement *

(13)(g) Participation Agreement among Registrant, Thrivent Financial for Lutherans and separate accounts of Thrivent
        Financial for Lutherans effective December 15, 2003 *

(13)(h) Participation Agreement among Registrant, Thrivent Life Insurance Company and separate accounts of Thrivent
        Life Insurance Company effective December 15, 2003 *

(14)    Consent of Independent Accountants*

(15)    Not applicable

(16)    Powers of Attorney for F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady,
        Jodi L. Harpstead, Connie M. Levi, Edward W. Smeds, Charles D. Gariboldi and Pamela J. Moret *

(17)    Voting Instruction Form *

-------------------
*       Filed herewith

(a)     Incorporated by reference from Post-effective Amendment No. 22 to the registration statement of LB Series Fund, Inc., file no. 033-03677, filed April 27, 1998.

(b)     Incorporated by reference from initial Form N-14 registration statement of LB Series
        Fund, Inc., file no. 333-111964, filed January 16, 2004.

(c)     Incorporated by reference from Post-effective Amendment No. 29 to the registration statement of LB Series Fund, Inc., file no. 033-03677, filed November 14, 2003.

(d)     Incorporated by reference from Post-effective Amendment No. 27 to the registration statement of LB Series Fund, Inc., file no. 033-03677, filed April 30,
        2002.

(e)     Included as Exhibit A to Appendix G of the proxy statement and prospectus included in
        Part A of this Pre-Effective Amendment No. 1 to the registration statement of LB
        Series Fund, Inc., file no. 333-111964.

(f)     Incorporated by reference from Post-effective Amendment No. 14 to the registration statement of LB Series Fund, Inc., file no. 033-03677, filed November 1, 1995.

(g)     Incorporated by reference from the Post-effective Amendment No. 25 to the registration statement of LB Series Fund, Inc., file no. 033-03677, filed April 20,
        2001.

(h)     Incorporated by reference from Post-effective Amendment No. 24 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed February 24,
        2000.

Item 17.  Undertakings.

(1)     The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration
Statement by any person or party who is deemed to be an underwriter within the meaning of
Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)     The undersigned Registrant agrees that every prospectus that is filed under paragraph
(1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the
1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                          SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of Minneapolis, and the State of Minnesota on the 26th day of February, 2004.

                                                 LB SERIES FUND, INC.

                                                 By: /s/ Marlene J. Nogle
                                                     ---------------------------------------------
                                                     Marlene J. Nogle, Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                   Title

*                                           President
---------------------------------
Pamela J. Moret

*                                           Treasurer and Principal Accounting Officer
---------------------------------
Charles D. Gariboldi

*                                           Director
---------------------------------
F. Gregory Campbell

*                                           Director
---------------------------------
Herbert F. Eggerding, Jr.

*                                           Director
---------------------------------
Noel K. Estenson

*                                           Director
---------------------------------
Richard L. Gady

*                                           Director
---------------------------------
Jodi L. Harpstead

*                                           Director
---------------------------------
Connie M. Levi

*                                           Director
---------------------------------
Edward W. Smeds

*Marlene J. Nogle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of LB Series Fund, Inc. pursuant to a power of attorney duly executed by such persons.

Dated:  February 26, 2004                         *By: /s/ Marlene J. Nogle
                                                      ------------------------------------------
                                                      Attorney-in-Fact

                                        Exhibit Index

EX-99.6.b      Amendment No. 1 to Investment Advisory Agreement

EX-99.12.a     Form of tax opinion of counsel relating to merger of AAL Portfolios into New Thrivent Portfolios

EX-99.12.b     Form of tax opinion of counsel relating to merger of International Portfolio into World Growth
               Portfolio

EX-99.13.c     Administration Contract

EX-99.13.d     Letter Amendment to Administration Contract

EX-99.13.f     Amendment No. 1 to Accounting Services Agreement

EX-99.13.g     Participation Agreement with Thrivent Financial for Lutherans

EX-99.13.h     Participation Agreement with Thrivent Life Insurance Company

EX-99.14       Consent of Independent Accountants

EX-99.16       Powers of Attorney

EX-99.17       Voting Instruction Form